Quarterly Report
September 30, 2024
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
September 30, 2024
Table of Contents (Unaudited)

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.5% †
Aerospace & Defense - 0.5%
RTX Corp.	1,085	$131,459
Apparel Retail - 0.4%
Ross Stores, Inc.	585	88,048
Application Software - 2.9%
Adobe, Inc. (a)	531	274,941
Intuit, Inc.	112	69,552
Salesforce, Inc.	1,065	291,501
Synopsys, Inc. (a)	111	56,210
		692,204
Automobile Manufacturers - 1.0%
General Motors Co.	2,618	117,391
Tesla, Inc. (a)	482	126,106
		243,497
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	109	125,524
Biotechnology - 0.7%
BioMarin Pharmaceutical, Inc. (a)	692	48,641
Vertex Pharmaceuticals, Inc. (a)	243	113,014
		161,655
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	5,627	1,048,479
Building Products - 0.6%
Trane Technologies PLC	381	148,106
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	309	166,319
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	102	90,425
Walmart, Inc.	2,387	192,750
		283,175
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	366	78,701
Diversified Banks - 2.7%
Bank of America Corp.	3,465	137,491
JPMorgan Chase & Co.	2,382	502,269
		639,760
Diversified Support Services - 0.2%
Cintas Corp.	244	50,235
Electric Utilities - 1.1%
NextEra Energy, Inc.	3,055	258,239
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	459	152,131
Emerson Electric Co.	2,036	222,677
		374,808
Electronic Components - 0.2%
Amphenol Corp., Class A	930	60,599
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	1,375	285,450
	Number of Shares	Fair Value
Financial Exchanges & Data - 2.5%
CME Group, Inc.	407	$89,805
MSCI, Inc.	208	121,249
Nasdaq, Inc.	926	67,607
S&P Global, Inc.	603	311,522
		590,183
Healthcare Equipment - 2.9%
Abbott Laboratories	1,335	152,203
Becton Dickinson & Co.	1,214	292,695
IDEXX Laboratories, Inc. (a)	185	93,466
Penumbra, Inc. (a)	243	47,217
Zimmer Biomet Holdings, Inc.	931	100,502
		686,083
Home Improvement Retail - 2.0%
Home Depot, Inc.	1,182	478,946
Household Products - 0.8%
Procter & Gamble Co.	1,147	198,660
Industrial Gases - 1.4%
Linde PLC	680	324,265
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	551	348,133
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	310	69,158
Integrated Oil & Gas - 1.6%
Chevron Corp.	915	134,752
Exxon Mobil Corp.	2,106	246,865
		381,617
Interactive Media & Services - 8.2%
Alphabet, Inc., Class A	5,700	945,345
Alphabet, Inc., Class C	808	135,090
Meta Platforms, Inc., Class A	1,528	874,688
		1,955,123
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	237	83,775
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. (a)	804	190,524
Thermo Fisher Scientific, Inc.	391	241,861
		432,385
Managed Healthcare - 1.9%
Humana, Inc.	65	20,588
UnitedHealth Group, Inc.	739	432,079
		452,667
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	145	102,844
Walt Disney Co.	1,110	106,771
		209,615
Multi-Line Insurance - 0.2%
American International Group, Inc.	602	44,085
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	666	306,533

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Multi-Utilities - 0.6%
Sempra	1,761	$147,272
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	4,564	191,460
Oil & Gas Exploration & Production - 0.8%
ConocoPhillips	1,875	197,400
Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	498	193,782
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	1,357	99,970
Passenger Ground Transportation - 0.5%
Uber Technologies, Inc. (a)	1,550	116,498
Personal Care Products - 1.1%
Kenvue, Inc.	11,267	260,606
Pharmaceuticals - 5.2%
AstraZeneca PLC ADR	3,186	248,221
Elanco Animal Health, Inc. (a)	3,461	50,842
Eli Lilly & Co.	119	105,427
Johnson & Johnson	2,620	424,597
Merck & Co., Inc.	3,635	412,791
		1,241,878
Property & Casualty Insurance - 1.4%
Chubb Ltd.	854	246,285
Progressive Corp.	355	90,085
		336,370
Rail Transportation - 0.6%
Union Pacific Corp.	581	143,205
Regional Banks - 0.9%
Regions Financial Corp.	9,249	215,779
Restaurants - 0.5%
McDonald's Corp.	428	130,330
Semiconductor Materials & Equipment - 1.3%
Applied Materials, Inc.	1,278	258,220
ASML Holding NV	67	55,828
		314,048
Semiconductors - 11.9%
Advanced Micro Devices, Inc. (a)	891	146,195
Broadcom, Inc.	3,049	525,953
NVIDIA Corp.	14,622	1,775,696
ON Semiconductor Corp. (a)	3,275	237,798
Texas Instruments, Inc.	762	157,406
		2,843,048
Soft Drinks & Non-alcoholic Beverages - 1.5%
Monster Beverage Corp. (a)	1,598	83,367
PepsiCo, Inc.	1,655	281,433
		364,800
Specialty Chemicals - 0.5%
Ecolab, Inc.	195	49,789
International Flavors & Fragrances, Inc.	340	35,676
	Number of Shares	Fair Value
PPG Industries, Inc.	345	$45,699
		131,164
Systems Software - 8.6%
Microsoft Corp.	4,046	1,740,994
Oracle Corp.	1,060	180,624
ServiceNow, Inc. (a)	163	145,785
		2,067,403
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	6,499	1,514,267
Telecom Tower REITs - 1.4%
American Tower Corp.	1,401	325,817
Trading Companies & Distributors - 1.8%
United Rentals, Inc.	395	319,843
WW Grainger, Inc.	105	109,075
		428,918
Transaction & Payment Processing Services - 3.8%
Fidelity National Information Services, Inc.	441	36,934
Mastercard, Inc., Class A	820	404,916
PayPal Holdings, Inc. (a)	2,035	158,791
Visa, Inc., Class A	1,108	304,644
		905,285
Water Utilities - 0.8%
American Water Works Co., Inc.	1,298	189,820
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	300	61,908
Total Common Stock (Cost $13,328,978)		23,818,514
Short-Term Investments - 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (b)(c) (Cost $305,139)	305,139	305,139
Total Investments (Cost $13,634,117)		24,123,653
Liabilities in Excess of Other Assets, net - (0.8)%		(201,398)
NET ASSETS - 100.0%		$23,922,255
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,818,514	$—	$—	$23,818,514
Short-Term Investments	305,139	—	—	305,139
Total Investments in Securities	$24,123,653	$—	$—	$24,123,653

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	709,663	$709,663	$3,096,135	$3,500,659	$—	$—	305,139	$305,139	$22,672
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.7% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$52,569
Omnicom Group, Inc.	814	84,160
		136,729
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	300	119,880
Boeing Co. (a)	2,331	354,405
General Dynamics Corp.	1,065	321,843
General Electric Co.	4,312	813,157
Howmet Aerospace, Inc.	1,636	164,009
Huntington Ingalls Industries, Inc.	171	45,209
L3Harris Technologies, Inc.	765	181,971
Lockheed Martin Corp.	867	506,813
Northrop Grumman Corp.	560	295,719
RTX Corp.	5,362	649,660
Textron, Inc.	846	74,939
TransDigm Group, Inc.	225	321,104
		3,848,709
Agricultural & Farm Machinery - 0.2%
Deere & Co.	1,015	423,590
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,061	123,124
Bunge Global SA	627	60,593
		183,717
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	452	49,887
Expeditors International of Washington, Inc.	528	69,379
FedEx Corp.	874	239,197
United Parcel Service, Inc., Class B	2,883	393,068
		751,531
Apparel Retail - 0.4%
Ross Stores, Inc.	1,361	204,844
TJX Cos., Inc.	4,479	526,462
		731,306
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	400	108,540
Ralph Lauren Corp.	170	32,958
Tapestry, Inc.	990	46,510
		188,008
Application Software - 2.3%
Adobe, Inc. (a)	1,819	941,842
ANSYS, Inc. (a)	358	114,070
Autodesk, Inc. (a)	824	226,995
Cadence Design Systems, Inc. (a)	1,056	286,208
Fair Isaac Corp. (a)	100	194,352
Intuit, Inc.	1,137	706,077
Palantir Technologies, Inc., Class A (a)	7,900	293,880
PTC, Inc. (a)	500	90,330
Roper Technologies, Inc.	430	239,269
Salesforce, Inc.	3,903	1,068,290
Synopsys, Inc. (a)	614	310,923
Tyler Technologies, Inc. (a)	182	106,237
		4,578,473
	Number of Shares	Fair Value
Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	403	$189,333
Bank of New York Mellon Corp.	3,017	216,802
BlackRock, Inc.	567	538,372
Blackstone, Inc.	2,800	428,764
Franklin Resources, Inc.	991	19,969
Invesco Ltd.	1,674	29,395
KKR & Co., Inc.	2,600	339,508
Northern Trust Corp.	820	73,825
State Street Corp. (b)	1,122	99,263
T. Rowe Price Group, Inc.	928	101,087
		2,036,318
Automobile Manufacturers - 1.6%
Ford Motor Co.	15,953	168,464
General Motors Co.	4,722	211,734
Tesla, Inc. (a)	11,144	2,915,605
		3,295,803
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	1,165	83,892
BorgWarner, Inc.	863	31,318
		115,210
Automotive Retail - 0.3%
AutoZone, Inc. (a)	73	229,953
CarMax, Inc. (a)	678	52,464
O'Reilly Automotive, Inc. (a)	237	272,929
		555,346
Biotechnology - 1.9%
AbbVie, Inc.	7,055	1,393,221
Amgen, Inc.	2,146	691,463
Biogen, Inc. (a)	625	121,150
Gilead Sciences, Inc.	5,024	421,212
Incyte Corp. (a)	768	50,765
Moderna, Inc. (a)	1,415	94,565
Regeneron Pharmaceuticals, Inc. (a)	431	453,084
Vertex Pharmaceuticals, Inc. (a)	1,042	484,613
		3,710,073
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	810	46,591
Broadcasting - 0.0% *
Fox Corp., Class A	867	36,700
Fox Corp., Class B	740	28,712
Paramount Global, Class B	2,036	21,622
		87,034
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	37,544	6,995,573
eBay, Inc.	2,072	134,908
		7,130,481
Building Products - 0.6%
A.O. Smith Corp.	491	44,107
Allegion PLC	398	58,004
Builders FirstSource, Inc. (a)	500	96,930
Carrier Global Corp.	3,408	274,310
Johnson Controls International PLC	2,654	205,977

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Masco Corp.	906	$76,050
Trane Technologies PLC	877	340,916
		1,096,294
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	398	128,984
Comcast Corp., Class A	15,695	655,580
		784,564
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	61,005
Old Dominion Freight Line, Inc.	756	150,172
		211,177
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	771	32,182
Las Vegas Sands Corp.	1,425	71,734
MGM Resorts International (a)	917	35,845
Wynn Resorts Ltd.	411	39,407
		179,168
Commodity Chemicals - 0.1%
Dow, Inc.	2,855	155,969
LyondellBasell Industries NV, Class A	1,039	99,640
		255,609
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	1,030	395,335
Cisco Systems, Inc.	16,092	856,416
F5, Inc. (a)	257	56,591
Juniper Networks, Inc.	1,208	47,088
Motorola Solutions, Inc.	677	304,400
		1,659,830
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	760	78,508
Construction & Engineering - 0.1%
Quanta Services, Inc.	584	174,120
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	1,958	765,813
Cummins, Inc.	498	161,247
PACCAR, Inc.	2,025	199,827
Westinghouse Air Brake Technologies Corp.	736	133,783
		1,260,670
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	245	131,871
Vulcan Materials Co.	474	118,704
		250,575
Consumer Electronics - 0.1%
Garmin Ltd.	641	112,835
Consumer Finance - 0.5%
American Express Co.	2,233	605,589
Capital One Financial Corp.	1,512	226,392
Discover Financial Services	1,009	141,553
Synchrony Financial	1,581	78,860
		1,052,394
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	1,800	$1,595,736
Dollar General Corp.	888	75,098
Dollar Tree, Inc. (a)	861	60,546
Target Corp.	1,893	295,043
Walmart, Inc.	17,444	1,408,603
		3,435,026
Copper - 0.2%
Freeport-McMoRan, Inc.	5,992	299,121
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,226	198,403
Equinix, Inc.	387	343,513
		541,916
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	475	102,139
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	37,146
Constellation Brands, Inc., Class A	604	155,645
		192,791
Distributors - 0.1%
Genuine Parts Co.	586	81,852
LKQ Corp.	1,038	41,437
Pool Corp.	151	56,897
		180,186
Diversified Banks - 2.7%
Bank of America Corp.	26,982	1,070,646
Citigroup, Inc.	7,543	472,192
Fifth Third Bancorp	2,941	125,992
JPMorgan Chase & Co.	11,454	2,415,191
KeyCorp	3,987	66,782
PNC Financial Services Group, Inc.	1,586	293,172
U.S. Bancorp	6,014	275,020
Wells Fargo & Co.	13,577	766,965
		5,485,960
Diversified Support Services - 0.2%
Cintas Corp.	1,388	285,762
Copart, Inc. (a)	3,576	187,382
		473,144
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	3,007	26,943
Electric Utilities - 1.6%
Alliant Energy Corp.	1,156	70,158
American Electric Power Co., Inc.	2,171	222,745
Constellation Energy Corp.	1,265	328,925
Duke Energy Corp.	2,982	343,825
Edison International	1,623	141,347
Entergy Corp.	900	118,449
Evergy, Inc.	888	55,065
Eversource Energy	1,362	92,684
Exelon Corp.	4,140	167,877
FirstEnergy Corp.	1,761	78,100
NextEra Energy, Inc.	8,308	702,275
NRG Energy, Inc.	891	81,170
PG&E Corp.	8,613	170,279

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Pinnacle West Capital Corp.	489	$43,320
PPL Corp.	3,183	105,294
Southern Co.	4,381	395,079
Xcel Energy, Inc.	2,320	151,496
		3,268,088
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	166,215
Eaton Corp. PLC	1,592	527,653
Emerson Electric Co.	2,244	245,426
Generac Holdings, Inc. (a)	265	42,103
Hubbell, Inc.	200	85,670
Rockwell Automation, Inc.	414	111,143
		1,178,210
Electronic Components - 0.2%
Amphenol Corp., Class A	4,780	311,465
Corning, Inc.	3,162	142,764
		454,229
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	691	109,820
Teledyne Technologies, Inc. (a)	194	84,906
Trimble, Inc. (a)	941	58,427
Zebra Technologies Corp., Class A (a)	222	82,211
		335,364
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	500	59,915
TE Connectivity PLC	1,236	186,624
		246,539
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	792	159,065
Rollins, Inc.	1,200	60,696
Veralto Corp.	947	105,932
Waste Management, Inc.	1,457	302,473
		628,166
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	739	63,406
Corteva, Inc.	2,836	166,729
FMC Corp.	553	36,465
Mosaic Co.	1,427	38,215
		304,815
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	438	89,733
CME Group, Inc.	1,454	320,825
FactSet Research Systems, Inc.	157	72,196
Intercontinental Exchange, Inc.	2,333	374,773
MarketAxess Holdings, Inc.	180	46,116
Moody's Corp.	637	302,314
MSCI, Inc.	317	184,789
Nasdaq, Inc.	1,512	110,391
S&P Global, Inc.	1,264	653,008
		2,154,145
Food Distributors - 0.1%
Sysco Corp.	2,060	160,804
Food Retail - 0.1%
Kroger Co.	2,748	157,460
	Number of Shares	Fair Value
Footwear - 0.3%
Deckers Outdoor Corp. (a)	600	$95,670
NIKE, Inc., Class B	4,790	423,436
		519,106
Gas Utilities - 0.1%
Atmos Energy Corp.	660	91,549
Gold - 0.1%
Newmont Corp.	4,777	255,331
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	700	83,125
Healthpeak Properties, Inc.	3,169	72,475
Ventas, Inc.	1,762	112,997
Welltower, Inc.	2,244	287,299
		555,896
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	1,065	117,704
Cencora, Inc.	701	157,781
Henry Schein, Inc. (a)	561	40,897
McKesson Corp.	528	261,054
		577,436
Healthcare Equipment - 2.2%
Abbott Laboratories	6,996	797,614
Baxter International, Inc.	2,181	82,813
Becton Dickinson & Co.	1,152	277,747
Boston Scientific Corp. (a)	5,809	486,794
Dexcom, Inc. (a)	1,654	110,884
Edwards Lifesciences Corp. (a)	2,519	166,229
GE HealthCare Technologies, Inc.	1,721	161,516
Hologic, Inc. (a)	962	78,364
IDEXX Laboratories, Inc. (a)	330	166,723
Insulet Corp. (a)	300	69,825
Intuitive Surgical, Inc. (a)	1,440	707,429
Medtronic PLC	5,198	467,976
ResMed, Inc.	617	150,622
STERIS PLC	400	97,016
Stryker Corp.	1,348	486,978
Teleflex, Inc.	222	54,905
Zimmer Biomet Holdings, Inc.	862	93,053
		4,456,488
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	745	302,790
Universal Health Services, Inc., Class B	241	55,192
		357,982
Healthcare Services - 0.4%
Cigna Group	1,140	394,941
CVS Health Corp.	4,953	311,445
DaVita, Inc. (a)	158	25,901
Labcorp Holdings, Inc.	293	65,480
Quest Diagnostics, Inc.	458	71,104
		868,871
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	287	72,990
Cooper Cos., Inc. (a)	858	94,672

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Solventum Corp. (a)	616	$42,947
		210,609
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (a)	1,078	274,868
Home Building - 0.3%
DR Horton, Inc.	1,211	231,022
Lennar Corp., Class A	967	181,293
NVR, Inc. (a)	12	117,742
PulteGroup, Inc.	807	115,829
		645,886
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	175	28,119
Home Improvement Retail - 1.1%
Home Depot, Inc.	4,006	1,623,231
Lowe's Cos., Inc.	2,323	629,185
		2,252,416
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	2,755	48,488
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc., Class A (a)	1,746	221,410
Booking Holdings, Inc.	138	581,273
Carnival Corp. (a)	4,167	77,006
Expedia Group, Inc. (a)	489	72,382
Hilton Worldwide Holdings, Inc.	1,000	230,500
Marriott International, Inc., Class A	965	239,899
Norwegian Cruise Line Holdings Ltd. (a)	1,496	30,683
Royal Caribbean Cruises Ltd.	936	166,009
		1,619,162
Household Products - 1.2%
Church & Dwight Co., Inc.	869	91,002
Clorox Co.	513	83,573
Colgate-Palmolive Co.	3,205	332,711
Kimberly-Clark Corp.	1,355	192,789
Procter & Gamble Co.	9,471	1,640,377
		2,340,452
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,656	458,265
Dayforce, Inc. (a)	666	40,792
Paychex, Inc.	1,283	172,166
Paycom Software, Inc.	203	33,814
		705,037
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,716	54,483
Vistra Corp.	1,400	165,956
		220,439
Industrial Conglomerates - 0.4%
3M Co. (c)	2,187	298,963
Honeywell International, Inc.	2,594	536,206
		835,169
Industrial Gases - 0.6%
Air Products & Chemicals, Inc. (c)	863	256,950
	Number of Shares	Fair Value
Linde PLC	1,932	$921,293
		1,178,243
Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	526	100,855
Fortive Corp.	1,455	114,843
IDEX Corp.	340	72,930
Illinois Tool Works, Inc.	1,054	276,222
Ingersoll Rand, Inc.	1,662	163,142
Nordson Corp.	237	62,243
Otis Worldwide Corp.	1,651	171,605
Parker-Hannifin Corp.	528	333,601
Pentair PLC	696	68,062
Snap-on, Inc.	182	52,727
Stanley Black & Decker, Inc.	649	71,474
Xylem, Inc.	957	129,224
		1,616,928
Industrial REITs - 0.2%
Prologis, Inc.	3,649	460,796
Insurance Brokers - 0.6%
Aon PLC, Class A	848	293,400
Arthur J Gallagher & Co.	878	247,043
Brown & Brown, Inc.	940	97,384
Marsh & McLennan Cos., Inc.	2,003	446,849
Willis Towers Watson PLC	349	102,791
		1,187,467
Integrated Oil & Gas - 1.6%
Chevron Corp.	6,820	1,004,381
Exxon Mobil Corp.	17,791	2,085,461
Occidental Petroleum Corp.	2,842	146,477
		3,236,319
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	28,910	636,020
Verizon Communications, Inc.	17,020	764,368
		1,400,388
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	965	138,420
Take-Two Interactive Software, Inc. (a)	685	105,291
		243,711
Interactive Media & Services - 6.1%
Alphabet, Inc., Class A	23,477	3,893,660
Alphabet, Inc., Class C	19,312	3,228,773
Match Group, Inc. (a)	1,240	46,922
Meta Platforms, Inc., Class A	8,798	5,036,327
		12,205,682
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	61,983
GoDaddy, Inc., Class A (a)	600	94,068
VeriSign, Inc. (a)	374	71,045
		227,096
Investment Banking & Brokerage - 0.8%
Charles Schwab Corp.	5,908	382,897
Goldman Sachs Group, Inc.	1,269	628,295
Morgan Stanley	5,075	529,018

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Raymond James Financial, Inc.	793	$97,111
		1,637,321
IT Consulting & Other Services - 1.0%
Accenture PLC, Class A	2,474	874,510
Cognizant Technology Solutions Corp., Class A	1,980	152,816
EPAM Systems, Inc. (a)	173	34,432
Gartner, Inc. (a)	328	166,217
International Business Machines Corp.	3,651	807,163
		2,035,138
Leisure Products - 0.0% *
Hasbro, Inc.	563	40,716
Life & Health Insurance - 0.4%
Aflac, Inc. (c)	1,973	220,581
Globe Life, Inc.	370	39,187
MetLife, Inc.	2,251	185,662
Principal Financial Group, Inc.	911	78,255
Prudential Financial, Inc.	1,480	179,228
		702,913
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	1,165	172,979
Bio-Techne Corp.	612	48,917
Charles River Laboratories International, Inc. (a)	226	44,515
Danaher Corp.	2,587	719,238
IQVIA Holdings, Inc. (a)	699	165,642
Mettler-Toledo International, Inc. (a)	85	127,474
Revvity, Inc.	533	68,091
Thermo Fisher Scientific, Inc.	1,549	958,165
Waters Corp. (a)	268	96,451
West Pharmaceutical Services, Inc.	310	93,050
		2,494,522
Managed Healthcare - 1.5%
Centene Corp. (a)	2,124	159,895
Elevance Health, Inc.	943	490,360
Humana, Inc.	489	154,886
Molina Healthcare, Inc. (a)	252	86,829
UnitedHealth Group, Inc.	3,717	2,173,255
		3,065,225
Metal, Glass & Plastic Containers - 0.1%
Ball Corp.	1,361	92,425
Movies & Entertainment - 1.0%
Live Nation Entertainment, Inc. (a)	639	69,964
Netflix, Inc. (a)	1,749	1,240,513
Walt Disney Co.	7,226	695,069
Warner Bros Discovery, Inc. (a)	9,394	77,501
		2,083,047
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	520	117,130
Camden Property Trust	400	49,412
Equity Residential	1,384	103,053
Essex Property Trust, Inc.	286	84,490
Mid-America Apartment Communities, Inc.	434	68,963
	Number of Shares	Fair Value
UDR, Inc.	1,307	$59,259
		482,307
Multi-Line Insurance - 0.1%
American International Group, Inc.	2,559	187,396
Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc., Class B (a)	7,361	3,387,974
Multi-Utilities - 0.6%
Ameren Corp.	1,067	93,320
CenterPoint Energy, Inc.	2,726	80,199
CMS Energy Corp.	1,200	84,756
Consolidated Edison, Inc.	1,442	150,155
Dominion Energy, Inc.	3,280	189,551
DTE Energy Co.	702	90,144
NiSource, Inc.	1,785	61,850
Public Service Enterprise Group, Inc.	2,060	183,773
Sempra	2,642	220,950
WEC Energy Group, Inc.	1,327	127,631
		1,282,329
Office REITs - 0.0% *
BXP, Inc.	678	54,552
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	4,201	151,866
Halliburton Co.	3,544	102,953
Schlumberger NV	5,543	232,529
		487,348
Oil & Gas Exploration & Production - 0.7%
APA Corp.	1,668	40,799
ConocoPhillips	4,629	487,341
Coterra Energy, Inc.	3,158	75,634
Devon Energy Corp.	2,567	100,421
Diamondback Energy, Inc.	694	119,646
EOG Resources, Inc.	2,353	289,254
EQT Corp.	2,500	91,600
Hess Corp.	1,122	152,368
Marathon Oil Corp.	2,562	68,226
		1,425,289
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,265	206,081
Phillips 66 Co.	1,723	226,488
Valero Energy Corp.	1,290	174,189
		606,758
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc.	8,134	179,680
ONEOK, Inc.	2,445	222,813
Targa Resources Corp.	893	132,173
Williams Cos., Inc.	4,626	211,177
		745,843
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	140,932
VICI Properties, Inc.	4,029	134,206
		275,138
Other Specialty Retail - 0.1%
Tractor Supply Co.	457	132,955

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Ulta Beauty, Inc. (a)	212	$82,493
		215,448
Packaged Foods & Meats - 0.6%
Campbell Soup Co.	776	37,962
Conagra Brands, Inc.	1,941	63,121
General Mills, Inc.	2,252	166,310
Hershey Co.	563	107,972
Hormel Foods Corp.	1,297	41,115
J.M. Smucker Co.	459	55,585
Kellanova	886	71,509
Kraft Heinz Co.	3,317	116,460
Lamb Weston Holdings, Inc.	568	36,772
McCormick & Co., Inc.	1,028	84,605
Mondelez International, Inc., Class A	5,257	387,283
Tyson Foods, Inc., Class A	1,173	69,864
		1,238,558
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	5,636	63,856
Avery Dennison Corp.	351	77,487
International Paper Co.	1,399	68,341
Packaging Corp. of America	389	83,790
Smurfit WestRock PLC	2,028	100,224
		393,698
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	2,552	129,616
Southwest Airlines Co.	2,270	67,260
United Airlines Holdings, Inc. (a)	1,288	73,493
		270,369
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	8,410	632,096
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	1,010	100,687
Kenvue, Inc.	8,008	185,225
		285,912
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	8,110	419,611
Catalent, Inc. (a)	721	43,671
Eli Lilly & Co.	3,170	2,808,430
Johnson & Johnson	9,680	1,568,741
Merck & Co., Inc.	10,110	1,148,092
Pfizer, Inc.	22,782	659,311
Viatris, Inc.	4,835	56,134
Zoetis, Inc.	1,782	348,167
		7,052,157
Property & Casualty Insurance - 1.0%
Allstate Corp.	1,033	195,908
Arch Capital Group Ltd. (a)	1,502	168,044
Assurant, Inc.	152	30,227
Chubb Ltd.	1,518	437,776
Cincinnati Financial Corp.	623	84,803
Erie Indemnity Co., Class A	100	53,982
Hartford Financial Services Group, Inc.	1,207	141,955
Loews Corp.	746	58,971
Progressive Corp.	2,346	595,321
Travelers Cos., Inc.	899	210,474
	Number of Shares	Fair Value
W.R. Berkley Corp.	1,212	$68,757
		2,046,218
Publishing - 0.0% *
News Corp., Class A	1,664	44,312
News Corp., Class B	348	9,727
		54,039
Rail Transportation - 0.6%
CSX Corp.	7,633	263,567
Norfolk Southern Corp.	874	217,189
Union Pacific Corp.	2,485	612,503
		1,093,259
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,220	151,866
CoStar Group, Inc. (a)	1,700	128,248
		280,114
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,800	73,926
Huntington Bancshares, Inc.	6,287	92,419
M&T Bank Corp.	705	125,574
Regions Financial Corp.	3,805	88,771
Truist Financial Corp.	5,422	231,899
		612,589
Reinsurance - 0.0% *
Everest Group Ltd.	152	59,558
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	548	17,673
Equifax, Inc.	508	149,281
Jacobs Solutions, Inc.	548	71,733
Leidos Holdings, Inc.	594	96,822
Verisk Analytics, Inc.	513	137,464
		472,973
Restaurants - 1.0%
Chipotle Mexican Grill, Inc. (a)	5,500	316,910
Darden Restaurants, Inc.	493	80,916
Domino's Pizza, Inc.	137	58,929
McDonald's Corp.	2,895	881,556
Starbucks Corp.	4,446	433,441
Yum! Brands, Inc.	1,110	155,078
		1,926,830
Retail REITs - 0.3%
Federal Realty Investment Trust	317	36,445
Kimco Realty Corp.	2,766	64,227
Realty Income Corp.	3,365	213,408
Regency Centers Corp.	620	44,783
Simon Property Group, Inc.	1,197	202,317
		561,180
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	812	146,314
Public Storage	642	233,605
		379,919
Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	3,293	665,351
Enphase Energy, Inc. (a)	600	67,812
KLA Corp.	547	423,602
Lam Research Corp.	528	430,890

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Teradyne, Inc.	677	$90,671
		1,678,326
Semiconductors - 10.0%
Advanced Micro Devices, Inc. (a)	6,549	1,074,560
Analog Devices, Inc.	2,022	465,404
Broadcom, Inc.	18,680	3,222,300
First Solar, Inc. (a)	400	99,776
Intel Corp.	17,155	402,456
Microchip Technology, Inc.	2,233	179,288
Micron Technology, Inc.	4,423	458,709
Monolithic Power Systems, Inc.	206	190,447
NVIDIA Corp.	98,791	11,997,179
NXP Semiconductors NV	1,013	243,130
ON Semiconductor Corp. (a)	1,799	130,625
Qorvo, Inc. (a)	376	38,841
QUALCOMM, Inc.	4,519	768,456
Skyworks Solutions, Inc.	636	62,818
Texas Instruments, Inc.	3,626	749,023
		20,083,012
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	2,500	88,150
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	15,488	1,112,968
Keurig Dr. Pepper, Inc.	4,313	161,651
Monster Beverage Corp. (a)	3,006	156,823
PepsiCo, Inc.	5,526	939,696
		2,371,138
Specialty Chemicals - 0.6%
Albemarle Corp.	441	41,767
Celanese Corp.	473	64,309
DuPont de Nemours, Inc.	1,783	158,883
Eastman Chemical Co.	441	49,370
Ecolab, Inc.	971	247,925
International Flavors & Fragrances, Inc.	1,082	113,534
PPG Industries, Inc.	988	130,871
Sherwin-Williams Co.	910	347,320
		1,153,979
Steel - 0.1%
Nucor Corp.	976	146,732
Steel Dynamics, Inc.	626	78,926
		225,658
Systems Software - 7.8%
Crowdstrike Holdings, Inc., Class A (a)	900	252,423
Fortinet, Inc. (a)	2,501	193,952
Gen Digital, Inc.	2,420	66,381
Microsoft Corp.	29,894	12,863,388
Oracle Corp.	6,399	1,090,390
Palo Alto Networks, Inc. (a)	1,301	444,682
ServiceNow, Inc. (a)	832	744,132
		15,655,348
Technology Distributors - 0.1%
CDW Corp.	500	113,150
Technology Hardware, Storage & Peripherals - 7.5%
ABIOMED, Inc. (a)	199	203
	Number of Shares	Fair Value
Apple, Inc.	61,123	$14,241,659
Dell Technologies, Inc., Class C	1,100	130,394
Hewlett Packard Enterprise Co.	5,333	109,113
HP, Inc.	3,529	126,585
NetApp, Inc.	873	107,824
Seagate Technology Holdings PLC	815	89,267
Super Micro Computer, Inc. (a)	200	83,280
Western Digital Corp. (a)	1,358	92,738
		14,981,063
Telecom Tower REITs - 0.4%
American Tower Corp.	1,884	438,143
Crown Castle, Inc.	1,673	198,468
SBA Communications Corp.	455	109,519
		746,130
Timber REITs - 0.1%
Weyerhaeuser Co.	3,043	103,036
Tobacco - 0.6%
Altria Group, Inc.	6,806	347,378
Philip Morris International, Inc.	6,304	765,306
		1,112,684
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,305	164,623
United Rentals, Inc.	267	216,198
WW Grainger, Inc.	175	181,792
		562,613
Transaction & Payment Processing Services - 2.3%
Corpay, Inc. (a)	279	87,260
Fidelity National Information Services, Inc.	2,147	179,811
Fiserv, Inc. (a)	2,368	425,411
Global Payments, Inc.	1,029	105,390
Jack Henry & Associates, Inc.	249	43,959
Mastercard, Inc., Class A	3,333	1,645,836
PayPal Holdings, Inc. (a)	4,028	314,305
Visa, Inc., Class A	6,695	1,840,790
		4,642,762
Water Utilities - 0.1%
American Water Works Co., Inc.	817	119,478
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	1,922	396,624
Total Common Stock (Cost $48,955,975)		195,873,952
Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (c)(d)(e) (Cost $4,396,871)	4,396,871	4,396,871
Total Investments (Cost $53,352,846)		200,270,823
Other Assets and Liabilities, net - 0.1%		300,039
NET ASSETS - 100.0%		$200,570,862

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2024	17	$4,827,513	$4,942,112	$114,599
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$195,873,749	$203	$—	$195,873,952
Short-Term Investments	4,396,871	—	—	4,396,871
Total Investments in Securities	$200,270,620	$203	$—	$200,270,823
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	114,599	—	—	114,599
Total Other Financial Instruments	$114,599	$—	$—	$114,599

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	1,468	$113,711	$—	$28,414	$8,741	$5,225	1,122	$99,263	$1,925
State Street Institutional Liquid Reserves Fund, Premier Class	2,954,234	2,955,416	18,061,919	21,017,803	635	(167)	—	—	93,517
State Street Institutional U.S. Government Money Market Fund - Class G Shares	—	—	5,316,013	919,142	—	—	4,396,871	4,396,871	12,469
TOTAL		$3,069,127	$23,377,932	$21,965,359	$9,376	$5,058		$4,496,134	$107,911
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 93.6% †
Apparel Retail - 1.0%
Ross Stores, Inc.	2,453	$369,201
Application Software - 5.1%
Adobe, Inc. (a)	1,465	758,548
Salesforce, Inc.	2,441	668,126
Synopsys, Inc. (a)	765	387,388
		1,814,062
Automobile Manufacturers - 0.7%
Tesla, Inc. (a)	933	244,101
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc. (a)	951	442,291
Broadline Retail - 7.5%
Amazon.com, Inc. (a)	14,327	2,669,550
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	821	441,903
Electrical Components & Equipment - 1.1%
Eaton Corp. PLC	1,129	374,196
Financial Exchanges & Data - 1.2%
S&P Global, Inc.	860	444,293
Healthcare Equipment - 1.3%
Abbott Laboratories	4,097	467,099
Home Improvement Retail - 2.5%
Home Depot, Inc.	2,166	877,663
Industrial Machinery & Supplies & Components - 1.8%
Parker-Hannifin Corp.	986	622,975
Interactive Media & Services - 14.5%
Alphabet, Inc., Class A	8,070	1,338,409
Alphabet, Inc., Class C	9,089	1,519,590
Meta Platforms, Inc., Class A	3,977	2,276,594
		5,134,593
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	744	460,216
Managed Healthcare - 1.3%
UnitedHealth Group, Inc.	787	460,143
Other Specialty Retail - 1.2%
Ulta Beauty, Inc. (a)	1,070	416,358
Pharmaceuticals - 1.6%
AstraZeneca PLC ADR	7,095	552,771
Semiconductor Materials & Equipment - 2.3%
Applied Materials, Inc.	2,339	472,595
ASML Holding NV	431	359,131
		831,726
Semiconductors - 17.6%
Broadcom, Inc.	7,786	1,343,085
NVIDIA Corp.	36,172	4,392,728
ON Semiconductor Corp. (a)	7,114	516,547
		6,252,360
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	7,240	377,711
	Number of Shares	Fair Value
Systems Software - 14.8%
Microsoft Corp.	10,426	$4,486,308
ServiceNow, Inc. (a)	836	747,710
		5,234,018
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	7,458	1,737,714
Telecom Tower REITs - 1.7%
American Tower Corp.	2,528	587,912
Trading Companies & Distributors - 1.8%
United Rentals, Inc.	808	654,262
Transaction & Payment Processing Services - 4.9%
Mastercard, Inc., Class A	1,689	834,028
Visa, Inc., Class A	3,275	900,462
		1,734,490
Total Common Stock (Cost $12,816,811)		33,201,608
Exchange Traded & Mutual Funds - 5.0%
The Technology Select Sector SPDR Fund (b) (Cost $1,628,421)	7,807	1,762,508
Total Exchange Traded & Mutual Funds (Cost $1,628,421)		1,762,508
Total Investments in Securities (Cost $14,445,232)		34,964,116
Short-Term Investments - 1.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (b)(c) (Cost $573,631)	573,631	573,631
Total Investments (Cost $15,018,863)		35,537,747
Liabilities in Excess of Other Assets, net - (0.2)%		(60,058)
NET ASSETS - 100.0%		$35,477,689

See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Other Information:

The Fund had the following short futures contracts open at September 30, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	December 2024	5	$(144,769)	$(145,356)	$(587)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$33,201,608	$—	$—	$33,201,608
Exchange Traded & Mutual Funds	1,762,508	—	—	1,762,508
Short-Term Investments	573,631	—	—	573,631
Total Investments in Securities	$35,537,747	$—	$—	$35,537,747
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	(587)	—	—	(587)
Total Other Financial Instruments	$(587)	$—	$—	$(587)

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	902,796	$902,796	$5,568,438	$5,897,603	$—	$—	573,631	$573,631	$36,864
The Technology Select Sector SPDR Fund	—	—	1,678,461	52,129	2,089	134,087	7,807	1,762,508	5,776
TOTAL		$902,796	$7,246,899	$5,949,732	$2,089	$134,087		$2,336,139	$42,640
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.4% †
Aerospace & Defense - 0.7%
Hexcel Corp.	459	$28,380
Mercury Systems, Inc. (a)	239	8,843
Moog, Inc., Class A	207	41,818
Woodward, Inc.	545	93,473
		172,514
Agricultural & Farm Machinery - 1.0%
AGCO Corp.	2,199	215,194
Alamo Group, Inc.	275	49,536
		264,730
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (a)	8,249	306,533
Apparel Retail - 1.6%
Abercrombie & Fitch Co., Class A (a)	286	40,012
Boot Barn Holdings, Inc. (a)	1,431	239,378
Buckle, Inc.	1,888	83,015
Revolve Group, Inc. (a)	2,471	61,231
		423,636
Application Software - 6.0%
ACI Worldwide, Inc. (a)	3,533	179,830
Altair Engineering, Inc., Class A (a)	1,113	106,303
Blackbaud, Inc. (a)	1,872	158,521
BlackLine, Inc. (a)	1,009	55,636
Box, Inc., Class A (a)	1,635	53,514
Braze, Inc., Class A (a)	3,385	109,471
CCC Intelligent Solutions Holdings, Inc. (a)	9,872	109,086
Clearwater Analytics Holdings, Inc., Class A (a)	3,964	100,091
Confluent, Inc., Class A (a)	2,590	52,784
Dynatrace, Inc. (a)	770	41,172
Freshworks, Inc., Class A (a)	3,125	35,875
Lightspeed Commerce, Inc. (a)	1,853	30,556
Nutanix, Inc., Class A (a)	2,710	160,567
Procore Technologies, Inc. (a)	522	32,218
Samsara, Inc., Class A (a)	860	41,383
Smartsheet, Inc., Class A (a)	2,990	165,526
Vertex, Inc., Class A (a)	3,900	150,189
		1,582,722
Automobile Manufacturers - 0.4%
Thor Industries, Inc.	908	99,780
Automotive Parts & Equipment - 1.0%
Dana, Inc.	2,855	30,149
Dorman Products, Inc. (a)	2,072	234,384
Patrick Industries, Inc.	70	9,966
		274,499
Automotive Retail - 1.2%
Group 1 Automotive, Inc.	348	133,298
Murphy USA, Inc.	366	180,390
		313,688
Biotechnology - 2.7%
89bio, Inc. (a)	1,724	12,758
ADMA Biologics, Inc. (a)	1,718	34,343
Ascendis Pharma AS ADR (a)	610	91,079
Avid Bioservices, Inc. (a)	7,566	86,101
	Number of Shares	Fair Value
Bicycle Therapeutics PLC ADR (a)	1,023	$23,150
Catalyst Pharmaceuticals, Inc. (a)	2,440	48,507
Cytokinetics, Inc. (a)	354	18,691
Emergent BioSolutions, Inc. (a)	2,543	21,234
Halozyme Therapeutics, Inc. (a)	749	42,873
Heron Therapeutics, Inc. (a)	15,042	29,934
Insmed, Inc. (a)	142	10,366
Merus NV (a)	340	16,986
MoonLake Immunotherapeutics (a)	649	32,722
Rocket Pharmaceuticals, Inc. (a)	1,212	22,386
Soleno Therapeutics, Inc. (a)	277	13,986
Vaxcyte, Inc. (a)	525	59,992
Veracyte, Inc. (a)	3,100	105,524
Viking Therapeutics, Inc. (a)	264	16,714
Xenon Pharmaceuticals, Inc. (a)	393	15,472
		702,818
Brewers - 0.7%
Boston Beer Co., Inc., Class A (a)	657	189,965
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	725	70,470
Building Products - 2.0%
Armstrong World Industries, Inc.	1,313	172,568
AZZ, Inc.	590	48,740
Gibraltar Industries, Inc. (a)	2,057	143,846
Hayward Holdings, Inc. (a)	4,135	63,431
Insteel Industries, Inc.	261	8,114
Simpson Manufacturing Co., Inc.	303	57,955
UFP Industries, Inc.	201	26,373
		521,027
Cargo Ground Transportation - 0.5%
Saia, Inc. (a)	326	142,547
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	260	35,155
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	577	65,761
Commodity Chemicals - 0.1%
Hawkins, Inc.	274	34,927
Communications Equipment - 0.2%
Applied Optoelectronics, Inc. (a)	749	10,718
Cambium Networks Corp. (a)	2,859	5,232
Ciena Corp. (a)	304	18,724
F5, Inc. (a)	121	26,644
		61,318
Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	178	69,482
Dycom Industries, Inc. (a)	1,319	259,975
Fluor Corp. (a)	485	23,139
IES Holdings, Inc. (a)	228	45,513

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Valmont Industries, Inc.	108	$31,315
WillScot Holdings Corp. (a)	658	24,741
		454,165
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	405	12,936
Manitowoc Co., Inc. (a)	1,479	14,228
Miller Industries, Inc.	73	4,453
Oshkosh Corp.	273	27,357
Wabash National Corp.	1,582	30,359
		89,333
Construction Materials - 0.2%
Eagle Materials, Inc.	191	54,941
Consumer Finance - 0.4%
PROG Holdings, Inc.	2,000	96,980
Data Processing & Outsourced Services - 0.8%
CSG Systems International, Inc.	1,705	82,948
Verra Mobility Corp. (a)	4,774	132,765
WNS Holdings Ltd. (a)	135	7,116
		222,829
Distillers & Vintners - 1.8%
MGP Ingredients, Inc.	5,603	466,450
Distributors - 0.4%
LKQ Corp.	2,958	118,083
Diversified Metals & Mining - 0.1%
Materion Corp.	177	19,799
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	1,060	19,292
American Assets Trust, Inc.	796	21,269
Essential Properties Realty Trust, Inc.	525	17,929
		58,490
Diversified Support Services - 1.5%
Healthcare Services Group, Inc. (a)	6,619	73,934
Matthews International Corp., Class A	2,113	49,022
RB Global, Inc.	3,047	245,253
Vestis Corp.	2,593	38,636
		406,845
Education Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	534	74,829
Stride, Inc. (a)	2,102	179,322
		254,151
Electric Utilities - 0.8%
ALLETE, Inc.	205	13,159
IDACORP, Inc.	1,825	188,139
		201,298
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	95	26,162
Atkore, Inc.	373	31,608
NEXTracker, Inc., Class A (a)	599	22,451
Regal Rexnord Corp.	189	31,351
	Number of Shares	Fair Value
Sensata Technologies Holding PLC	706	$25,317
		136,889
Electronic Components - 1.8%
Belden, Inc.	2,946	345,065
Littelfuse, Inc.	516	136,869
		481,934
Electronic Equipment & Instruments - 0.9%
Advanced Energy Industries, Inc.	236	24,837
Novanta, Inc. (a)	560	100,195
Vontier Corp.	3,056	103,109
		228,141
Electronic Manufacturing Services - 0.2%
Celestica, Inc. (a)	303	15,489
Fabrinet (a)	85	20,097
Plexus Corp. (a)	202	27,616
		63,202
Environmental & Facilities Services - 0.5%
Aris Water Solutions, Inc., Class A	3,221	54,338
BrightView Holdings, Inc. (a)	1,263	19,880
Casella Waste Systems, Inc., Class A (a)	535	53,227
		127,445
Food Distributors - 0.6%
Chefs' Warehouse, Inc. (a)	406	17,056
Performance Food Group Co. (a)	1,925	150,862
		167,918
Footwear - 0.1%
Steven Madden Ltd.	628	30,766
Forest Products - 1.1%
Louisiana-Pacific Corp.	2,626	282,190
Gas Utilities - 0.1%
UGI Corp.	522	13,060
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	2,934	53,252
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	9,436	105,966
Owens & Minor, Inc. (a)	2,051	32,180
		138,146
Healthcare Equipment - 4.5%
AtriCure, Inc. (a)	3,440	96,458
CONMED Corp.	1,665	119,747
Envista Holdings Corp. (a)	3,886	76,787
Globus Medical, Inc., Class A (a)	2,205	157,746
Inspire Medical Systems, Inc. (a)	565	119,243
Integer Holdings Corp. (a)	509	66,170
iRhythm Technologies, Inc. (a)	1,137	84,411
LeMaitre Vascular, Inc.	380	35,298
Omnicell, Inc. (a)	1,885	82,186
Penumbra, Inc. (a)	665	129,216

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
PROCEPT BioRobotics Corp. (a)	1,068	$85,568
SI-BONE, Inc. (a)	3,445	48,161
Tandem Diabetes Care, Inc. (a)	1,845	78,247
		1,179,238
Healthcare Facilities - 1.5%
Acadia Healthcare Co., Inc. (a)	2,053	130,181
Ensign Group, Inc.	75	10,786
U.S. Physical Therapy, Inc.	3,060	258,968
		399,935
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)	231	30,730
Castle Biosciences, Inc. (a)	1,812	51,678
Option Care Health, Inc. (a)	1,689	52,866
		135,274
Healthcare Supplies - 0.9%
Haemonetics Corp. (a)	459	36,894
Lantheus Holdings, Inc. (a)	385	42,254
Neogen Corp. (a)	8,645	145,323
		224,471
Healthcare Technology - 0.5%
Definitive Healthcare Corp. (a)	8,684	38,817
Phreesia, Inc. (a)	3,075	70,079
Simulations Plus, Inc.	477	15,274
		124,170
Home Building - 1.0%
Cavco Industries, Inc. (a)	46	19,699
Green Brick Partners, Inc. (a)	427	35,663
Installed Building Products, Inc.	137	33,739
M/I Homes, Inc. (a)	249	42,669
Meritage Homes Corp.	222	45,525
Taylor Morrison Home Corp. (a)	1,276	89,652
		266,947
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	8,510	78,122
Xenia Hotels & Resorts, Inc.	2,185	32,272
		110,394
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	2,790	87,606
Human Resource & Employment Services - 0.3%
First Advantage Corp. (a)	3,363	66,756
Industrial Machinery & Supplies & Components - 8.2%
Albany International Corp., Class A	1,285	114,172
Barnes Group, Inc.	3,212	129,797
Chart Industries, Inc. (a)	211	26,194
Enerpac Tool Group Corp.	9,983	418,188
Enpro, Inc.	168	27,246
Esab Corp.	1,330	141,392
ESCO Technologies, Inc.	1,560	201,209
Gates Industrial Corp. PLC (a)	1,775	31,151
Hillenbrand, Inc.	1,183	32,888
ITT, Inc.	377	56,365
John Bean Technologies Corp.	1,665	164,019
	Number of Shares	Fair Value
Kadant, Inc.	145	$49,010
Mueller Industries, Inc.	3,022	223,930
RBC Bearings, Inc. (a)	455	136,218
Standex International Corp.	700	127,946
Timken Co.	2,780	234,326
Watts Water Technologies, Inc., Class A	280	58,013
		2,172,064
Industrial REITs - 0.7%
EastGroup Properties, Inc.	889	166,083
STAG Industrial, Inc.	796	31,116
		197,199
Insurance Brokers - 0.7%
Baldwin Insurance Group, Inc. (a)	3,557	177,139
Investment Banking & Brokerage - 1.4%
Piper Sandler Cos.	168	47,680
PJT Partners, Inc., Class A	720	96,005
Raymond James Financial, Inc.	1,378	168,750
Stifel Financial Corp.	616	57,842
		370,277
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	5,553	31,541
Leisure Facilities - 0.6%
Bowlero Corp., Class A	3,025	35,513
Planet Fitness, Inc., Class A (a)	1,500	121,830
		157,343
Leisure Products - 0.6%
Acushnet Holdings Corp.	255	16,256
Johnson Outdoors, Inc., Class A	407	14,733
Polaris, Inc.	1,427	118,784
		149,773
Life & Health Insurance - 0.1%
Oscar Health, Inc., Class A (a)	711	15,080
Primerica, Inc.	81	21,477
		36,557
Life Sciences Tools & Services - 2.6%
Azenta, Inc. (a)	1,982	96,008
BioLife Solutions, Inc. (a)	2,828	70,813
Bio-Rad Laboratories, Inc., Class A (a)	60	20,075
Bruker Corp.	1,864	128,728
ICON PLC (a)	313	89,928
Mesa Laboratories, Inc.	292	37,919
Repligen Corp. (a)	1,709	254,333
		697,804
Metal, Glass & Plastic Containers - 0.1%
TriMas Corp.	1,385	35,359
Mortgage REITs - 0.1%
Redwood Trust, Inc.	2,293	17,725
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,243	43,443

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Multi-Utilities - 0.1%
Avista Corp.	725	$28,094
Office REITs - 0.8%
COPT Defense Properties	685	20,776
Cousins Properties, Inc.	3,589	105,804
Easterly Government Properties, Inc.	5,472	74,310
Hudson Pacific Properties, Inc.	1,638	7,829
		208,719
Office Services & Supplies - 0.8%
MSA Safety, Inc.	1,165	206,601
Oil & Gas Drilling - 0.0% *
Helmerich & Payne, Inc.	369	11,225
Oil & Gas Equipment & Services - 0.7%
Atlas Energy Solutions, Inc.	1,662	36,231
Cactus, Inc., Class A	1,328	79,242
ChampionX Corp.	1,462	44,079
Expro Group Holdings NV (a)	872	14,972
Oil States International, Inc. (a)	3,671	16,887
		191,411
Oil & Gas Exploration & Production - 1.8%
Civitas Resources, Inc.	554	28,071
Northern Oil & Gas, Inc.	5,683	201,235
Range Resources Corp.	877	26,977
SM Energy Co.	5,558	222,153
		478,436
Packaged Foods & Meats - 2.3%
Calavo Growers, Inc.	1,066	30,413
Freshpet, Inc. (a)	740	101,210
J&J Snack Foods Corp.	465	80,036
Lancaster Colony Corp.	665	117,419
Simply Good Foods Co. (a)	5,100	177,327
Utz Brands, Inc.	5,580	98,766
		605,171
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	4,746	30,991
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	597	36,250
elf Beauty, Inc. (a)	581	63,346
		99,596
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (a)(b)	480	28,637
Corcept Therapeutics, Inc. (a)	229	10,598
Innoviva, Inc. (a)	1,101	21,260
Intra-Cellular Therapies, Inc. (a)	285	20,854
		81,349
Property & Casualty Insurance - 2.3%
AMERISAFE, Inc.	2,067	99,898
Kemper Corp.	469	28,726
Palomar Holdings, Inc. (a)	1,670	158,099
RLI Corp.	708	109,726
Selective Insurance Group, Inc.	941	87,795
	Number of Shares	Fair Value
Skyward Specialty Insurance Group, Inc. (a)	2,110	$85,940
Trupanion, Inc. (a)	575	24,139
		594,323
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	3,132	151,119
Real Estate Operating Companies - 0.2%
DigitalBridge Group, Inc.	3,225	45,569
Regional Banks - 9.2%
1st Source Corp.	789	47,245
Banc of California, Inc.	2,556	37,650
BancFirst Corp.	605	63,676
Bank OZK	1,304	56,059
BankUnited, Inc.	668	24,342
Columbia Banking System, Inc.	5,431	141,803
Cullen/Frost Bankers, Inc.	2,387	267,010
Enterprise Financial Services Corp.	568	29,116
First Financial Bankshares, Inc.	4,335	160,438
Five Star Bancorp	819	24,349
Fulton Financial Corp.	4,609	83,561
German American Bancorp, Inc.	1,515	58,706
Heritage Commerce Corp.	2,632	26,004
Home BancShares, Inc.	1,513	40,987
Lakeland Financial Corp.	423	27,546
Live Oak Bancshares, Inc.	5,059	239,645
National Bank Holdings Corp., Class A	1,194	50,267
Origin Bancorp, Inc.	1,028	33,061
Peapack-Gladstone Financial Corp.	622	17,049
Pinnacle Financial Partners, Inc.	481	47,124
Preferred Bank	107	8,587
Prosperity Bancshares, Inc.	1,857	133,834
Renasant Corp.	3,652	118,690
ServisFirst Bancshares, Inc.	1,695	136,363
SouthState Corp.	264	25,656
Stock Yards Bancorp, Inc.	1,260	78,107
Texas Capital Bancshares, Inc. (a)	518	37,016
WaFd, Inc.	1,002	34,920
Westamerica BanCorp	1,398	69,089
Western Alliance Bancorp	248	21,450
Wintrust Financial Corp.	685	74,343
WSFS Financial Corp.	4,065	207,274
		2,420,967
Research & Consulting Services - 0.1%
Huron Consulting Group, Inc. (a)	159	17,283
Resources Connection, Inc.	1,704	16,529
		33,812
Restaurants - 1.5%
Brinker International, Inc. (a)	214	16,377
Cheesecake Factory, Inc.	2,132	86,453
First Watch Restaurant Group, Inc. (a)	2,000	31,200
Shake Shack, Inc., Class A (a)	770	79,472
Texas Roadhouse, Inc.	870	153,642

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Wingstop, Inc.	56	$23,300
		390,444
Retail REITs - 0.3%
Kite Realty Group Trust	1,634	43,399
Phillips Edison & Co., Inc.	721	27,189
		70,588
Security & Alarm Services - 1.3%
Brink's Co.	2,881	333,159
Self Storage REITs - 0.1%
National Storage Affiliates Trust	653	31,475
Semiconductor Materials & Equipment - 0.7%
Axcelis Technologies, Inc. (a)	216	22,648
Ichor Holdings Ltd. (a)	1,386	44,089
Nova Ltd. (a)	7	1,458
Onto Innovation, Inc. (a)	540	112,082
		180,277
Semiconductors - 0.7%
Credo Technology Group Holding Ltd. (a)	141	4,343
Diodes, Inc. (a)	291	18,650
Lattice Semiconductor Corp. (a)	402	21,334
Rambus, Inc. (a)	507	21,406
Semtech Corp. (a)	2,461	112,369
		178,102
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	972	19,119
Soft Drinks & Non-alcoholic Beverages - 0.8%
Primo Water Corp.	7,184	181,396
Vita Coco Co., Inc. (a)	1,370	38,785
		220,181
Specialized Consumer Services - 0.3%
OneSpaWorld Holdings Ltd.	5,556	91,730
Specialty Chemicals - 3.4%
Avient Corp. (b)	4,503	226,591
Axalta Coating Systems Ltd. (a)	1,136	41,112
HB Fuller Co.	501	39,769
Ingevity Corp. (a)	5,279	205,881
Quaker Chemical Corp.	706	118,954
Sensient Technologies Corp.	1,250	100,275
Stepan Co.	2,150	166,088
		898,670
Steel - 0.5%
Carpenter Technology Corp.	324	51,704
Commercial Metals Co.	1,580	86,837
		138,541
Systems Software - 1.6%
CommVault Systems, Inc. (a)	460	70,771
JFrog Ltd. (a)	2,065	59,968
Onestream, Inc. (a)	340	11,526
Progress Software Corp.	460	30,990
Rubrik, Inc., Class A (a)	1,680	54,012
SentinelOne, Inc., Class A (a)	4,175	99,866
	Number of Shares	Fair Value
Tenable Holdings, Inc. (a)	2,125	$86,105
		413,238
Technology Distributors - 0.4%
Insight Enterprises, Inc. (a)	449	96,710
Technology Hardware, Storage & Peripherals - 0.6%
Corsair Gaming, Inc. (a)	6,144	42,762
Pure Storage, Inc., Class A (a)	2,205	110,779
		153,541
Timber REITs - 0.1%
PotlatchDeltic Corp.	590	26,580
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc. (b)	985	219,783
FTAI Aviation Ltd.	382	50,768
Transcat, Inc. (a)	505	60,989
WESCO International, Inc.	255	42,835
		374,375
Transaction & Payment Processing Services - 0.8%
EVERTEC, Inc.	637	21,588
Flywire Corp. (a)	1,571	25,749
Marqeta, Inc., Class A (a)	1,998	9,830
Shift4 Payments, Inc., Class A (a)	1,481	131,216
WEX, Inc. (a)	82	17,198
		205,581
Water Utilities - 0.1%
American States Water Co.	381	31,733
Total Common Stock (Cost $17,841,322)		25,150,839
Short-Term Investments - 4.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (c)(d) (Cost $1,190,316)	1,190,316	1,190,316
Total Investments (Cost $19,031,638)		26,341,155
Other Assets and Liabilities, net - 0.1%		14,380
NET ASSETS - 100.0%		$26,355,535

See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at September 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2024	4	$439,124	$449,840	$10,716
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$25,150,839	$—	$—	$25,150,839
Short-Term Investments	1,190,316	—	—	1,190,316
Total Investments in Securities	$26,341,155	$—	$—	$26,341,155
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	10,716	—	—	10,716
Total Other Financial Instruments	$10,716	$—	$—	$10,716

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,171,516	$1,171,516	$5,741,639	$5,722,839	$—	$—	1,190,316	$1,190,316	$47,427
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 96.2% †
U.S. Treasuries - 37.1%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$105,000	$75,157
3.00%, 08/15/48 (a)	286,000	231,928
4.13%, 08/15/53 (a)	117,000	116,543
4.38%, 08/15/43 (a)	50,000	51,422
U.S. Treasury Notes
0.25%, 07/31/25 (a)	50,900	49,321
0.75%, 01/31/28 (a)	283,000	258,061
1.63%, 05/15/31 (a)	85,000	74,946
2.75%, 08/15/32 (a)	619,000	578,571
3.50%, 04/30/28 (a)	64,000	63,845
3.88%, 12/31/27 - 08/15/34 (a)	1,112,100	1,121,430
4.00%, 07/31/29 (a)	141,000	143,688
4.25%, 10/15/25 (a)	46,000	46,137
4.50%, 05/15/27 (a)	194,000	198,380
4.63%, 10/15/26 - 05/31/31 (a)	524,000	542,511
5.00%, 09/30/25 (a)	61,000	61,596
		3,613,536
Agency Mortgage Backed - 24.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	267,560	245,420
4.50%, 06/01/33 - 02/01/35 (a)	990	1,003
5.00%, 07/01/35 (a)	12,231	12,540
5.50%, 01/01/38 (a)	10,759	11,278
6.00%, 04/01/29 - 11/01/37 (a)	36,300	38,370
6.50%, 02/01/29 (a)	12	12
6.93%, 06/01/26 (a)(b)	60,000	62,823
7.00%, 12/01/29 - 08/01/36 (a)	8,615	9,326
7.50%, 01/01/30 - 09/01/33 (a)	1,195	1,239
8.00%, 11/01/30 (a)	1,832	1,924
8.50%, 04/01/30 (a)	1,763	1,938
Federal National Mortgage Association
2.50%, 03/01/51 (a)	215,564	185,955
3.00%, 03/01/50 (a)	47,936	43,549
3.50%, 08/01/45 - 01/01/48 (a)	95,753	90,790
4.00%, 01/01/41 - 01/01/50 (a)	139,267	136,068
4.50%, 07/01/33 - 12/01/48 (a)	56,257	56,385
5.00%, 03/01/34 - 08/01/35 (a)	12,353	12,649
5.50%, 12/01/32 - 01/01/39 (a)	48,538	50,577
6.00%, 02/01/33 - 07/01/35 (a)	56,520	59,703
6.50%, 01/01/29 - 08/01/34 (a)	7,295	7,757
7.00%, 10/01/32 - 12/01/33 (a)	3,086	3,307
7.50%, 12/01/26 - 03/01/33 (a)	3,656	3,798
8.00%, 08/01/25 - 10/01/31 (a)	861	879
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(c)	404	409
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	$221,834	$205,997
3.50%, 08/20/48 (a)	39,545	37,438
4.00%, 01/20/41 - 04/20/43 (a)	38,890	38,673
4.50%, 08/15/33 - 03/20/41 (a)	28,965	29,368
6.00%, 04/15/27 - 04/15/34 (a)	32,948	34,667
6.50%, 08/15/32 - 08/15/34 (a)	11,602	12,240
7.00%, 01/15/28 - 10/15/36 (a)	7,538	7,709
Government National Mortgage Association 1 yr. CMT + 1.50%
3.75%, 12/20/24 (a)(c)	6	6
4.63%, 02/20/26 (a)(c)	26	26
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.50%, 05/20/64 (a)(c)(d)	320,323	9,167
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/54	297,304	245,573
2.50%, 10/01/54	609,009	525,402
3.00%, 10/01/54	88,270	79,215
3.50%, 10/01/54	81,111	75,536
5.00%, 10/01/54	57,274	57,239
		2,395,955
Agency Collateralized Mortgage Obligations - 1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	51,535
4.05%, 09/25/28 (a)(c)	31,000	31,093
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	5,399	668
7.50%, 07/15/27 (a)(d)	269	16
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	39	37
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(d)	221,526	4,848
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(e)	5,013	4,117
4.50%, 08/25/35 - 01/25/36 (a)(d)	5,440	709
5.00%, 03/25/38 - 05/25/38 (a)(d)	3,578	570
5.50%, 12/25/33 (a)(d)	1,603	262
6.00%, 01/25/35 (a)(d)	2,821	476
Federal National Mortgage Association REMICS
1.17%, 12/25/42 (a)(c)(d)	10,836	245
5.00%, 09/25/40 (a)(d)	1,964	192
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.61%, 07/25/38 (a)(c)(d)	2,118	195

20

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.16%, 11/25/41 (a)(c)(d)	$98,605	$12,478
		107,441
Corporate Notes - 27.0%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,490
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	3,000	2,864
Abbott Laboratories
3.75%, 11/30/26 (a)	4,000	3,997
4.90%, 11/30/46 (a)	3,000	3,056
AbbVie, Inc.
2.60%, 11/21/24 (a)	5,000	4,982
2.95%, 11/21/26 (a)	3,000	2,937
3.20%, 05/14/26 - 11/21/29 (a)	5,000	4,842
4.05%, 11/21/39 (a)	3,000	2,771
4.25%, 11/21/49 (a)	2,000	1,790
4.30%, 05/14/36 (a)	3,000	2,919
4.40%, 11/06/42 (a)	2,000	1,886
4.63%, 10/01/42 (a)	2,000	1,917
4.88%, 11/14/48 (a)	3,000	2,951
5.05%, 03/15/34 (a)	2,000	2,089
5.40%, 03/15/54 (a)	4,000	4,242
5.50%, 03/15/64 (a)	3,000	3,202
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,792
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	2,146
5.70%, 05/15/34 (a)	6,000	6,306
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	3,114
Aetna, Inc.
3.50%, 11/15/24 (a)	2,000	1,995
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,978
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,408
2.95%, 03/15/34 (a)	3,000	2,593
3.55%, 03/15/52 (a)	3,000	2,201
4.70%, 07/01/30 (a)	3,000	3,020
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,749
Allstate Corp. (8.32% fixed rate until 10/31/24; 3.20% + 3 mo. Term SOFR thereafter)
8.32%, 08/15/53 (a)(c)	7,000	7,006
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,699
Altria Group, Inc.
3.40%, 02/04/41 (a)	4,000	3,117
4.00%, 02/04/61 (a)	2,000	1,525
4.25%, 08/09/42 (a)	2,000	1,718
4.45%, 05/06/50 (a)	3,000	2,513
4.50%, 05/02/43 (a)	3,000	2,649
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,750
2.50%, 06/03/50 (a)	3,000	1,983
2.70%, 06/03/60 (a)	3,000	1,927
2.88%, 05/12/41 (a)	2,000	1,591
3.15%, 08/22/27 (a)	2,000	1,963
	Principal Amount	Fair Value
3.25%, 05/12/61 (a)	$3,000	$2,172
4.05%, 08/22/47 (a)	3,000	2,696
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,969
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,694
3.25%, 03/01/50 (a)	3,000	2,110
American Honda Finance Corp.
5.85%, 10/04/30 (a)	11,000	11,855
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,823
2.90%, 01/15/30 (a)	2,000	1,851
3.70%, 10/15/49 (a)	3,000	2,331
3.80%, 08/15/29 (a)	2,000	1,945
American Water Capital Corp.
2.95%, 09/01/27 (a)	6,000	5,826
5.45%, 03/01/54 (a)	6,000	6,309
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	5,000	5,016
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,827
3.00%, 01/15/52 (a)	2,000	1,412
3.15%, 02/21/40 (a)	3,000	2,393
5.51%, 03/02/26 (a)	3,000	3,000
5.60%, 03/02/43 (a)	3,000	3,144
5.65%, 03/02/53 (a)	3,000	3,157
5.75%, 03/02/63 (a)	3,000	3,164
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	10,000	10,036
4.90%, 02/01/46 (a)	8,000	7,876
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	4,000	3,882
4.35%, 06/01/40 (a)	4,000	3,778
4.38%, 04/15/38 (a)	8,000	7,702
4.75%, 04/15/58 (a)	6,000	5,763
5.55%, 01/23/49 (a)	2,000	2,156
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,326
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(f)	5,000	5,197
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	2,000	1,810
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95%, 01/14/50 (a)(c)(f)	5,000	4,955
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,780
2.65%, 02/08/51 (a)	4,000	2,747
2.80%, 02/08/61 (a)	2,000	1,337
2.95%, 09/11/49 (a)	3,000	2,218
3.45%, 02/09/45 (a)	2,000	1,675
3.95%, 08/08/52 (a)	3,000	2,638
4.85%, 05/10/53 (a)	4,000	4,123
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,866
4.80%, 06/15/29 (a)	10,000	10,305
Aptiv PLC
4.40%, 10/01/46 (a)	3,000	2,471

21

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
ArcelorMittal SA
4.55%, 03/11/26 (a)	$9,000	$8,993
6.00%, 06/17/34 (a)	3,000	3,184
6.35%, 06/17/54 (a)	6,000	6,264
6.80%, 11/29/32 (a)	2,000	2,231
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,946
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,767
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,221
Ascension Health
4.85%, 11/15/53 (a)	7,000	7,043
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,770
5.00%, 02/26/34 (a)	5,000	5,219
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,186
4.00%, 01/17/29 (a)	3,000	3,001
4.38%, 08/17/48 (a)	2,000	1,861
AT&T, Inc.
2.75%, 06/01/31 (a)	8,000	7,232
3.65%, 06/01/51 (a)	7,000	5,369
3.85%, 06/01/60 (a)	5,000	3,785
4.35%, 03/01/29 (a)	2,000	2,011
4.50%, 05/15/35 (a)	3,000	2,922
4.55%, 03/09/49 (a)	2,000	1,796
4.75%, 05/15/46 (a)	2,000	1,872
5.40%, 02/15/34 (a)	2,000	2,098
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,974
6.15%, 04/03/30 (a)	3,000	3,225
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,460
Avangrid, Inc.
3.15%, 12/01/24 (a)	4,000	3,983
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	4,000	3,855
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,932
4.18%, 11/25/27 (a)	2,000	1,994
4.25%, 10/22/26 (a)	2,000	1,998
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,770
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	2,000	1,420
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	1,989
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,971
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(c)	2,000	1,847
	Principal Amount	Fair Value
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(c)	$2,000	$1,707
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(c)	5,000	4,976
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	5,000	5,191
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	2,000	2,103
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(c)	6,000	6,476
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(c)	4,000	3,961
Bank of Nova Scotia (8.21% fixed rate until 01/12/25; 2.91% + 3 mo. Term SOFR thereafter)
8.21%, 01/12/25 (a)(c)	6,000	5,911
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,786
4.39%, 08/15/37 (a)	3,000	2,729
4.54%, 08/15/47 (a)	2,000	1,690
5.83%, 02/20/31 (a)	3,000	3,181
7.08%, 08/02/53 (a)	3,000	3,484
Baxter International, Inc.
1.92%, 02/01/27 (a)	6,000	5,681
2.27%, 12/01/28 (a)	3,000	2,760
3.13%, 12/01/51 (a)	3,000	2,044
3.95%, 04/01/30 (a)	3,000	2,934
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	5,000	4,939
4.67%, 06/06/47 (a)	3,000	2,787
4.69%, 12/15/44 (a)	2,000	1,868
5.11%, 02/08/34 (a)	6,000	6,172
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,946
3.70%, 07/15/30 (a)	3,000	2,934
3.80%, 07/15/48 (a)	3,000	2,389
4.25%, 10/15/50 (a)	2,000	1,708
6.13%, 04/01/36 (a)	3,000	3,313
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	4,000	2,808
4.25%, 01/15/49 (a)	2,000	1,855
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	2,000	1,994
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,679
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	15,000	15,288
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,786
3.88%, 08/15/30 (a)	3,000	2,870
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	2,009

22

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Boeing Co.
2.70%, 02/01/27 (a)	$2,000	$1,896
2.95%, 02/01/30 (a)	2,000	1,788
3.25%, 03/01/28 (a)	3,000	2,827
3.75%, 02/01/50 (a)	2,000	1,405
5.04%, 05/01/27 (a)	3,000	3,009
5.15%, 05/01/30 (a)	3,000	3,007
5.81%, 05/01/50 (a)	6,000	5,797
Boston Properties LP
3.40%, 06/21/29 (a)	4,000	3,741
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	3,000	2,079
3.38%, 02/08/61 (a)	4,000	2,816
4.81%, 02/13/33 (a)	4,000	4,053
5.23%, 11/17/34 (a)	10,000	10,411
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	5,000	4,951
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,712
2.35%, 11/13/40 (a)	2,000	1,432
3.20%, 06/15/26 (a)	2,000	1,974
3.40%, 07/26/29 (a)	2,000	1,943
4.13%, 06/15/39 (a)	3,000	2,778
4.25%, 10/26/49 (a)	3,000	2,635
4.55%, 02/20/48 (a)	2,000	1,842
5.20%, 02/22/34 (a)	5,000	5,269
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	4,000	3,689
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	3,000	2,565
3.42%, 04/15/33 (a)(f)	5,000	4,542
3.47%, 04/15/34 (a)(f)	2,000	1,802
4.15%, 11/15/30 (a)	2,000	1,968
4.30%, 11/15/32 (a)	2,000	1,966
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,852
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,967
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,756
4.55%, 09/01/44 (a)	3,000	2,834
Campbell Soup Co.
5.40%, 03/21/34 (a)	5,000	5,235
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,958
4.95%, 06/01/47 (a)	2,000	1,839
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,854
3.50%, 05/01/50 (a)	3,000	2,329
Capital One Financial Corp.
3.75%, 07/28/26 (a)	3,000	2,959
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,543
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,771
CDW LLC/CDW Finance Corp.
5.10%, 03/01/30 (a)	5,000	5,078
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,585
3.75%, 02/15/52 (a)	3,000	2,210
	Principal Amount	Fair Value
Centene Corp.
3.00%, 10/15/30 (a)	$3,000	$2,685
4.25%, 12/15/27 (a)	13,000	12,775
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,661
Charles Schwab Corp.
2.45%, 03/03/27 (a)	22,000	21,127
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	6,000	5,370
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	7,000	7,310
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,280
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,404
3.70%, 04/01/51 (a)	9,000	5,736
4.80%, 03/01/50 (a)	3,000	2,290
6.55%, 06/01/34 (a)	7,000	7,272
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(f)	5,000	5,177
Chesapeake Energy Corp.
6.75%, 04/15/29 (a)(f)	17,000	17,324
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	2,004
3.90%, 11/15/24 (a)	2,000	1,997
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,845
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,618
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,715
3.25%, 04/15/25 (a)	2,000	1,983
3.40%, 03/01/27 (a)	5,000	4,908
4.38%, 10/15/28 (a)	3,000	3,011
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	4,000	4,242
5.35%, 02/26/64 (a)	4,000	4,244
5.90%, 02/15/39 (a)	3,000	3,379
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	3,002
4.65%, 07/23/48 (a)	7,000	6,607
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	4,000	3,718
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	4,000	3,570
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(c)	6,000	5,965
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	4,000	4,269

23

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	$4,000	$4,013
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,750
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,988
CMS Energy Corp.
4.88%, 03/01/44 (a)	2,000	1,915
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	2,028
2.75%, 06/01/60 (a)	3,000	1,968
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,990
2.94%, 11/01/56 (a)	3,000	1,960
2.99%, 11/01/63 (a)	3,000	1,901
3.20%, 07/15/36 (a)	3,000	2,577
3.25%, 11/01/39 (a)	3,000	2,451
3.97%, 11/01/47 (a)	3,000	2,506
4.15%, 10/15/28 (a)	3,000	3,004
5.65%, 06/01/54 (a)	5,000	5,333
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	3,011
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,780
5.55%, 03/15/54 (a)	3,000	3,137
5.70%, 09/15/63 (a)	3,000	3,210
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,889
3.88%, 06/15/47 (a)	2,000	1,643
3.95%, 04/01/50 (a)	3,000	2,570
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,898
3.70%, 12/06/26 (a)	2,000	1,980
4.50%, 05/09/47 (a)	2,000	1,804
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,471
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	3,000	2,537
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,665
2.25%, 03/15/26 (a)	3,000	2,897
2.75%, 04/15/31 (a)	3,000	2,624
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	9,000	8,439
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,705
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	8,000	8,281
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,903
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	4,000	3,934
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	6,000	5,536
CubeSmart LP
2.50%, 02/15/32 (a)	3,000	2,597
4.38%, 02/15/29 (a)	3,000	2,982
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,954
3.63%, 04/01/27 (a)	3,000	2,958
3.75%, 04/01/30 (a)	3,000	2,876
4.25%, 04/01/50 (a)	3,000	2,427
	Principal Amount	Fair Value
4.78%, 03/25/38 (a)	$3,000	$2,833
5.00%, 12/01/24 (a)	4,000	3,996
5.13%, 07/20/45 (a)	2,000	1,864
5.30%, 06/01/33 - 12/05/43 (a)	5,000	4,994
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	2,000	2,049
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,863
3.25%, 11/15/39 (a)	3,000	2,533
3.40%, 11/15/49 (a)	3,000	2,332
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,823
4.40%, 03/24/51 (a)	3,000	2,497
5.40%, 04/18/34 (a)	5,000	5,104
Digital Realty Trust LP
3.60%, 07/01/29 (a)	4,000	3,866
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,907
5.00%, 09/20/37 (a)	3,000	2,604
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,883
4.13%, 04/03/50 (a)	2,000	1,555
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	3,000	2,981
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,000	3,792
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,810
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,666
3.60%, 11/15/50 (a)	3,000	2,260
4.25%, 10/01/34 (a)	3,000	2,907
5.15%, 02/15/34 (a)	3,000	3,081
6.30%, 03/15/33 (a)	3,000	3,312
DTE Energy Co.
2.85%, 10/01/26 (a)	5,000	4,867
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,496
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,000	3,536
3.30%, 06/15/41 (a)	2,000	1,577
3.50%, 06/15/51 (a)	2,000	1,480
3.75%, 09/01/46 (a)	3,000	2,380
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	7,000	6,150
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	2,000	1,953
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,813
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,953
Edison International
4.95%, 04/15/25 (a)	6,000	5,996
EIDP, Inc.
2.30%, 07/15/30 (a)	2,000	1,806
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,576
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,815
3.60%, 03/15/51 (a)	3,000	2,307
3.70%, 09/15/49 (a)	3,000	2,360
5.65%, 06/15/54 (a)	3,000	3,167

24

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Eli Lilly & Co.
5.00%, 02/09/54 (a)	$3,000	$3,050
5.10%, 02/09/64 (a)	3,000	3,063
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,606
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,877
2.75%, 10/15/50 (a)	2,000	1,369
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,011
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,847
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	7,000	6,873
Energy Transfer LP
5.25%, 07/01/29 (a)	20,000	20,617
5.30%, 04/01/44 - 04/15/47 (a)	5,000	4,763
5.35%, 05/15/45 (a)	2,000	1,905
5.75%, 02/15/33 (a)	3,000	3,145
6.10%, 12/01/28 (a)	3,000	3,187
6.40%, 12/01/30 (a)	3,000	3,266
6.50%, 02/01/42 (a)	2,000	2,183
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(c)	19,000	18,931
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	5,182
4.85%, 01/31/34 (a)	8,000	8,115
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,964
EOG Resources, Inc.
5.10%, 01/15/36 (a)	2,000	2,015
Equinix, Inc.
1.25%, 07/15/25 (a)	3,000	2,915
2.15%, 07/15/30 (a)	2,000	1,767
ERP Operating LP
4.50%, 07/01/44 (a)	6,000	5,526
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	3,000	2,754
3.13%, 12/01/49 (a)	2,000	1,458
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	2,006
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,237
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,954
4.45%, 04/15/46 (a)	3,000	2,672
4.70%, 04/15/50 (a)	2,000	1,837
5.60%, 03/15/53 (a)	5,000	5,210
Extra Space Storage LP
2.20%, 10/15/30 (a)	4,000	3,505
5.90%, 01/15/31 (a)	2,000	2,122
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	2,000	1,843
3.45%, 04/15/51 (a)	2,000	1,551
FedEx Corp.
4.10%, 02/01/45 (a)	4,000	3,366
	Principal Amount	Fair Value
FirstEnergy Corp.
3.40%, 03/01/50 (a)	$2,000	$1,471
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	2,000	1,800
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,898
4.40%, 07/01/49 (a)	3,000	2,652
Florida Power & Light Co.
2.85%, 04/01/25 (a)	2,000	1,982
4.13%, 02/01/42 (a)	4,000	3,612
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,617
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,596
Fox Corp.
6.50%, 10/13/33 (a)	3,000	3,282
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,938
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	3,000	2,888
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,707
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	2,072
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,732
5.40%, 04/01/48 (a)	2,000	1,844
6.13%, 10/01/25 (a)	2,000	2,019
6.80%, 10/01/27 (a)	3,000	3,176
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,919
2.35%, 01/08/31 (a)	2,000	1,709
5.25%, 03/01/26 (a)	6,000	6,042
5.85%, 04/06/30 (a)	9,000	9,377
6.10%, 01/07/34 (a)	7,000	7,282
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,622
Georgia Power Co.
5.25%, 03/15/34 (a)	11,000	11,528
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	2,000	1,950
3.60%, 03/01/25 (a)(f)	7,000	6,958
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,496
3.50%, 02/01/25 (a)	2,000	1,991
3.65%, 03/01/26 (a)	2,000	1,984
4.15%, 03/01/47 (a)	3,000	2,629
4.60%, 09/01/35 (a)	3,000	3,003
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,913
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	4,000	3,980
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,982
4.25%, 10/21/25 (a)	2,000	1,993
5.15%, 05/22/45 (a)	3,000	2,997
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	4,000	3,468
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	4,000	3,037

25

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	$4,000	$3,182
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	4,000	3,256
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	2,000	1,961
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,814
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	1,988
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	4,000	3,780
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	4,000	3,900
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,920
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(f)	11,000	11,272
Hartford Financial Services Group, Inc. (7.50% fixed rate until 10/31/24; 2.39% + 3 mo. Term SOFR thereafter)
7.50%, 02/12/67 (a)(c)(f)	2,000	1,844
HCA, Inc.
3.13%, 03/15/27 (a)	5,000	4,858
3.38%, 03/15/29 (a)	3,000	2,865
3.50%, 09/01/30 (a)	3,000	2,827
3.63%, 03/15/32 (a)	3,000	2,775
4.63%, 03/15/52 (a)	2,000	1,735
5.38%, 02/01/25 (a)	21,000	21,006
5.60%, 04/01/34 (a)	5,000	5,211
6.00%, 04/01/54 (a)	2,000	2,114
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	3,000	2,672
3.20%, 06/01/50 (a)(f)	2,000	1,382
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,512
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,571
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,080
5.80%, 04/01/47 (a)	2,000	2,110
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,288
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,913
4.20%, 04/15/29 (a)	2,000	1,933
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,860
3.35%, 04/15/50 (a)	3,000	2,302
3.50%, 09/15/56 (a)	3,000	2,310
	Principal Amount	Fair Value
3.90%, 12/06/28 (a)	$2,000	$1,994
4.50%, 12/06/48 (a)	2,000	1,870
5.40%, 06/25/64 (a)	3,000	3,176
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,574
2.70%, 08/15/29 (a)	2,000	1,889
5.25%, 03/01/54 (a)	10,000	10,428
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,640
Howmet Aerospace, Inc.
5.95%, 02/01/37 (a)	4,000	4,375
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,708
Hyundai Capital America
5.40%, 01/08/31 (a)(f)	11,000	11,368
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	2,148
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,214
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,589
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,672
2.45%, 11/15/29 (a)	4,000	3,597
2.80%, 08/12/41 (a)	3,000	2,086
3.10%, 02/15/60 (a)	3,000	1,824
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,658
2.65%, 09/15/40 (a)	2,000	1,509
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	6,000	5,943
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	3,224
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	4,000	3,692
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,859
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	9,000	9,440
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	6,000	6,079
5.75%, 04/01/33 (a)	3,000	3,106
6.75%, 03/15/34 (a)(f)	5,000	5,538
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	6,000	6,262
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,785
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,686
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(c)	3,000	2,761
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	2,000	1,604

26

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(c)	$2,000	$1,827
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	8,536
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(c)	2,000	1,978
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(c)	3,000	2,619
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(c)	2,000	2,011
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(c)	6,000	5,963
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(c)	5,000	5,228
Kenvue, Inc.
4.90%, 03/22/33 (a)	2,000	2,070
5.05%, 03/22/53 (a)	2,000	2,052
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,831
3.80%, 05/01/50 (a)	2,000	1,618
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,781
5.00%, 03/01/43 (a)	2,000	1,840
6.38%, 03/01/41 (a)	3,000	3,207
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	3,000	2,851
5.05%, 02/15/46 (a)	6,000	5,545
5.20%, 06/01/33 (a)	3,000	3,038
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,267
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	2,000	1,972
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	2,000	1,987
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	5,000	5,137
6.20%, 08/15/34 (a)	4,000	4,186
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,974
4.38%, 05/15/30 (a)	3,000	2,951
5.75%, 03/15/33 (a)	3,000	3,158
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	3,000	2,208
Lincoln National Corp.
4.35%, 03/01/48 (a)	4,000	3,282
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,995
	Principal Amount	Fair Value
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	$3,000	$2,723
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,314
3.00%, 10/15/50 (a)	3,000	2,040
4.05%, 05/03/47 (a)	2,000	1,674
5.63%, 04/15/53 (a)	2,000	2,081
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,233
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,954
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,564
3.25%, 11/15/25 (a)	2,000	1,973
McDonald's Corp.
3.60%, 07/01/30 (a)	5,000	4,853
3.63%, 09/01/49 (a)	3,000	2,363
4.88%, 12/09/45 (a)	5,000	4,855
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	10,000	10,057
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,919
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	5,000	4,421
Merck & Co., Inc.
1.90%, 12/10/28 (a)	5,000	4,610
2.45%, 06/24/50 (a)	3,000	1,930
2.75%, 12/10/51 (a)	3,000	2,027
4.00%, 03/07/49 (a)	2,000	1,734
4.50%, 05/17/33 (a)	4,000	4,064
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	11,000	10,501
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	4,000	3,889
4.45%, 08/15/52 (a)	2,000	1,844
MetLife, Inc.
4.72%, 12/15/44 (a)	4,000	3,794
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,328
3.48%, 11/01/51 (a)	3,000	2,195
5.30%, 01/15/31 (a)	3,000	3,118
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,951
2.68%, 06/01/60 (a)	3,000	1,979
2.92%, 03/17/52 (a)	3,000	2,202
3.45%, 08/08/36 (a)	3,000	2,797
3.50%, 02/12/35 (a)	3,000	2,865
Mid-America Apartments LP
2.88%, 09/15/51 (a)	3,000	2,021
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	2,000	1,729
Morgan Stanley
3.97%, 07/22/38 (a)(c)	5,000	4,540
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	4,000	3,804
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	8,000	6,695

27

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	$8,000	$5,522
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(c)	3,000	3,137
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,700
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,594
Netflix, Inc.
4.90%, 08/15/34 (a)	5,000	5,171
Nevada Power Co.
6.00%, 03/15/54 (a)	3,000	3,320
Newmont Corp.
4.88%, 03/15/42 (a)	3,000	2,966
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(c)	3,000	2,996
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	4,000	3,551
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(f)	2,000	2,076
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,574
NNN REIT, Inc.
4.00%, 11/15/25 (a)	2,000	1,987
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	2,000	1,733
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(f)	6,000	6,238
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,312
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	8,000	5,975
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,848
Novant Health, Inc.
3.32%, 11/01/61 (a)	4,000	2,818
Novartis Capital Corp.
2.20%, 08/14/30 (a)	2,000	1,815
3.00%, 11/20/25 (a)	3,000	2,965
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	7,000	6,984
5.40%, 06/21/34 (a)	11,000	11,387
NVIDIA Corp.
2.85%, 04/01/30 (a)	2,000	1,892
3.50%, 04/01/50 (a)	2,000	1,641
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	6,000	6,331
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,837
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,644
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	1,989
5.80%, 11/01/30 (a)	15,000	15,975
6.10%, 11/15/32 (a)	3,000	3,235
6.63%, 09/01/53 (a)	4,000	4,440
	Principal Amount	Fair Value
Oracle Corp.
2.95%, 04/01/30 (a)	$5,000	$4,652
3.60%, 04/01/50 (a)	2,000	1,522
3.95%, 03/25/51 (a)	3,000	2,415
4.00%, 07/15/46 - 11/15/47 (a)	5,000	4,132
4.10%, 03/25/61 (a)	3,000	2,358
5.55%, 02/06/53 (a)	3,000	3,069
6.90%, 11/09/52 (a)	3,000	3,611
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,958
2.57%, 02/15/30 (a)	3,000	2,746
3.36%, 02/15/50 (a)	3,000	2,269
Owens Corning
3.88%, 06/01/30 (a)	5,000	4,834
4.40%, 01/30/48 (a)	3,000	2,552
5.70%, 06/15/34 (a)	5,000	5,308
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,813
2.50%, 02/01/31 (a)	2,000	1,753
3.00%, 06/15/28 (a)	3,000	2,855
3.30%, 08/01/40 (a)	2,000	1,555
3.50%, 08/01/50 (a)	3,000	2,172
4.30%, 03/15/45 (a)	4,000	3,353
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,724
2.90%, 06/15/52 (a)	3,000	1,941
5.80%, 01/15/55 (a)	2,000	2,099
6.25%, 10/15/37 (a)	2,000	2,214
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,914
3.70%, 06/01/28 (a)	2,000	1,897
5.25%, 04/01/44 (a)	3,000	2,400
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,881
4.50%, 09/15/29 (a)	3,000	3,035
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,231
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,949
3.25%, 06/01/50 (a)	2,000	1,481
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,639
2.75%, 10/21/51 (a)	3,000	2,058
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	8,000	8,118
4.75%, 05/19/33 (a)	2,000	2,042
Pfizer, Inc.
2.70%, 05/28/50 (a)	4,000	2,770
3.90%, 03/15/39 (a)	3,000	2,736
4.40%, 05/15/44 (a)	2,000	1,902
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	2,000	1,964
2.10%, 05/01/30 (a)	3,000	2,678
4.13%, 03/04/43 (a)	2,000	1,749
5.13%, 02/15/30 (a)	8,000	8,297
5.25%, 02/13/34 (a)	3,000	3,115
5.63%, 11/17/29 (a)	7,000	7,429
Phillips 66 Co.
2.15%, 12/15/30 (a)	4,000	3,508
3.15%, 12/15/29 (a)	4,000	3,787
3.30%, 03/15/52 (a)	3,000	2,081
3.75%, 03/01/28 (a)	3,000	2,954
4.68%, 02/15/45 (a)	2,000	1,805

28

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	$9,000	$8,655
2.15%, 01/15/31 (a)	4,000	3,515
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,853
Precision Castparts Corp.
4.38%, 06/15/45 (a)	2,000	1,844
Progressive Corp.
3.00%, 03/15/32 (a)	6,000	5,502
Prologis LP
3.05%, 03/01/50 (a)	4,000	2,790
3.25%, 06/30/26 (a)	2,000	1,973
Prospect Capital Corp.
3.36%, 11/15/26 (a)	5,000	4,657
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	4,000	3,305
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(c)	3,000	3,037
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,955
PVH Corp.
4.63%, 07/10/25 (a)	3,000	2,984
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,718
4.50%, 05/20/52 (a)	2,000	1,841
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,572
3.05%, 10/01/41 (a)	3,000	2,276
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,000	3,455
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(c)	20,000	20,720
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,000	3,147
Republic Services, Inc.
5.00%, 04/01/34 (a)	3,000	3,088
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,777
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,898
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,000	1,878
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	3,032
Royalty Pharma PLC
1.20%, 09/02/25 (a)	3,000	2,906
1.75%, 09/02/27 (a)	3,000	2,795
2.20%, 09/02/30 (a)	3,000	2,627
RPM International, Inc.
3.75%, 03/15/27 (a)	2,000	1,971
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,550
2.82%, 09/01/51 (a)	5,000	3,345
3.95%, 08/16/25 (a)	2,000	1,989
4.15%, 05/15/45 (a)	3,000	2,618
4.45%, 11/16/38 (a)	2,000	1,906
6.10%, 03/15/34 (a)	5,000	5,518
	Principal Amount	Fair Value
6.40%, 03/15/54 (a)	$5,000	$5,900
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,911
Salesforce, Inc.
1.95%, 07/15/31 (a)	4,000	3,472
2.70%, 07/15/41 (a)	3,000	2,269
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	2,000	1,978
Schlumberger Investment SA
5.00%, 06/01/34 (a)	11,000	11,297
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	5,000	4,696
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	3,000	2,971
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(c)	2,000	1,906
Shell International Finance BV
2.38%, 11/07/29 (a)	5,000	4,623
3.25%, 04/06/50 (a)	1,000	739
3.75%, 09/12/46 (a)	6,000	4,911
Simon Property Group LP
3.38%, 06/15/27 (a)	2,000	1,968
Sonoco Products Co.
4.60%, 09/01/29 (a)	5,000	4,977
5.00%, 09/01/34 (a)	5,000	4,932
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(f)	11,000	11,113
Southern California Edison Co.
4.00%, 04/01/47 (a)	7,000	5,857
4.20%, 03/01/29 (a)	6,000	5,977
5.65%, 10/01/28 (a)	19,000	19,979
Southern Co.
3.70%, 04/30/30 (a)	4,000	3,867
Southwest Airlines Co.
2.63%, 02/10/30 (a)	5,000	4,527
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,907
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,965
4.50%, 03/15/45 (a)	3,000	2,612
Starbucks Corp.
4.00%, 11/15/28 (a)	2,000	1,992
Stryker Corp.
1.95%, 06/15/30 (a)	2,000	1,763
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	3,000	3,428
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,386
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	11,000	10,856
4.00%, 04/14/32 (a)	3,000	2,875
Tampa Electric Co.
2.40%, 03/15/31 (a)	3,000	2,634
3.45%, 03/15/51 (a)	3,000	2,252
4.35%, 05/15/44 (a)	4,000	3,567
Tapestry, Inc.
3.05%, 03/15/32 (a)	3,000	2,565
7.35%, 11/27/28 (a)	11,000	11,559
Targa Resources Corp.
6.50%, 03/30/34 (a)	7,000	7,743

29

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	$3,000	$3,002
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,921
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	2,000	1,855
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	3,000	2,287
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,971
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	17,000	16,014
3.75%, 04/15/27 (a)	2,000	1,976
4.50%, 04/15/50 (a)	3,000	2,666
4.80%, 07/15/28 (a)	13,000	13,244
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	8,000	7,324
4.46%, 06/08/32 (a)	3,000	2,980
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(c)	4,000	3,926
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	14,000	13,160
Tractor Supply Co.
5.25%, 05/15/33 (a)	3,000	3,123
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	3,000	2,995
3.80%, 03/21/29 (a)	2,000	1,969
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	5,000	4,985
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(c)	7,000	6,927
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,972
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	4,000	2,601
Truist Financial Corp. (6.67% fixed rate until 03/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/25 (a)(c)	7,000	6,974
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	2,000	1,767
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	3,000	2,927
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	5,000	5,266
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	8,000	7,984
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(c)	3,000	3,180
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,473
3.00%, 08/15/31 (a)	3,000	2,733
	Principal Amount	Fair Value
Union Pacific Corp.
3.55%, 05/20/61 (a)	$3,000	$2,220
3.80%, 04/06/71 (a)	4,000	3,073
4.10%, 09/15/67 (a)	4,000	3,276
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	4,000	3,566
4.20%, 05/15/32 (a)	3,000	2,976
4.45%, 12/15/48 (a)	2,000	1,816
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,847
5.05%, 04/15/53 (a)	3,000	2,978
5.20%, 04/15/63 (a)	3,000	2,999
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	10,000	9,900
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	5,000	5,293
6.40%, 06/28/54 (a)	5,000	5,257
Ventas Realty LP
3.25%, 10/15/26 (a)	5,000	4,886
5.63%, 07/01/34 (a)	10,000	10,517
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	5,000	5,163
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	4,000	3,445
3.00%, 03/22/27 (a)	2,000	1,950
3.40%, 03/22/41 (a)	2,000	1,635
3.55%, 03/22/51 (a)	3,000	2,325
3.70%, 03/22/61 (a)	4,000	3,026
4.40%, 11/01/34 (a)	2,000	1,953
Viatris, Inc.
4.00%, 06/22/50 (a)	2,000	1,435
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	3,000	2,519
Visa, Inc.
2.70%, 04/15/40 (a)	2,000	1,572
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(f)	3,000	3,203
Vontier Corp.
2.40%, 04/01/28 (a)	4,000	3,679
2.95%, 04/01/31 (a)	2,000	1,742
Vornado Realty LP
2.15%, 06/01/26 (a)	2,000	1,904
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,994
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,607
2.50%, 09/22/41 (a)	3,000	2,246
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,826
3.38%, 11/15/26 (a)	3,000	2,962
3.60%, 01/13/51 (a)	2,000	1,598
4.75%, 11/15/46 (a)	2,000	1,915
6.65%, 11/15/37 (a)	2,000	2,363
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,000	15,098
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,577
2.95%, 01/15/52 (a)	3,000	2,058
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,981
Wells Fargo & Co.
4.15%, 01/24/29 (a)	5,000	4,982
4.75%, 12/07/46 (a)	2,000	1,833
5.88%, 06/15/25 (a)(c)	9,000	9,014

30

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	$6,000	$5,903
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,902
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	5,000	3,944
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(c)	3,000	3,145
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(c)	7,000	7,825
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,179
3.13%, 08/15/51 (a)	3,000	2,029
3.38%, 08/15/61 (a)	2,000	1,316
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(c)	5,000	4,958
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,900
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,956
4.85%, 03/01/48 (a)	3,000	2,731
4.90%, 01/15/45 (a)	2,000	1,851
5.40%, 03/04/44 (a)	2,000	1,975
Willis North America, Inc.
3.88%, 09/15/49 (a)	2,000	1,569
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,953
3.70%, 04/01/29 (a)	3,000	2,931
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,909
3.90%, 08/20/28 (a)	2,000	1,986
5.60%, 11/16/32 (a)	5,000	5,354
		2,627,658
Non-Agency Collateralized Mortgage Obligations - 5.8%
Bank
3.18%, 09/15/60 (a)	158,000	152,204
4.41%, 11/15/61 (a)(c)	66,000	65,704
BPR Trust 1 mo. Term SOFR + 1.90%
6.99%, 04/15/37 (a)(c)(f)	24,770	24,855
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	31,436
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	57,618
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	28,766
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	97,133
3.05%, 11/10/52 (a)	56,000	52,137
4.14%, 03/10/51 (a)(c)	25,000	23,242
	Principal Amount	Fair Value
4.56%, 11/10/48 (a)(c)	$25,000	$19,266
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (a)(c)	20,000	8,523
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(d)	427	35
Morgan Stanley Bank of America Merrill Lynch Trust
0.96%, 03/15/48 (a)(c)(d)	285,517	326
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50 (a)	7,239	6,660
		567,905
Sovereign Bonds - 0.4%
Peru Government International Bonds
1.86%, 12/01/32 (a)	10,000	8,030
2.78%, 12/01/60 (a)	15,000	9,055
5.63%, 11/18/50 (a)	11,000	11,329
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	14,040	14,007
		42,421
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38	15,000	14,731
Total Bonds and Notes (Cost $9,749,060)		9,369,647
Total Investments in Securities (Cost $9,749,060)		9,369,647

	Number of Shares
Short-Term Investments - 14.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (g)(h) (Cost $1,449,689)	1,449,689	1,449,689
Total Investments (Cost $11,198,749)		10,819,336
Liabilities in Excess of Other Assets, net - (11.1)%		(1,077,257)
NET ASSETS - 100.0%		$9,742,079

31

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$325	1.00%/ Quarterly	06/20/29	$(7,316)	$(6,347)	$(969)

The Fund had the following long futures contracts open at September 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2024	24	$2,634,008	$2,637,187	$3,179
2 Yr. U.S. Treasury Notes Futures	December 2024	2	415,663	416,484	821
					$4,000

The Fund had the following short futures contracts open at September 30, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	December 2024	5	$(570,762)	$(571,406)	$(644)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to $196,105 or 2.01% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
32

State Street Income V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$3,613,536	$—	$3,613,536
Agency Mortgage Backed	—	2,395,955	—	2,395,955
Agency Collateralized Mortgage Obligations	—	107,441	—	107,441
Corporate Notes	—	2,627,658	—	2,627,658
Non-Agency Collateralized Mortgage Obligations	—	567,905	—	567,905
Sovereign Bonds	—	42,421	—	42,421
Municipal Bonds and Notes	—	14,731	—	14,731
Short-Term Investments	1,449,689	—	—	1,449,689
Total Investments in Securities	$1,449,689	$9,369,647	$—	$10,819,336
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(969)	—	(969)
Long Futures Contracts - Unrealized Appreciation	4,000	—	—	4,000
Short Futures Contracts - Unrealized Depreciation	(644)	—	—	(644)
Total Other Financial Instruments	$3,356	$(969)	$—	$2,387

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,329,784	$1,329,784	$2,694,059	$2,574,154	$—	$—	1,449,689	$1,449,689	$62,676
33

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 43.3% †
Common Stock - 43.3%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	3,183	$10,918
Boston Omaha Corp., Class A (a)	748	11,123
Cardlytics, Inc. (a)	1,128	3,610
Clear Channel Outdoor Holdings, Inc. (a)	9,927	15,883
Emerald Holding, Inc.	546	2,725
Entravision Communications Corp., Class A	1,438	2,977
Ibotta, Inc., Class A (a)	215	13,246
Integral Ad Science Holding Corp. (a)	2,100	22,701
Interpublic Group of Cos., Inc.	2,842	89,892
Magnite, Inc. (a)	3,742	51,827
National CineMedia, Inc. (a)	2,006	14,142
Omnicom Group, Inc.	1,427	147,538
PubMatic, Inc., Class A (a)	1,281	19,048
Stagwell, Inc. (a)	2,603	18,273
TechTarget, Inc. (a)	794	19,413
Thryv Holdings, Inc. (a)	940	16,196
Trade Desk, Inc., Class A (a)	3,411	374,016
		833,528
Aerospace & Defense - 0.8%
AAR Corp. (a)	1,019	66,602
AeroVironment, Inc. (a)	779	156,189
AerSale Corp. (a)	976	4,929
Archer Aviation, Inc., Class A (a)	7,026	21,289
Astronics Corp. (a)	855	16,655
Axon Enterprise, Inc. (a)	600	239,760
Boeing Co. (a)	4,357	662,438
BWX Technologies, Inc.	800	86,960
Byrna Technologies, Inc. (a)	567	9,622
Cadre Holdings, Inc.	782	29,677
Curtiss-Wright Corp.	300	98,607
Ducommun, Inc. (a)	410	26,990
Eve Holding, Inc. (a)	770	2,495
General Dynamics Corp.	2,035	614,977
General Electric Co.	8,148	1,536,550
HEICO Corp.	300	78,444
HEICO Corp., Class A	551	112,272
Hexcel Corp.	700	43,281
Howmet Aerospace, Inc.	3,125	313,281
Huntington Ingalls Industries, Inc.	300	79,314
Intuitive Machines, Inc. (a)	723	5,820
Kratos Defense & Security Solutions, Inc. (a)	4,407	102,683
L3Harris Technologies, Inc.	1,380	328,261
Leonardo DRS, Inc. (a)	2,189	61,774
Lockheed Martin Corp.	1,587	927,697
Mercury Systems, Inc. (a)	1,630	60,310
Moog, Inc., Class A	846	170,909
National Presto Industries, Inc.	158	11,872
Northrop Grumman Corp.	1,068	563,979
Park Aerospace Corp.	550	7,166
Redwire Corp. (a)	798	5,482
Rocket Lab USA, Inc. (a)	10,347	100,676
RTX Corp.	10,053	1,218,021
Spirit AeroSystems Holdings, Inc., Class A (a)	600	19,506
Terran Orbital Corp. (a)	4,686	1,177
Textron, Inc.	1,471	130,301
	Number of Shares	Fair Value
TransDigm Group, Inc.	413	$589,405
Triumph Group, Inc. (a)	1,986	25,600
V2X, Inc. (a)	360	20,110
Virgin Galactic Holdings, Inc. (a)	569	3,471
VirTra, Inc. (a)	450	2,799
Woodward, Inc.	400	68,604
		8,625,955
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	423	41,395
Alamo Group, Inc.	305	54,940
CNH Industrial NV	7,300	81,030
Deere & Co.	1,888	787,919
Lindsay Corp.	323	40,259
Titan International, Inc. (a)	1,484	12,065
Toro Co.	768	66,608
		1,084,216
Agricultural Products & Services - 0.0% *
Alico, Inc.	211	5,901
Archer-Daniels-Midland Co.	3,372	201,443
Bunge Global SA	1,037	100,216
Darling Ingredients, Inc. (a)	1,200	44,592
Fresh Del Monte Produce, Inc.	1,005	29,688
Ingredion, Inc.	544	74,762
Limoneira Co.	492	13,038
		469,640
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	1,568	25,386
CH Robinson Worldwide, Inc.	869	95,912
Expeditors International of Washington, Inc.	1,001	131,531
FedEx Corp.	1,672	457,593
Forward Air Corp.	725	25,665
GXO Logistics, Inc. (a)	873	45,457
Hub Group, Inc., Class A	1,817	82,583
Radiant Logistics, Inc. (a)	1,024	6,584
United Parcel Service, Inc., Class B	5,492	748,779
		1,619,490
Airport Services - 0.0% *
Sky Harbour Group Corp. (a)	277	3,058
Alternative Carriers - 0.0% *
Anterix, Inc. (a)	303	11,411
AST SpaceMobile, Inc. (a)	3,984	104,182
Bandwidth, Inc., Class A (a)	700	12,257
Cogent Communications Holdings, Inc.	1,312	99,607
Globalstar, Inc. (a)	22,155	27,472
Iridium Communications, Inc.	1,200	36,540
Lumen Technologies, Inc. (a)	30,101	213,717
		505,186
Aluminum - 0.0% *
Alcoa Corp.	2,058	79,398
Century Aluminum Co. (a)	1,614	26,195
Constellium SE (a)	3,826	62,211
Kaiser Aluminum Corp.	485	35,172
Tredegar Corp. (a)	665	4,848
		207,824

See Notes to Schedule of Investments.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,499	$209,710
American Eagle Outfitters, Inc.	5,442	121,846
Boot Barn Holdings, Inc. (a)	883	147,708
Buckle, Inc.	933	41,024
Burlington Stores, Inc. (a)	433	114,087
Caleres, Inc.	1,032	34,108
Citi Trends, Inc. (a)	190	3,490
Designer Brands, Inc., Class A	1,286	9,491
Destination XL Group, Inc. (a)	1,525	4,483
Foot Locker, Inc.	2,481	64,109
Gap, Inc.	1,500	33,075
Genesco, Inc. (a)	318	8,640
J Jill, Inc.	179	4,416
Lands' End, Inc. (a)	413	7,133
RealReal, Inc. (a)	2,636	8,277
Revolve Group, Inc. (a)	1,120	27,754
Ross Stores, Inc.	2,485	374,017
Shoe Carnival, Inc.	554	24,293
Stitch Fix, Inc., Class A (a)	2,782	7,845
ThredUp, Inc., Class A (a)	3,042	2,561
Tilly's, Inc., Class A (a)	339	1,729
TJX Cos., Inc.	8,453	993,566
Torrid Holdings, Inc. (a)	305	1,199
Urban Outfitters, Inc. (a)	1,906	73,019
Victoria's Secret & Co. (a)	2,334	59,984
Zumiez, Inc. (a)	460	9,798
		2,387,362
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	1,105	46,896
Carter's, Inc.	400	25,992
Columbia Sportswear Co.	200	16,638
Figs, Inc., Class A (a)	3,901	26,683
G-III Apparel Group Ltd. (a)	1,184	36,136
Hanesbrands, Inc. (a)	10,507	77,226
Kontoor Brands, Inc.	1,662	135,918
Lululemon Athletica, Inc. (a)	927	251,541
Movado Group, Inc.	468	8,705
Oxford Industries, Inc.	438	38,001
PVH Corp.	400	40,332
Ralph Lauren Corp.	300	58,161
Superior Group of Cos., Inc.	387	5,995
Tapestry, Inc.	1,674	78,645
Under Armour, Inc., Class C (a)	300	2,508
Vera Bradley, Inc. (a)	680	3,713
VF Corp.	2,100	41,895
		894,985
Application Software - 1.3%
8x8, Inc. (a)	3,505	7,150
ACI Worldwide, Inc. (a)	3,139	159,775
Adobe, Inc. (a)(b)	3,347	1,733,010
Agilysys, Inc. (a)	654	71,266
Alarm.com Holdings, Inc. (a)	1,438	78,615
Alkami Technology, Inc. (a)	1,335	42,106
Altair Engineering, Inc., Class A (a)	1,709	163,227
American Software, Inc., Class A	944	10,563
Amplitude, Inc., Class A (a)	2,201	19,743
ANSYS, Inc. (a)	671	213,801
Appfolio, Inc., Class A (a)	200	47,080
AppLovin Corp., Class A (a)	2,000	261,100
	Number of Shares	Fair Value
Asana, Inc., Class A (a)	2,326	$26,958
Aspen Technology, Inc. (a)	220	52,540
Atlassian Corp., Class A (a)	1,196	189,937
AudioEye, Inc. (a)	175	3,999
Aurora Innovation, Inc. (a)	27,457	162,545
Autodesk, Inc. (a)	1,574	433,605
AvePoint, Inc. (a)	3,842	45,220
Bentley Systems, Inc., Class B	1,200	60,972
Bill Holdings, Inc. (a)	692	36,510
Bit Digital, Inc. (a)	3,691	12,955
Blackbaud, Inc. (a)	1,230	104,156
BlackLine, Inc. (a)	1,719	94,786
Blend Labs, Inc., Class A (a)	6,874	25,777
Box, Inc., Class A (a)	4,189	137,106
Braze, Inc., Class A (a)	1,961	63,419
C3.ai, Inc., Class A (a)	2,523	61,132
Cadence Design Systems, Inc. (a)	2,051	555,882
CCC Intelligent Solutions Holdings, Inc. (a)	3,000	33,150
Cerence, Inc. (a)	1,264	3,982
Cipher Mining, Inc. (a)	5,195	20,105
Cleanspark, Inc. (a)	6,596	61,607
Clear Secure, Inc., Class A	2,601	86,197
Clearwater Analytics Holdings, Inc., Class A (a)	4,513	113,953
Confluent, Inc., Class A (a)	1,800	36,684
Consensus Cloud Solutions, Inc. (a)	562	13,235
CS Disco, Inc. (a)	987	5,804
Daily Journal Corp. (a)	43	21,074
Datadog, Inc., Class A (a)	2,296	264,178
Dave, Inc. (a)	211	8,432
Digimarc Corp. (a)	426	11,451
Digital Turbine, Inc. (a)	2,741	8,415
DocuSign, Inc. (a)	1,489	92,452
Domo, Inc., Class B (a)	1,007	7,563
DoubleVerify Holdings, Inc. (a)	1,300	21,892
Dropbox, Inc., Class A (a)	1,900	48,317
Dynatrace, Inc. (a)	1,900	101,593
E2open Parent Holdings, Inc. (a)	6,085	26,835
eGain Corp. (a)	496	2,530
Elastic NV (a)	700	53,732
Enfusion, Inc., Class A (a)	1,359	12,897
Envestnet, Inc. (a)	1,510	94,556
EverCommerce, Inc. (a)	628	6,506
Fair Isaac Corp. (a)	179	347,890
Five9, Inc. (a)	500	14,365
Freshworks, Inc., Class A (a)	6,031	69,236
Guidewire Software, Inc. (a)	600	109,764
HashiCorp, Inc., Class A (a)	500	16,930
HubSpot, Inc. (a)	341	181,276
iLearningEngines Holdings, Inc. (a)	1,061	1,772
Informatica, Inc., Class A (a)	100	2,528
Instructure Holdings, Inc. (a)	631	14,860
Intapp, Inc. (a)	1,150	55,004
InterDigital, Inc.	754	106,789
Intuit, Inc.	2,034	1,263,114
Jamf Holding Corp. (a)	2,436	42,265
Kaltura, Inc. (a)	3,489	4,745
Life360, Inc. (a)	173	6,808
LiveRamp Holdings, Inc. (a)	1,984	49,163
Manhattan Associates, Inc. (a)	431	121,275
MARA Holdings, Inc. (a)	8,170	132,517

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Matterport, Inc. (a)	8,004	$36,018
Meridianlink, Inc. (a)	777	15,983
MicroStrategy, Inc., Class A (a)	1,200	202,320
Mitek Systems, Inc. (a)	1,324	11,479
nCino, Inc. (a)	500	15,795
NCR Voyix Corp. (a)	4,327	58,717
NextNav, Inc. (a)	2,153	16,126
Nutanix, Inc., Class A (a)	1,774	105,109
Olo, Inc., Class A (a)	3,208	15,912
ON24, Inc. (a)	770	4,712
Ooma, Inc. (a)	727	8,281
Pagaya Technologies Ltd., Class A (a)	1,164	12,303
PagerDuty, Inc. (a)	2,716	50,382
Palantir Technologies, Inc., Class A (a)	15,329	570,239
Pegasystems, Inc.	200	14,618
Porch Group, Inc. (a)	2,319	3,560
Prairie Operating Co. (a)	201	1,761
Procore Technologies, Inc. (a)	900	55,548
PROS Holdings, Inc. (a)	1,378	25,521
PTC, Inc. (a)	948	171,266
Q2 Holdings, Inc. (a)	1,757	140,156
Red Violet, Inc. (a)	330	9,388
Rekor Systems, Inc. (a)	2,882	3,401
ReposiTrak, Inc.	309	5,707
Rimini Street, Inc. (a)	1,465	2,710
RingCentral, Inc., Class A (a)	900	28,467
Riot Platforms, Inc. (a)	8,483	62,944
Roper Technologies, Inc.	818	455,168
Salesforce, Inc.	7,028	1,923,634
SEMrush Holdings, Inc., Class A (a)	1,035	16,260
Smartsheet, Inc., Class A (a)	1,000	55,360
SoundHound AI, Inc., Class A (a)	8,594	40,048
SoundThinking, Inc. (a)	247	2,863
Sprinklr, Inc., Class A (a)	3,765	29,103
Sprout Social, Inc., Class A (a)	1,503	43,692
SPS Commerce, Inc. (a)	1,109	215,334
Synopsys, Inc. (a)	1,156	585,387
Terawulf, Inc. (a)	6,955	32,549
Tyler Technologies, Inc. (a)	330	192,628
Unity Software, Inc. (a)	2,198	49,719
Verint Systems, Inc. (a)	1,817	46,025
Vertex, Inc., Class A (a)	1,614	62,155
Viant Technology, Inc., Class A (a)	391	4,328
Weave Communications, Inc. (a)	1,250	16,000
WM Technology, Inc. (a)	2,760	2,401
Workday, Inc., Class A (a)	1,610	393,500
Workiva, Inc. (a)	1,507	119,234
Yext, Inc. (a)	3,227	22,331
Zeta Global Holdings Corp., Class A (a)	5,319	158,666
Zoom Video Communications, Inc., Class A (a)	1,874	130,693
		14,817,877
Asset Management & Custody Banks - 0.5%
Affiliated Managers Group, Inc.	200	35,560
AlTi Global, Inc. (a)	936	3,501
Ameriprise Financial, Inc.	773	363,163
ARES Management Corp., Class A	1,422	221,604
	Number of Shares	Fair Value
Artisan Partners Asset Management, Inc., Class A	1,865	$80,792
Bank of New York Mellon Corp.	5,706	410,033
BlackRock, Inc.	1,095	1,039,713
Blackstone, Inc.	5,412	828,740
Blue Owl Capital, Inc.	3,400	65,824
Brightsphere Investment Group, Inc.	822	20,879
Carlyle Group, Inc.	1,551	66,786
Cohen & Steers, Inc.	814	78,103
Diamond Hill Investment Group, Inc.	84	13,575
Franklin Resources, Inc.	2,200	44,330
GCM Grosvenor, Inc., Class A	1,300	14,716
Hamilton Lane, Inc., Class A	1,144	192,638
Invesco Ltd.	2,900	50,924
Janus Henderson Group PLC	1,100	41,877
KKR & Co., Inc.	4,959	647,546
Northern Trust Corp.	1,632	146,929
P10, Inc., Class A	1,284	13,752
SEI Investments Co.	700	48,433
Silvercrest Asset Management Group, Inc., Class A	236	4,069
State Street Corp. (c)	2,361	208,878
StepStone Group, Inc., Class A	1,848	105,022
T. Rowe Price Group, Inc.	1,757	191,390
TPG, Inc.	500	28,780
Victory Capital Holdings, Inc., Class A	1,223	67,754
Virtus Investment Partners, Inc.	205	42,937
WisdomTree, Inc.	4,231	42,268
		5,120,516
Automobile Manufacturers - 0.6%
Canoo, Inc. (a)	2,369	2,330
Ford Motor Co.	29,991	316,705
General Motors Co.	8,627	386,835
Lucid Group, Inc. (a)	7,700	27,181
Rivian Automotive, Inc., Class A (a)	6,700	75,174
Stellantis NV	13,480	186,670
Tesla, Inc. (a)	20,861	5,457,863
Thor Industries, Inc.	334	36,703
Winnebago Industries, Inc.	841	48,871
		6,538,332
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	2,662	60,081
American Axle & Manufacturing Holdings, Inc. (a)	3,505	21,661
Aptiv PLC (a)	2,191	157,774
BorgWarner, Inc.	1,786	64,814
Cooper-Standard Holdings, Inc. (a)	496	6,879
Dana, Inc.	3,962	41,839
Dorman Products, Inc. (a)	781	88,347
Fox Factory Holding Corp. (a)	1,258	52,207
Gentex Corp.	1,658	49,226
Gentherm, Inc. (a)	954	44,409
Holley, Inc. (a)	1,305	3,850
LCI Industries	739	89,079
Lear Corp.	500	54,575
Luminar Technologies, Inc. (a)	9,268	8,338
Modine Manufacturing Co. (a)	1,537	204,098

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Patrick Industries, Inc.	643	$91,544
Phinia, Inc.	1,291	59,425
QuantumScape Corp. (a)	2,200	12,650
Solid Power, Inc. (a)	4,732	6,388
Standard Motor Products, Inc.	645	21,414
Stoneridge, Inc. (a)	811	9,075
Visteon Corp. (a)	812	77,335
XPEL, Inc. (a)	757	32,831
		1,257,839
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	398	15,518
America's Car-Mart, Inc. (a)	177	7,420
Arko Corp.	2,433	17,080
Asbury Automotive Group, Inc. (a)	602	143,631
AutoNation, Inc. (a)	182	32,563
AutoZone, Inc. (a)	130	409,505
Camping World Holdings, Inc., Class A	1,267	30,687
CarMax, Inc. (a)	1,200	92,856
Carvana Co. (a)	800	139,288
EVgo, Inc. (a)	2,828	11,708
Group 1 Automotive, Inc.	396	151,684
Lithia Motors, Inc.	200	63,528
Monro, Inc.	907	26,176
Murphy USA, Inc.	160	78,859
OneWater Marine, Inc., Class A (a)	361	8,632
O'Reilly Automotive, Inc. (a)	445	512,462
Penske Automotive Group, Inc.	170	27,611
RumbleON, Inc., Class B (a)	667	3,195
Sonic Automotive, Inc., Class A	450	26,316
Valvoline, Inc. (a)	1,100	46,035
		1,844,754
Biotechnology - 1.4%
2seventy bio, Inc. (a)	1,428	6,740
4D Molecular Therapeutics, Inc. (a)	1,539	16,637
89bio, Inc. (a)	2,406	17,804
AbbVie, Inc. (b)	13,267	2,619,967
Absci Corp. (a)	2,200	8,404
ACADIA Pharmaceuticals, Inc. (a)	3,547	54,553
ACELYRIN, Inc. (a)	2,126	10,481
Achieve Life Sciences, Inc. (a)	1,024	4,854
Acrivon Therapeutics, Inc. (a)	376	2,632
Actinium Pharmaceuticals, Inc. (a)	1,134	2,132
Acumen Pharmaceuticals, Inc. (a)	1,387	3,440
ADMA Biologics, Inc. (a)	6,692	133,773
Aduro Biotech, Inc. (a)(d)	4,580	—
Adverum Biotechnologies, Inc. (a)	518	3,636
Aerovate Therapeutics, Inc. (a)	429	897
Agenus, Inc. (a)	613	3,359
Agios Pharmaceuticals, Inc. (a)	1,681	74,687
Akebia Therapeutics, Inc. (a)	5,620	7,418
Akero Therapeutics, Inc. (a)	2,016	57,839
Aldeyra Therapeutics, Inc. (a)	1,318	7,104
Alector, Inc. (a)	2,277	10,611
Alkermes PLC (a)	4,874	136,423
Allogene Therapeutics, Inc. (a)	3,817	10,688
	Number of Shares	Fair Value
Alnylam Pharmaceuticals, Inc. (a)	981	$269,804
Altimmune, Inc. (a)	2,015	12,372
ALX Oncology Holdings, Inc. (a)	812	1,478
Amgen, Inc.	4,043	1,302,695
Amicus Therapeutics, Inc. (a)	8,748	93,429
AnaptysBio, Inc. (a)	565	18,928
Anavex Life Sciences Corp. (a)	2,248	12,769
Anika Therapeutics, Inc. (a)	391	9,658
Annexon, Inc. (a)	2,394	14,172
Apellis Pharmaceuticals, Inc. (a)	600	17,304
Apogee Therapeutics, Inc. (a)	1,100	64,614
Applied Therapeutics, Inc. (a)	2,772	23,562
Arbutus Biopharma Corp. (a)	3,982	15,331
Arcellx, Inc. (a)	1,279	106,809
Arcturus Therapeutics Holdings, Inc. (a)	717	16,642
Arcus Biosciences, Inc. (a)	1,651	25,244
Arcutis Biotherapeutics, Inc. (a)	3,198	29,741
Ardelyx, Inc. (a)	7,028	48,423
ArriVent Biopharma, Inc. (a)	838	19,693
Arrowhead Pharmaceuticals, Inc. (a)	3,557	68,899
ARS Pharmaceuticals, Inc. (a)	1,403	20,344
Astria Therapeutics, Inc. (a)	1,278	14,071
Atossa Therapeutics, Inc. (a)	3,176	4,828
Aura Biosciences, Inc. (a)	1,304	11,619
Avid Bioservices, Inc. (a)	1,938	22,054
Avidity Biosciences, Inc. (a)	3,213	147,573
Avita Medical, Inc. (a)	754	8,083
Beam Therapeutics, Inc. (a)	2,274	55,713
BioCryst Pharmaceuticals, Inc. (a)	6,268	47,637
Biogen, Inc. (a)	1,092	211,673
Biohaven Ltd. (a)	2,235	111,683
BioMarin Pharmaceutical, Inc. (a)	1,389	97,633
Biomea Fusion, Inc. (a)	869	8,777
Black Diamond Therapeutics, Inc. (a)	961	4,180
Bluebird Bio, Inc. (a)	5,653	2,937
Blueprint Medicines Corp. (a)	1,872	173,160
Bridgebio Pharma, Inc. (a)	4,179	106,397
C4 Therapeutics, Inc. (a)	1,632	9,302
Cabaletta Bio, Inc. (a)	1,422	6,712
Candel Therapeutics, Inc. (a)	482	3,340
Capricor Therapeutics, Inc. (a)	766	11,651
Cardiff Oncology, Inc. (a)	1,295	3,458
CareDx, Inc. (a)	1,470	45,901
Cargo Therapeutics, Inc. (a)	1,021	18,837
Caribou Biosciences, Inc. (a)	2,303	4,514
Cartesian Therapeutics, Inc. (a)	239	3,853
Catalyst Pharmaceuticals, Inc. (a)	3,325	66,101
Celcuity, Inc. (a)	731	10,899
Celldex Therapeutics, Inc. (a)	1,914	65,057
Century Therapeutics, Inc. (a)	921	1,575
CervoMed, Inc. (a)	222	3,241
CG oncology, Inc. (a)	1,410	53,199
Chinook Therapeutics, Inc. (a)	2,824	1,101
Cibus, Inc. (a)	582	1,897
Cogent Biosciences, Inc. (a)	2,742	29,614
Coherus Biosciences, Inc. (a)	2,726	2,835

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Compass Therapeutics, Inc. (a)	3,033	$5,581
Corbus Pharmaceuticals Holdings, Inc. (a)	291	6,003
Crinetics Pharmaceuticals, Inc. (a)	2,323	118,705
CSL Ltd.	3,090	613,695
Cullinan Therapeutics, Inc. (a)	1,538	25,746
Cytokinetics, Inc. (a)	3,399	179,467
Day One Biopharmaceuticals, Inc. (a)	1,500	20,895
Denali Therapeutics, Inc. (a)	3,700	107,781
Design Therapeutics, Inc. (a)	759	4,083
Dianthus Therapeutics, Inc. (a)	690	18,892
Disc Medicine, Inc. (a)	587	28,845
Dynavax Technologies Corp. (a)	3,991	44,460
Dyne Therapeutics, Inc. (a)	2,407	86,459
Editas Medicine, Inc. (a)	2,530	8,627
Elevation Oncology, Inc. (a)	2,063	1,238
Eliem Therapeutics, Inc. (a)	875	4,454
Enanta Pharmaceuticals, Inc. (a)	609	6,309
Entrada Therapeutics, Inc. (a)	690	11,026
Erasca, Inc. (a)	5,278	14,409
Exact Sciences Corp. (a)	1,300	88,556
Exelixis, Inc. (a)	2,300	59,685
Fate Therapeutics, Inc. (a)	2,800	9,800
Fibrobiologics, Inc. (a)	1,018	3,146
Foghorn Therapeutics, Inc. (a)	803	7,476
Galectin Therapeutics, Inc. (a)	922	2,536
Generation Bio Co. (a)	1,471	3,633
Geron Corp. (a)	17,135	77,793
Gilead Sciences, Inc.	9,511	797,402
GRAIL, Inc. (a)	195	2,683
Greenwich Lifesciences, Inc. (a)	244	3,506
Gyre Therapeutics, Inc. (a)	207	2,596
Halozyme Therapeutics, Inc. (a)	3,719	212,876
Heron Therapeutics, Inc. (a)	3,882	7,725
HilleVax, Inc. (a)	1,102	1,940
Humacyte, Inc. (a)	2,614	14,220
Ideaya Biosciences, Inc. (a)	2,442	77,363
IGM Biosciences, Inc. (a)	451	7,460
ImmunityBio, Inc. (a)	4,085	15,196
Immunome, Inc. (a)	1,587	23,202
Immunovant, Inc. (a)	1,726	49,208
Incyte Corp. (a)	1,346	88,971
Inhibrx Biosciences, Inc. (a)	272	4,260
Inmune Bio, Inc. (a)	404	2,178
Inovio Pharmaceuticals, Inc. (a)	677	3,913
Inozyme Pharma, Inc. (a)	1,382	7,228
Insmed, Inc. (a)	4,635	338,355
Intellia Therapeutics, Inc. (a)	2,865	58,876
Invivyd, Inc. (a)	2,358	2,405
Ionis Pharmaceuticals, Inc. (a)	1,100	44,066
Iovance Biotherapeutics, Inc. (a)	7,491	70,341
Ironwood Pharmaceuticals, Inc. (a)	4,246	17,494
iTeos Therapeutics, Inc. (a)	735	7,504
Janux Therapeutics, Inc. (a)	847	38,479
Jasper Therapeutics, Inc. (a)	302	5,681
KalVista Pharmaceuticals, Inc. (a)	1,087	12,587
Keros Therapeutics, Inc. (a)	893	51,857
	Number of Shares	Fair Value
Kiniksa Pharmaceuticals International PLC (a)	1,090	$27,239
Kodiak Sciences, Inc. (a)	1,324	3,456
Korro Bio, Inc. (a)	162	5,414
Krystal Biotech, Inc. (a)	741	134,884
Kura Oncology, Inc. (a)	2,199	42,968
Kymera Therapeutics, Inc. (a)	1,323	62,618
Kyverna Therapeutics, Inc. (a)	501	2,450
Larimar Therapeutics, Inc. (a)	1,163	7,618
Legend Biotech Corp. ADR (a)	1,100	53,603
LENZ Therapeutics, Inc.	346	8,214
Lexeo Therapeutics, Inc. (a)	405	3,661
Lexicon Pharmaceuticals, Inc. (a)	2,985	4,686
Lineage Cell Therapeutics, Inc. (a)	5,431	4,917
Lyell Immunopharma, Inc. (a)	5,294	7,306
MacroGenics, Inc. (a)	1,629	5,359
Madrigal Pharmaceuticals, Inc. (a)	524	111,203
MannKind Corp. (a)	7,885	49,597
MeiraGTx Holdings PLC (a)	1,371	5,717
Mersana Therapeutics, Inc. (a)	3,319	6,273
MiMedx Group, Inc. (a)	3,551	20,986
Mineralys Therapeutics, Inc. (a)	791	9,579
Mirum Pharmaceuticals, Inc. (a)	1,190	46,410
Moderna, Inc. (a)	2,508	167,610
Monte Rosa Therapeutics, Inc. (a)	1,040	5,512
Myriad Genetics, Inc. (a)	2,647	72,501
Natera, Inc. (a)	800	101,560
Neurocrine Biosciences, Inc. (a)	700	80,654
Neurogene, Inc. (a)	289	12,126
Nkarta, Inc. (a)	1,447	6,540
Novavax, Inc. (a)	4,201	53,059
Nurix Therapeutics, Inc. (a)	1,832	41,165
Nuvalent, Inc., Class A (a)	1,030	105,369
Ocugen, Inc. (a)	7,101	7,046
Olema Pharmaceuticals, Inc. (a)	1,141	13,624
Organogenesis Holdings, Inc. (a)	2,077	5,940
ORIC Pharmaceuticals, Inc. (a)	1,827	18,727
Outlook Therapeutics, Inc. (a)	299	1,597
Ovid therapeutics, Inc. (a)	2,406	2,839
PepGen, Inc. (a)	389	3,326
Perspective Therapeutics, Inc. (a)	1,608	21,467
Poseida Therapeutics, Inc. (a)	2,006	5,737
Praxis Precision Medicines, Inc. (a)	518	29,806
Precigen, Inc. (a)	3,642	3,449
Prelude Therapeutics, Inc. (a)	429	888
Prime Medicine, Inc. (a)	1,599	6,188
ProKidney Corp. (a)	2,310	4,435
Protagonist Therapeutics, Inc. (a)	1,731	77,895
PTC Therapeutics, Inc. (a)	2,254	83,623
Puma Biotechnology, Inc. (a)	1,048	2,672
Pyxis Oncology, Inc. (a)	1,252	4,595
Q32 Bio, Inc. (a)	199	8,879
RAPT Therapeutics, Inc. (a)	1,175	2,362
Recursion Pharmaceuticals, Inc., Class A (a)	7,091	46,730

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Regeneron Pharmaceuticals, Inc. (a)	781	$821,018
REGENXBIO, Inc. (a)	1,320	13,847
Regulus Therapeutics, Inc. (a)	2,477	3,889
Relay Therapeutics, Inc. (a)	2,983	21,120
Replimune Group, Inc. (a)	1,810	19,838
REVOLUTION Medicines, Inc. (a)	4,539	205,844
Rhythm Pharmaceuticals, Inc. (a)	1,628	85,291
Rigel Pharmaceuticals, Inc. (a)	491	7,944
Rocket Pharmaceuticals, Inc. (a)	1,998	36,903
Roivant Sciences Ltd. (a)	2,500	28,850
Sage Therapeutics, Inc. (a)	1,598	11,538
Sana Biotechnology, Inc. (a)	3,950	16,432
Sarepta Therapeutics, Inc. (a)	700	87,423
Savara, Inc. (a)	3,431	14,547
Scholar Rock Holding Corp. (a)	2,125	17,021
Sera Prognostics, Inc., Class A (a)	728	5,678
Shattuck Labs, Inc. (a)	976	3,406
Skye Bioscience, Inc. (a)	673	2,631
Soleno Therapeutics, Inc. (a)	662	33,424
Solid Biosciences, Inc. (a)	576	4,015
SpringWorks Therapeutics, Inc. (a)	2,037	65,265
Spyre Therapeutics, Inc. (a)	1,043	30,675
Stoke Therapeutics, Inc. (a)	1,015	12,474
Summit Therapeutics, Inc. (a)	2,620	57,378
Sutro Biopharma, Inc. (a)	2,601	8,999
Syndax Pharmaceuticals, Inc. (a)	2,444	47,047
Tango Therapeutics, Inc. (a)	1,484	11,427
Taysha Gene Therapies, Inc. (a)	4,449	8,942
Tenaya Therapeutics, Inc. (a)	1,931	3,727
TG Therapeutics, Inc. (a)	4,156	97,209
Tourmaline Bio, Inc.	642	16,506
Travere Therapeutics, Inc. (a)	2,225	31,128
TScan Therapeutics, Inc. (a)	1,030	5,129
Twist Bioscience Corp. (a)	1,711	77,303
Tyra Biosciences, Inc. (a)	564	13,260
Ultragenyx Pharmaceutical, Inc. (a)	700	38,885
United Therapeutics Corp. (a)	311	111,447
UroGen Pharma Ltd. (a)	982	12,471
Vanda Pharmaceuticals, Inc. (a)	1,652	7,748
Vaxcyte, Inc. (a)	3,551	405,773
Vera Therapeutics, Inc. (a)	1,150	50,830
Veracyte, Inc. (a)	2,285	77,781
Verastem, Inc. (a)	1,102	3,295
Vericel Corp. (a)	1,432	60,502
Vertex Pharmaceuticals, Inc. (a)	1,954	908,766
Verve Therapeutics, Inc. (a)	2,017	9,762
Viking Therapeutics, Inc. (a)	700	44,317
Vir Biotechnology, Inc. (a)	2,683	20,096
Viridian Therapeutics, Inc. (a)	1,879	42,747
Voyager Therapeutics, Inc. (a)	1,279	7,482
Werewolf Therapeutics, Inc. (a)	1,319	2,796
X4 Pharmaceuticals, Inc. (a)	5,092	3,408
XBiotech, Inc. (a)	612	4,731
Xencor, Inc. (a)	1,793	36,057
XOMA Royalty Corp. (a)	239	6,329
	Number of Shares	Fair Value
Y-mAbs Therapeutics, Inc. (a)	1,147	$15,083
Zentalis Pharmaceuticals, Inc. (a)	1,765	6,495
Zymeworks, Inc. (a)	1,725	21,649
		15,733,624
Brewers - 0.0% *
Boston Beer Co., Inc., Class A (a)	14	4,048
Molson Coors Beverage Co., Class B	1,300	74,776
		78,824
Broadcasting - 0.0% *
AMC Networks, Inc., Class A (a)	930	8,082
EW Scripps Co., Class A (a)	1,732	3,888
Fox Corp., Class A	1,600	67,728
Fox Corp., Class B	1,200	46,560
Gray Television, Inc.	2,647	14,188
iHeartMedia, Inc., Class A (a)	2,588	4,788
Nexstar Media Group, Inc.	224	37,038
Paramount Global, Class B	4,304	45,709
Sinclair, Inc.	997	15,254
TEGNA, Inc.	5,048	79,657
Townsquare Media, Inc., Class A	445	4,521
		327,413
Broadline Retail - 1.2%
1stdibs.com, Inc. (a)	606	2,673
Amazon.com, Inc. (a)	69,763	12,998,940
eBay, Inc.	3,948	257,054
Etsy, Inc. (a)	891	49,477
Groupon, Inc. (a)	617	6,034
Kohl's Corp.	500	10,550
Macy's, Inc.	2,000	31,380
Nordstrom, Inc.	700	15,743
Ollie's Bargain Outlet Holdings, Inc. (a)	400	38,880
Savers Value Village, Inc. (a)	696	7,322
		13,418,053
Building Products - 0.4%
A.O. Smith Corp.	906	81,386
AAON, Inc.	402	43,144
Advanced Drainage Systems, Inc.	500	78,580
Allegion PLC	656	95,605
American Woodmark Corp. (a)	468	43,735
Apogee Enterprises, Inc.	645	45,160
Armstrong World Industries, Inc.	300	39,429
AZEK Co., Inc. (a)	1,000	46,800
AZZ, Inc.	868	71,705
Builders FirstSource, Inc. (a)	900	174,474
Caesarstone Ltd. (a)	615	2,804
Carlisle Cos., Inc.	375	168,656
Carrier Global Corp.	6,392	514,492
CSW Industrials, Inc.	493	180,630
Fortune Brands Innovations, Inc.	935	83,711
Gibraltar Industries, Inc. (a)	903	63,147
Griffon Corp.	1,118	78,260
Hayward Holdings, Inc. (a)	500	7,670
Insteel Industries, Inc.	557	17,317

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Janus International Group, Inc. (a)	4,320	$43,675
JELD-WEN Holding, Inc. (a)	2,600	41,106
Johnson Controls International PLC	5,195	403,184
Lennox International, Inc.	255	154,094
Masco Corp.	1,800	151,092
Masterbrand, Inc. (a)	3,768	69,859
Owens Corning	667	117,739
Quanex Building Products Corp.	1,317	36,547
Resideo Technologies, Inc. (a)	4,348	87,569
Simpson Manufacturing Co., Inc.	300	57,381
Tecnoglass, Inc.	678	46,551
Trane Technologies PLC	1,713	665,894
Trex Co., Inc. (a)	796	52,998
UFP Industries, Inc.	1,804	236,703
Zurn Elkay Water Solutions Corp.	4,284	153,967
		4,155,064
Cable & Satellite - 0.2%
Cable One, Inc.	168	58,765
Charter Communications, Inc., Class A (a)	723	234,310
Comcast Corp., Class A	28,953	1,209,367
EchoStar Corp., Class A (a)	3,606	89,501
Liberty Broadband Corp., Class C (a)	1,000	77,290
Sirius XM Holdings, Inc.	1,983	46,898
WideOpenWest, Inc. (a)	1,461	7,670
		1,723,801
Cargo Ground Transportation - 0.1%
ArcBest Corp.	700	75,915
Covenant Logistics Group, Inc.	247	13,051
Heartland Express, Inc.	1,446	17,757
JB Hunt Transport Services, Inc.	654	112,704
Knight-Swift Transportation Holdings, Inc.	1,122	60,532
Landstar System, Inc.	244	46,084
Marten Transport Ltd.	1,727	30,568
Old Dominion Freight Line, Inc.	1,468	291,604
PAM Transportation Services, Inc. (a)	196	3,626
Proficient Auto Logistics, Inc. (a)	450	6,381
RXO, Inc. (a)	4,034	112,952
Ryder System, Inc.	294	42,865
Saia, Inc. (a)	218	95,323
U-Haul Holding Co.	647	46,584
Universal Logistics Holdings, Inc.	204	8,794
Werner Enterprises, Inc.	1,834	70,774
XPO, Inc. (a)	800	86,008
		1,121,522
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,537	17,860
Bally's Corp. (a)	724	12,489
Boyd Gaming Corp.	600	38,790
Caesars Entertainment, Inc. (a)	1,559	65,073
Churchill Downs, Inc.	500	67,605
DraftKings, Inc., Class A (a)	3,100	121,520
Everi Holdings, Inc. (a)	2,307	30,314
	Number of Shares	Fair Value
Full House Resorts, Inc. (a)	841	$4,222
Golden Entertainment, Inc.	600	19,074
Inspired Entertainment, Inc. (a)	630	5,840
International Game Technology PLC	3,368	71,738
Las Vegas Sands Corp.	2,859	143,922
Light & Wonder, Inc. (a)	600	54,438
MGM Resorts International (a)	1,700	66,453
Monarch Casino & Resort, Inc.	384	30,440
Penn Entertainment, Inc. (a)	700	13,202
PlayAGS, Inc. (a)	1,141	12,996
Red Rock Resorts, Inc., Class A	1,464	79,700
Rush Street Interactive, Inc. (a)	2,261	24,532
Wynn Resorts Ltd.	770	73,827
		954,035
Coal & Consumable Fuels - 0.0% *
Centrus Energy Corp., Class A (a)	405	22,214
CONSOL Energy, Inc.	871	91,150
Energy Fuels, Inc. (a)	5,531	30,365
Hallador Energy Co. (a)	881	8,308
NACCO Industries, Inc., Class A	108	3,062
Peabody Energy Corp.	3,762	99,844
Uranium Energy Corp. (a)	12,001	74,526
Ur-Energy, Inc. (a)	10,086	12,002
		341,471
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	854	31,026
Essent Group Ltd.	3,109	199,878
Federal Agricultural Mortgage Corp., Class C	272	50,976
Merchants Bancorp	513	23,064
MGIC Investment Corp.	1,700	43,520
Mr. Cooper Group, Inc. (a)	1,900	175,142
NMI Holdings, Inc. (a)	2,333	96,096
Onity Group, Inc. (a)	166	5,302
PennyMac Financial Services, Inc.	795	90,606
Radian Group, Inc.	4,511	156,487
Rocket Cos., Inc., Class A (a)	500	9,595
Velocity Financial, Inc. (a)	230	4,510
Walker & Dunlop, Inc.	958	108,819
Waterstone Financial, Inc.	480	7,056
		1,002,077
Commercial Printing - 0.0% *
Deluxe Corp.	1,333	25,980
Ennis, Inc.	790	19,213
Quad/Graphics, Inc.	845	3,836
		49,029
Commodity Chemicals - 0.1%
AdvanSix, Inc.	791	24,031
Cabot Corp.	1,614	180,397
Core Molding Technologies, Inc. (a)	197	3,390
Dow, Inc.	5,386	294,237
Hawkins, Inc.	575	73,295
Koppers Holdings, Inc.	619	22,612
Kronos Worldwide, Inc.	650	8,093
LyondellBasell Industries NV, Class A	2,034	195,061
Mativ Holdings, Inc.	1,581	26,861

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Olin Corp.	990	$47,500
PureCycle Technologies, Inc. (a)	3,690	35,055
Tronox Holdings PLC	3,615	52,887
Westlake Corp.	200	30,058
		993,477
Communications Equipment - 0.3%
ADTRAN Holdings, Inc. (a)	2,309	13,692
Applied Optoelectronics, Inc. (a)	1,161	16,614
Arista Networks, Inc. (a)	1,953	749,601
Aviat Networks, Inc. (a)	345	7,462
Calix, Inc. (a)	1,748	67,805
Ciena Corp. (a)	1,079	66,456
Cisco Systems, Inc.	30,216	1,608,096
Clearfield, Inc. (a)	359	13,987
CommScope Holding Co., Inc. (a)	6,405	39,135
Digi International, Inc. (a)	1,090	30,008
Extreme Networks, Inc. (a)	3,736	56,152
F5, Inc. (a)	400	88,080
Harmonic, Inc. (a)	3,344	48,722
Infinera Corp. (a)	5,839	39,413
Juniper Networks, Inc.	2,255	87,900
Lumentum Holdings, Inc. (a)	400	25,352
Motorola Solutions, Inc.	1,229	552,595
NETGEAR, Inc. (a)	888	17,813
NetScout Systems, Inc. (a)	2,091	45,479
Ribbon Communications, Inc. (a)	2,757	8,960
Viasat, Inc. (a)	3,614	43,151
Viavi Solutions, Inc. (a)	6,548	59,063
		3,685,536
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	1,638	169,205
GameStop Corp., Class A (a)	2,800	64,204
Upbound Group, Inc.	1,596	51,056
		284,465
Construction & Engineering - 0.2%
AECOM	1,000	103,270
Ameresco, Inc., Class A (a)	958	36,346
API Group Corp. (a)	1,400	46,228
Arcosa, Inc.	1,449	137,307
Argan, Inc.	362	36,718
Bowman Consulting Group Ltd. (a)	369	8,886
Centuri Holdings, Inc. (a)	407	6,573
Comfort Systems USA, Inc.	300	117,105
Concrete Pumping Holdings, Inc. (a)	590	3,416
Construction Partners, Inc., Class A (a)	1,277	89,135
Dycom Industries, Inc. (a)	849	167,338
EMCOR Group, Inc.	330	142,075
Ferrovial SE	3,314	142,692
Fluor Corp. (a)	5,090	242,844
Granite Construction, Inc.	1,312	104,015
Great Lakes Dredge & Dock Corp. (a)	1,986	20,913
IES Holdings, Inc. (a)	245	48,907
Limbach Holdings, Inc. (a)	295	22,349
MasTec, Inc. (a)	400	49,240
Matrix Service Co. (a)	714	8,232
MDU Resources Group, Inc.	1,500	41,115
	Number of Shares	Fair Value
MYR Group, Inc. (a)	487	$49,786
Northwest Pipe Co. (a)	295	13,313
Orion Group Holdings, Inc. (a)	926	5,343
Primoris Services Corp.	1,591	92,405
Quanta Services, Inc.	1,138	339,295
Southland Holdings, Inc. (a)	505	1,868
Sterling Infrastructure, Inc. (a)	902	130,808
Tutor Perini Corp. (a)	1,260	34,222
Valmont Industries, Inc.	139	40,303
WillScot Holdings Corp. (a)	1,400	52,640
		2,334,687
Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	600	57,642
Astec Industries, Inc.	694	22,166
Atmus Filtration Technologies, Inc.	2,494	93,600
Blue Bird Corp. (a)	956	45,850
Caterpillar, Inc.	3,645	1,425,632
Commercial Vehicle Group, Inc. (a)	1,297	4,215
Cummins, Inc.	1,057	342,246
Douglas Dynamics, Inc.	699	19,278
Federal Signal Corp.	1,799	168,135
Greenbrier Cos., Inc.	930	47,328
Hyliion Holdings Corp. (a)	4,274	10,600
Manitowoc Co., Inc. (a)	1,073	10,322
Miller Industries, Inc.	338	20,618
Oshkosh Corp.	500	50,105
PACCAR, Inc.	3,905	385,345
REV Group, Inc.	1,555	43,633
Shyft Group, Inc.	1,030	12,926
Terex Corp.	1,988	105,185
Trinity Industries, Inc.	2,432	84,731
Twin Disc, Inc.	273	3,410
Wabash National Corp.	1,303	25,005
Westinghouse Air Brake Technologies Corp.	1,341	243,754
		3,221,726
Construction Materials - 0.2%
CRH PLC	5,100	472,974
Eagle Materials, Inc.	300	86,295
Holcim AG	3,326	325,523
James Hardie Industries PLC (a)	2,730	108,769
Knife River Corp. (a)	1,696	151,605
Martin Marietta Materials, Inc.	441	237,368
Smith-Midland Corp. (a)	110	3,673
Summit Materials, Inc., Class A (a)	3,618	141,211
U.S. Lime & Minerals, Inc.	320	31,251
Vulcan Materials Co.	1,031	258,193
		1,816,862
Consumer Electronics - 0.0% *
Garmin Ltd.	1,184	208,420
GoPro, Inc., Class A (a)	3,593	4,886
Sonos, Inc. (a)	3,746	46,038
Vizio Holding Corp., Class A (a)	2,668	29,802
		289,146
Consumer Finance - 0.3%
Ally Financial, Inc.	2,027	72,141

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
American Express Co.	4,257	$1,154,498
Atlanticus Holdings Corp. (a)	188	6,595
Bread Financial Holdings, Inc.	1,472	70,038
Capital One Financial Corp.	2,910	435,714
Consumer Portfolio Services, Inc. (a)	167	1,566
Credit Acceptance Corp. (a)	39	17,293
Discover Financial Services	1,775	249,015
Encore Capital Group, Inc. (a)	706	33,373
Enova International, Inc. (a)	758	63,513
FirstCash Holdings, Inc.	1,145	131,446
Green Dot Corp., Class A (a)	1,512	17,706
LendingClub Corp. (a)	3,296	37,673
LendingTree, Inc. (a)	284	16,481
Medallion Financial Corp.	468	3,810
Moneylion, Inc. (a)	239	9,930
Navient Corp.	2,374	37,011
Nelnet, Inc., Class A	423	47,917
NerdWallet, Inc., Class A (a)	1,095	13,917
OneMain Holdings, Inc.	1,000	47,070
OppFi, Inc.	510	2,412
PRA Group, Inc. (a)	1,182	26,430
PROG Holdings, Inc.	1,255	60,855
Regional Management Corp.	226	7,392
SLM Corp.	2,000	45,740
SoFi Technologies, Inc. (a)	6,800	53,448
Synchrony Financial	2,942	146,747
Upstart Holdings, Inc. (a)	2,282	91,303
World Acceptance Corp. (a)	101	11,916
		2,912,950
Consumer Staples Merchandise Retail - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	1,000	82,480
Costco Wholesale Corp.	3,316	2,939,701
Dollar General Corp.	1,737	146,898
Dollar Tree, Inc. (a)	1,626	114,340
PriceSmart, Inc.	741	68,009
Target Corp.	3,474	541,458
Walmart, Inc.	32,475	2,622,356
		6,515,242
Copper - 0.1%
Freeport-McMoRan, Inc.	10,898	544,028
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	2,471	399,882
Equinix, Inc.	720	639,094
		1,038,976
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	847	182,130
Concentrix Corp.	452	23,165
Conduent, Inc. (a)	4,625	18,639
CSG Systems International, Inc.	895	43,542
ExlService Holdings, Inc. (a)	4,681	178,580
Genpact Ltd.	1,200	47,052
IBEX Holdings Ltd. (a)	222	4,436
Maximus, Inc.	1,816	169,178
SS&C Technologies Holdings, Inc.	1,600	118,736
TTEC Holdings, Inc.	778	4,567
Verra Mobility Corp. (a)	4,975	138,355
		928,380
	Number of Shares	Fair Value
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class A	600	$28,848
Brown-Forman Corp., Class B	1,135	55,842
Constellation Brands, Inc., Class A	1,208	311,289
Duckhorn Portfolio, Inc. (a)	1,644	9,552
MGP Ingredients, Inc.	417	34,715
		440,246
Distributors - 0.0% *
A-Mark Precious Metals, Inc.	505	22,301
Genuine Parts Co.	1,100	153,648
LKQ Corp.	1,946	77,684
Pool Corp.	253	95,331
Weyco Group, Inc.	207	7,046
		356,010
Diversified Banks - 1.0%
Bank of America Corp.	50,681	2,011,022
Citigroup, Inc.	14,210	889,546
Comerica, Inc.	964	57,753
Fifth Third Bancorp	5,333	228,466
First Citizens BancShares, Inc., Class A	90	165,685
JPMorgan Chase & Co.	21,453	4,523,580
KeyCorp	6,851	114,754
PNC Financial Services Group, Inc.	3,015	557,323
U.S. Bancorp	11,900	544,187
Wells Fargo & Co.	26,091	1,473,881
		10,566,197
Diversified Capital Markets - 0.0% *
Forge Global Holdings, Inc. (a)	3,177	4,162
Diversified Chemicals - 0.0% *
Chemours Co.	1,400	28,448
Huntsman Corp.	1,211	29,306
LSB Industries, Inc. (a)	1,651	13,274
		71,028
Diversified Financial Services - 0.1%
Alerus Financial Corp.	546	12,493
Apollo Global Management, Inc.	3,954	493,894
Corebridge Financial, Inc.	1,751	51,059
Equitable Holdings, Inc.	2,500	105,075
Jackson Financial, Inc., Class A	2,275	207,548
NewtekOne, Inc.	704	8,772
Voya Financial, Inc.	900	71,298
		950,139
Diversified Metals & Mining - 0.0% *
Compass Minerals International, Inc.	1,056	12,693
Contango ORE, Inc. (a)	195	3,756
Ferroglobe PLC (a)(d)	1,316	—
Ivanhoe Electric, Inc. (a)	2,500	21,150
Materion Corp.	609	68,123
MP Materials Corp. (a)	800	14,120
Piedmont Lithium, Inc. (a)	521	4,652
		124,494
Diversified Real Estate Activities - 0.0% *
RMR Group, Inc., Class A	468	11,878
St. Joe Co.	1,072	62,508

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Tejon Ranch Co. (a)	635	$11,144
		85,530
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	2,202	42,278
Alpine Income Property Trust, Inc.	359	6,534
American Assets Trust, Inc.	1,410	37,675
Armada Hoffler Properties, Inc.	1,973	21,368
Broadstone Net Lease, Inc.	5,623	106,556
CTO Realty Growth, Inc.	650	12,363
Empire State Realty Trust, Inc., Class A	4,064	45,029
Essential Properties Realty Trust, Inc.	5,224	178,400
Gladstone Commercial Corp.	1,202	19,520
Global Net Lease, Inc.	5,971	50,276
NexPoint Diversified Real Estate Trust	914	5,712
One Liberty Properties, Inc.	494	13,605
WP Carey, Inc.	1,631	101,611
		640,927
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	4,404	89,533
Cintas Corp.	2,652	545,994
Copart, Inc. (a)	6,696	350,870
Driven Brands Holdings, Inc. (a)	1,743	24,873
Healthcare Services Group, Inc. (a)	2,189	24,451
Liquidity Services, Inc. (a)	638	14,546
Matthews International Corp., Class A	910	21,112
OPENLANE, Inc. (a)	3,193	53,898
UniFirst Corp.	448	88,995
Vestis Corp.	550	8,195
Viad Corp. (a)	620	22,215
VSE Corp.	472	39,049
		1,283,731
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	5,287	47,372
Education Services - 0.1%
Adtalem Global Education, Inc. (a)	1,115	84,160
American Public Education, Inc. (a)	419	6,180
Bright Horizons Family Solutions, Inc. (a)	391	54,791
Chegg, Inc. (a)	2,651	4,692
Coursera, Inc. (a)	4,091	32,483
Duolingo, Inc. (a)	300	84,606
Graham Holdings Co., Class B	98	80,529
Grand Canyon Education, Inc. (a)	200	28,370
Laureate Education, Inc.	3,989	66,257
Lincoln Educational Services Corp. (a)	791	9,445
Nerdy, Inc. (a)	2,782	2,735
Perdoceo Education Corp.	1,988	44,213
Strategic Education, Inc.	656	60,713
Stride, Inc. (a)	1,270	108,344
Udemy, Inc. (a)	2,953	21,970
	Number of Shares	Fair Value
Universal Technical Institute, Inc. (a)	1,174	$19,089
		708,577
Electric Utilities - 0.6%
ALLETE, Inc.	1,733	111,241
Alliant Energy Corp.	2,056	124,779
American Electric Power Co., Inc.	3,888	398,909
Avangrid, Inc.	298	10,665
Constellation Energy Corp.	2,407	625,868
Duke Energy Corp.	5,688	655,826
Edison International	2,911	253,519
Entergy Corp.	1,684	221,631
Evergy, Inc.	1,687	104,611
Eversource Energy	2,514	171,078
Exelon Corp.	7,688	311,748
FirstEnergy Corp.	4,428	196,382
Genie Energy Ltd., Class B	372	6,045
Hawaiian Electric Industries, Inc. (a)	4,882	47,258
IDACORP, Inc.	300	30,927
MGE Energy, Inc.	1,086	99,315
NextEra Energy, Inc.	15,357	1,298,127
NRG Energy, Inc.	1,661	151,317
OGE Energy Corp.	1,550	63,581
Otter Tail Corp.	1,234	96,449
PG&E Corp.	16,500	326,205
Pinnacle West Capital Corp.	884	78,314
Portland General Electric Co.	3,025	144,898
PPL Corp.	5,500	181,940
Southern Co.	8,307	749,125
TXNM Energy, Inc.	2,686	117,566
Xcel Energy, Inc.	4,273	279,027
		6,856,351
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	200	55,078
Allient, Inc.	395	7,501
American Superconductor Corp. (a)	1,025	24,190
AMETEK, Inc.	1,727	296,543
Array Technologies, Inc. (a)	4,639	30,617
Atkore, Inc.	1,095	92,790
Blink Charging Co. (a)	2,861	4,921
ChargePoint Holdings, Inc. (a)	11,595	15,885
Eaton Corp. PLC	3,018	1,000,286
Emerson Electric Co.	4,329	473,463
EnerSys	1,194	121,848
Enovix Corp. (a)	4,537	42,376
Fluence Energy, Inc. (a)	1,828	41,514
FuelCell Energy, Inc. (a)	13,954	5,302
Generac Holdings, Inc. (a)	398	63,234
GrafTech International Ltd. (a)	6,769	8,935
Hubbell, Inc.	400	171,340
LSI Industries, Inc.	833	13,453
NEXTracker, Inc., Class A (a)	4,289	160,752
nVent Electric PLC	1,200	84,312
Plug Power, Inc. (a)	22,142	50,041
Powell Industries, Inc.	283	62,823
Preformed Line Products Co.	73	9,350
Regal Rexnord Corp.	467	77,466
Rockwell Automation, Inc.	822	220,674
Schneider Electric SE	3,498	922,111
Sensata Technologies Holding PLC	1,000	35,860

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
SES AI Corp. (a)	3,153	$2,017
Shoals Technologies Group, Inc., Class A (a)	5,101	28,617
Stem, Inc. (a)	5,829	2,030
Sunrun, Inc. (a)	6,527	117,878
Thermon Group Holdings, Inc. (a)	992	29,601
Ultralife Corp. (a)	299	2,703
Vertiv Holdings Co., Class A	2,793	277,876
Vicor Corp. (a)	679	28,586
		4,581,973
Electronic Components - 0.1%
Amphenol Corp., Class A	8,998	586,310
Bel Fuse, Inc., Class A	44	4,375
Bel Fuse, Inc., Class B	319	25,045
Belden, Inc.	1,210	141,727
Coherent Corp. (a)	973	86,509
Corning, Inc.	5,917	267,152
Knowles Corp. (a)	2,587	46,644
Lightwave Logic, Inc. (a)	3,611	9,966
Littelfuse, Inc.	200	53,050
Rogers Corp. (a)	559	63,173
Vishay Intertechnology, Inc.	3,757	71,045
		1,354,996
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	943	3,272
Advanced Energy Industries, Inc.	1,117	117,553
Aeva Technologies, Inc. (a)	630	2,073
Arlo Technologies, Inc. (a)	2,888	34,974
Badger Meter, Inc.	875	191,109
Cognex Corp.	1,300	52,650
Crane NXT Co.	300	16,830
Daktronics, Inc. (a)	1,156	14,924
Evolv Technologies Holdings, Inc. (a)	3,678	14,896
FARO Technologies, Inc. (a)	532	10,182
Iteris, Inc. (a)	1,214	8,668
Itron, Inc. (a)	1,372	146,543
Keysight Technologies, Inc. (a)	1,373	218,211
MicroVision, Inc. (a)	5,368	6,119
Mirion Technologies, Inc. (a)	5,943	65,789
Napco Security Technologies, Inc.	1,047	42,362
nLight, Inc. (a)	1,350	14,431
Novanta, Inc. (a)	1,069	191,265
OSI Systems, Inc. (a)	479	72,727
Ouster, Inc. (a)	1,229	7,743
PAR Technology Corp. (a)	1,084	56,455
Powerfleet, Inc. NJ (a)	2,560	12,800
SmartRent, Inc. (a)	5,783	10,005
Teledyne Technologies, Inc. (a)	325	142,239
Trimble, Inc. (a)	1,832	113,749
Vishay Precision Group, Inc. (a)	380	9,842
Vontier Corp.	1,199	40,454
Zebra Technologies Corp., Class A (a)	359	132,945
		1,750,810
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics, Inc.	1,082	47,954
CTS Corp.	898	43,445
IPG Photonics Corp. (a)	300	22,296
Jabil, Inc.	914	109,525
	Number of Shares	Fair Value
Kimball Electronics, Inc. (a)	743	$13,753
Methode Electronics, Inc.	1,034	12,367
Plexus Corp. (a)	811	110,872
Sanmina Corp. (a)	1,597	109,315
TTM Technologies, Inc. (a)	3,002	54,786
		524,313
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	1,885	99,453
Aris Water Solutions, Inc., Class A	753	12,703
BrightView Holdings, Inc. (a)	1,729	27,214
Casella Waste Systems, Inc., Class A (a)	1,836	182,664
CECO Environmental Corp. (a)	905	25,521
Clean Harbors, Inc. (a)	400	96,684
Enviri Corp. (a)	2,397	24,785
GFL Environmental, Inc.	1,460	58,305
LanzaTech Global, Inc. (a)	3,324	6,349
Montrose Environmental Group, Inc. (a)	945	24,854
Perma-Fix Environmental Services, Inc. (a)	305	3,742
Quest Resource Holding Corp. (a)	513	4,094
Republic Services, Inc.	1,490	299,252
Rollins, Inc.	2,278	115,221
Stericycle, Inc. (a)	800	48,800
Tetra Tech, Inc.	2,000	94,320
Veralto Corp.	1,770	197,992
Waste Management, Inc.	3,009	624,668
		1,946,621
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	730	3,869
CF Industries Holdings, Inc.	1,282	109,996
Corteva, Inc.	5,402	317,583
FMC Corp.	934	61,588
Intrepid Potash, Inc. (a)	294	7,056
Mosaic Co.	2,447	65,531
Scotts Miracle-Gro Co.	262	22,715
		588,338
Financial Exchanges & Data - 0.4%
Cboe Global Markets, Inc.	752	154,062
CME Group, Inc.	2,722	600,609
Coinbase Global, Inc., Class A (a)	1,500	267,255
Donnelley Financial Solutions, Inc. (a)	768	50,558
FactSet Research Systems, Inc.	305	140,254
Intercontinental Exchange, Inc.	4,163	668,744
MarketAxess Holdings, Inc.	322	82,497
MarketWise, Inc.	991	662
Moody's Corp.	1,198	568,559
Morningstar, Inc.	200	63,824
MSCI, Inc.	594	346,261
Nasdaq, Inc.	3,238	236,406
Open Lending Corp. (a)	3,028	18,531
S&P Global, Inc.	2,369	1,223,873
Tradeweb Markets, Inc., Class A	873	107,964
Value Line, Inc.	20	930
		4,530,989

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Food Distributors - 0.1%
Andersons, Inc.	971	$48,686
Chefs' Warehouse, Inc. (a)	1,061	44,573
HF Foods Group, Inc. (a)	1,048	3,741
Performance Food Group Co. (a)	1,100	86,207
SpartanNash Co.	1,003	22,477
Sysco Corp.	3,818	298,033
U.S. Foods Holding Corp. (a)	1,700	104,550
United Natural Foods, Inc. (a)	1,747	29,385
		637,652
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	3,100	57,288
Casey's General Stores, Inc.	278	104,447
Grocery Outlet Holding Corp. (a)	900	15,795
Ingles Markets, Inc., Class A	425	31,705
Kroger Co.	5,139	294,465
Maplebear, Inc. (a)	1,200	48,888
Natural Grocers by Vitamin Cottage, Inc.	270	8,016
Sprouts Farmers Market, Inc. (a)	2,996	330,788
Village Super Market, Inc., Class A	235	7,471
Weis Markets, Inc.	489	33,707
		932,570
Footwear - 0.1%
Crocs, Inc. (a)	400	57,924
Deckers Outdoor Corp. (a)	1,140	181,773
NIKE, Inc., Class B	9,171	810,717
Rocky Brands, Inc.	215	6,850
Skechers USA, Inc., Class A (a)	1,000	66,920
Steven Madden Ltd.	2,160	105,818
Wolverine World Wide, Inc.	2,327	40,536
		1,270,538
Forest Products - 0.0% *
Louisiana-Pacific Corp.	500	53,730
Gas Utilities - 0.1%
Atmos Energy Corp.	1,034	143,426
Chesapeake Utilities Corp.	658	81,704
National Fuel Gas Co.	600	36,366
New Jersey Resources Corp.	2,923	137,966
Northwest Natural Holding Co.	1,150	46,943
ONE Gas, Inc.	1,681	125,100
RGC Resources, Inc.	210	4,740
Southwest Gas Holdings, Inc.	1,819	134,169
Spire, Inc.	1,690	113,720
UGI Corp.	1,300	32,526
		856,660
Gold - 0.1%
Coeur Mining, Inc. (a)	11,677	80,338
Dakota Gold Corp. (a)	1,635	3,858
Newmont Corp.	8,817	471,269
Perpetua Resources Corp. (a)	1,239	11,585
Royal Gold, Inc.	463	64,959
		632,009
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	1,192	141,550
	Number of Shares	Fair Value
American Healthcare REIT, Inc.	2,457	$64,128
CareTrust REIT, Inc.	4,242	130,908
Community Healthcare Trust, Inc.	809	14,683
Diversified Healthcare Trust	6,320	26,481
Global Medical REIT, Inc.	1,891	18,740
Healthcare Realty Trust, Inc.	2,600	47,190
Healthpeak Properties, Inc.	5,236	119,747
LTC Properties, Inc.	1,304	47,844
Medical Properties Trust, Inc.	3,500	20,475
National Health Investors, Inc.	1,247	104,823
Omega Healthcare Investors, Inc.	1,836	74,725
Sabra Health Care REIT, Inc.	6,906	128,521
Strawberry Fields REIT, Inc.	242	3,071
Universal Health Realty Income Trust	397	18,163
Ventas, Inc.	3,023	193,865
Welltower, Inc.	4,514	577,927
		1,732,841
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,070	34,476
Cardinal Health, Inc.	1,745	192,857
Cencora, Inc.	1,208	271,897
Henry Schein, Inc. (a)	972	70,859
McKesson Corp.	955	472,171
Owens & Minor, Inc. (a)	2,278	35,742
Patterson Cos., Inc.	2,343	51,171
PetIQ, Inc. (a)	803	24,708
		1,153,881
Healthcare Equipment - 0.9%
Abbott Laboratories (b)	13,070	1,490,111
Accuray, Inc. (a)	2,707	4,873
Alphatec Holdings, Inc. (a)	3,094	17,203
AngioDynamics, Inc. (a)	1,110	8,636
Artivion, Inc. (a)	1,196	31,837
AtriCure, Inc. (a)	1,387	38,891
Axogen, Inc. (a)	1,296	18,170
Axonics, Inc. (a)	1,520	105,792
Baxter International, Inc.	3,717	141,134
Becton Dickinson & Co.	2,145	517,159
Boston Scientific Corp. (a)	10,929	915,850
CONMED Corp.	912	65,591
CVRx, Inc. (a)	495	4,361
Dexcom, Inc. (a)	3,000	201,120
Edwards Lifesciences Corp. (a)	4,571	301,640
Enovis Corp. (a)	333	14,336
Envista Holdings Corp. (a)	1,100	21,736
GE HealthCare Technologies, Inc.	3,249	304,919
Glaukos Corp. (a)	1,458	189,948
Globus Medical, Inc., Class A (a)	800	57,232
Hologic, Inc. (a)	1,700	138,482
IDEXX Laboratories, Inc. (a)	607	306,669
Inari Medical, Inc. (a)	1,574	64,912
Inmode Ltd. (a)	2,408	40,816
Inogen, Inc. (a)	686	6,654
Inspire Medical Systems, Inc. (a)	265	55,928
Insulet Corp. (a)	568	132,202
Integer Holdings Corp. (a)	991	128,830

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Integra LifeSciences Holdings Corp. (a)	2,012	$36,558
Intuitive Surgical, Inc. (a)	2,629	1,291,549
iRadimed Corp.	257	12,925
iRhythm Technologies, Inc. (a)	925	68,672
LeMaitre Vascular, Inc.	603	56,013
LivaNova PLC (a)	1,622	85,220
Masimo Corp. (a)	276	36,799
Medtronic PLC	9,601	864,378
NeuroPace, Inc. (a)	451	3,143
Nevro Corp. (a)	1,101	6,155
Novocure Ltd. (a)	3,167	49,500
Omnicell, Inc. (a)	1,357	59,165
Orchestra BioMed Holdings, Inc. (a)	748	3,845
Orthofix Medical, Inc. (a)	1,002	15,651
Paragon 28, Inc. (a)	1,439	9,613
Penumbra, Inc. (a)	300	58,293
PROCEPT BioRobotics Corp. (a)	1,257	100,711
Pulmonx Corp. (a)	1,136	9,417
Pulse Biosciences, Inc. (a)	558	9,787
QuidelOrtho Corp. (a)	600	27,360
ResMed, Inc.	1,059	258,523
Semler Scientific, Inc. (a)	131	3,085
SI-BONE, Inc. (a)	1,197	16,734
Sight Sciences, Inc. (a)	1,094	6,892
Stereotaxis, Inc. (a)	1,813	3,699
STERIS PLC	760	184,330
Stryker Corp.	2,703	976,486
Surmodics, Inc. (a)	417	16,171
Tactile Systems Technology, Inc. (a)	709	10,358
Tandem Diabetes Care, Inc. (a)	1,919	81,385
Teleflex, Inc.	310	76,669
TransMedics Group, Inc. (a)	960	150,720
Treace Medical Concepts, Inc. (a)	1,398	8,108
Varex Imaging Corp. (a)	1,216	14,495
Zimmer Biomet Holdings, Inc.	1,606	173,368
Zimvie, Inc. (a)	790	12,537
Zynex, Inc. (a)	411	3,354
		10,126,700
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	700	44,387
Ardent Health Partners, Inc. (a)	360	6,617
Brookdale Senior Living, Inc. (a)	5,803	39,402
Community Health Systems, Inc. (a)	3,850	23,369
Concentra Group Holdings Parent, Inc. (a)	676	15,115
Encompass Health Corp.	800	77,312
Ensign Group, Inc.	1,655	238,022
HCA Healthcare, Inc.	1,463	594,607
Joint Corp. (a)	324	3,707
National HealthCare Corp.	379	47,667
PACS Group, Inc. (a)	1,174	46,925
Select Medical Holdings Corp.	3,188	111,166
Sonida Senior Living, Inc. (a)	113	3,022
Surgery Partners, Inc. (a)	2,272	73,249
Tenet Healthcare Corp. (a)	700	116,340
U.S. Physical Therapy, Inc.	453	38,337
	Number of Shares	Fair Value
Universal Health Services, Inc., Class B	420	$96,184
		1,575,428
Healthcare Services - 0.3%
Accolade, Inc. (a)	2,163	8,327
Addus HomeCare Corp. (a)	518	68,909
agilon health, Inc. (a)	9,406	36,966
AirSculpt Technologies, Inc. (a)	496	2,515
Amedisys, Inc. (a)	300	28,953
AMN Healthcare Services, Inc. (a)	1,127	47,773
Astrana Health, Inc. (a)	1,282	74,279
Aveanna Healthcare Holdings, Inc. (a)	1,405	7,306
BrightSpring Health Services, Inc. (a)	1,601	23,503
Castle Biosciences, Inc. (a)	751	21,418
Chemed Corp.	126	75,722
Cigna Group	2,070	717,131
CorVel Corp. (a)	264	86,299
Cross Country Healthcare, Inc. (a)	953	12,808
CVS Health Corp.	9,589	602,956
DaVita, Inc. (a)	387	63,441
DocGo, Inc. (a)	3,164	10,504
Enhabit, Inc. (a)	1,563	12,348
Fulgent Genetics, Inc. (a)	608	13,212
GeneDx Holdings Corp. (a)	343	14,557
Guardant Health, Inc. (a)	3,520	80,749
Hims & Hers Health, Inc. (a)	5,653	104,128
InfuSystem Holdings, Inc. (a)	591	3,960
Innovage Holding Corp. (a)	473	2,838
Labcorp Holdings, Inc.	587	131,183
LifeStance Health Group, Inc. (a)	4,148	29,036
ModivCare, Inc. (a)	374	5,341
National Research Corp.	446	10,195
NeoGenomics, Inc. (a)	3,792	55,932
OPKO Health, Inc. (a)	10,116	15,073
Option Care Health, Inc. (a)	5,102	159,693
Pediatrix Medical Group, Inc. (a)	2,546	29,508
Pennant Group, Inc. (a)	867	30,952
Performant Financial Corp. (a)	1,920	7,181
Premier, Inc., Class A	600	12,000
Privia Health Group, Inc. (a)	3,034	55,249
Quest Diagnostics, Inc.	829	128,702
Quipt Home Medical Corp. (a)	1,002	2,926
R1 RCM, Inc. (a)	700	9,919
RadNet, Inc. (a)	1,974	136,976
Talkspace, Inc. (a)	3,263	6,820
Viemed Healthcare, Inc. (a)	1,002	7,345
		2,954,633
Healthcare Supplies - 0.2%
Alcon, Inc.	3,189	318,768
Align Technology, Inc. (a)	559	142,165
Avanos Medical, Inc. (a)	1,331	31,984
Bioventus, Inc., Class A (a)	1,029	12,296
Cerus Corp. (a)	5,555	9,666
Cooper Cos., Inc. (a)	1,420	156,683
Dentsply Sirona, Inc.	1,367	36,991
Embecta Corp.	1,762	24,844
Haemonetics Corp. (a)	1,498	120,409
ICU Medical, Inc. (a)	639	116,439
Lantheus Holdings, Inc. (a)	2,026	222,353

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Merit Medical Systems, Inc. (a)	1,704	$168,406
Neogen Corp. (a)	6,510	109,433
OraSure Technologies, Inc. (a)	2,196	9,377
OrthoPediatrics Corp. (a)	490	13,284
RxSight, Inc. (a)	1,033	51,061
Sanara Medtech, Inc. (a)	119	3,599
Solventum Corp. (a)	1,048	73,067
STAAR Surgical Co. (a)	1,471	54,648
UFP Technologies, Inc. (a)	215	68,090
Utah Medical Products, Inc.	99	6,624
		1,750,187
Healthcare Technology - 0.1%
Certara, Inc. (a)	1,400	16,394
Definitive Healthcare Corp. (a)	1,406	6,285
Doximity, Inc., Class A (a)	1,200	52,284
Evolent Health, Inc., Class A (a)	3,428	96,944
Health Catalyst, Inc. (a)	1,686	13,724
HealthStream, Inc.	754	21,745
LifeMD, Inc. (a)	1,054	5,523
OptimizeRx Corp. (a)	625	4,825
Phreesia, Inc. (a)	1,646	37,512
Schrodinger, Inc. (a)	1,680	31,164
Simulations Plus, Inc.	484	15,497
Teladoc Health, Inc. (a)	5,166	47,424
Veeva Systems, Inc., Class A (a)	1,079	226,450
Waystar Holding Corp. (a)	1,284	35,811
		611,582
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp., Class A (a)	5,876	62,050
Energy Vault Holdings, Inc. (a)	4,031	3,870
GE Vernova, Inc. (a)	2,037	519,394
Net Power, Inc. (a)	777	5,447
NuScale Power Corp. (a)	2,324	26,912
TPI Composites, Inc. (a)	1,371	6,238
		623,911
Home Building - 0.3%
Beazer Homes USA, Inc. (a)	904	30,890
Cavco Industries, Inc. (a)	250	107,060
Century Communities, Inc.	831	85,576
Champion Homes, Inc. (a)	1,603	152,045
DR Horton, Inc.	2,240	427,325
Dream Finders Homes, Inc., Class A (a)	837	30,308
Green Brick Partners, Inc. (a)	930	77,674
Hovnanian Enterprises, Inc., Class A (a)	148	30,247
Installed Building Products, Inc.	713	175,590
KB Home	2,004	171,723
Landsea Homes Corp. (a)	506	6,249
Legacy Housing Corp. (a)	335	9,162
Lennar Corp., Class A	1,805	338,401
LGI Homes, Inc. (a)	617	73,127
M/I Homes, Inc. (a)	792	135,717
Meritage Homes Corp.	1,071	219,630
NVR, Inc. (a)	22	215,860
PulteGroup, Inc.	1,518	217,878
Taylor Morrison Home Corp. (a)	3,043	213,801
Toll Brothers, Inc.	815	125,909
TopBuild Corp. (a)	244	99,262
	Number of Shares	Fair Value
Tri Pointe Homes, Inc. (a)	2,742	$124,240
United Homes Group, Inc. (a)	215	1,320
		3,068,994
Home Furnishing Retail - 0.0% *
Aaron's Co., Inc.	857	8,527
Arhaus, Inc.	1,477	18,182
Beyond, Inc. (a)	1,371	13,820
Haverty Furniture Cos., Inc.	451	12,389
RH (a)	70	23,410
Sleep Number Corp. (a)	687	12,586
Wayfair, Inc., Class A (a)	600	33,708
Williams-Sonoma, Inc.	910	140,977
		263,599
Home Furnishings - 0.0% *
Ethan Allen Interiors, Inc.	679	21,653
Flexsteel Industries, Inc.	117	5,182
Hooker Furnishings Corp.	291	5,261
La-Z-Boy, Inc.	1,258	54,006
Leggett & Platt, Inc.	700	9,534
Lovesac Co. (a)	436	12,492
Mohawk Industries, Inc. (a)	400	64,272
Purple Innovation, Inc. (a)	2,199	2,174
Tempur Sealy International, Inc.	1,200	65,520
		240,094
Home Improvement Retail - 0.4%
Floor & Decor Holdings, Inc., Class A (a)	800	99,336
GrowGeneration Corp. (a)	1,354	2,884
Home Depot, Inc.	7,411	3,002,937
Lowe's Cos., Inc.	4,323	1,170,884
Tile Shop Holdings, Inc. (a)	823	5,424
		4,281,465
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	6,795	100,906
Braemar Hotels & Resorts, Inc.	1,929	5,961
Chatham Lodging Trust	1,485	12,652
DiamondRock Hospitality Co.	6,257	54,624
Host Hotels & Resorts, Inc.	5,646	99,369
Park Hotels & Resorts, Inc.	1,200	16,920
Pebblebrook Hotel Trust	3,551	46,980
RLJ Lodging Trust	4,619	42,402
Ryman Hospitality Properties, Inc.	1,747	187,348
Service Properties Trust	5,059	23,069
Summit Hotel Properties, Inc.	3,183	21,835
Sunstone Hotel Investors, Inc.	6,049	62,426
Xenia Hotels & Resorts, Inc.	3,004	44,369
		718,861
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	3,300	418,473
Booking Holdings, Inc.	255	1,074,091
Carnival Corp. (a)	7,349	135,809
Choice Hotels International, Inc.	200	26,060
Expedia Group, Inc. (a)	978	144,764
Global Business Travel Group I (a)	3,754	28,868
Hilton Grand Vacations, Inc. (a)	2,195	79,722
Hilton Worldwide Holdings, Inc.	1,836	423,198

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Hyatt Hotels Corp., Class A	300	$45,660
Lindblad Expeditions Holdings, Inc. (a)	1,084	10,027
Marriott International, Inc., Class A	1,703	423,366
Marriott Vacations Worldwide Corp.	355	26,085
Mondee Holdings, Inc. (a)	928	1,290
Norwegian Cruise Line Holdings Ltd. (a)	3,200	65,632
Royal Caribbean Cruises Ltd.	1,800	319,248
Sabre Corp. (a)	11,358	41,684
Target Hospitality Corp. (a)	947	7,368
Travel & Leisure Co.	500	23,040
Vacasa, Inc., Class A (a)	484	1,360
Wyndham Hotels & Resorts, Inc.	600	46,884
		3,342,629
Household Appliances - 0.0% *
Cricut, Inc., Class A	1,371	9,501
Hamilton Beach Brands Holding Co., Class A	226	6,877
Helen of Troy Ltd. (a)	678	41,934
iRobot Corp. (a)	856	7,439
SharkNinja, Inc.	400	43,484
Traeger, Inc. (a)	767	2,822
Whirlpool Corp.	358	38,306
Worthington Enterprises, Inc.	955	39,585
		189,948
Household Products - 0.4%
Central Garden & Pet Co. (a)	294	10,722
Central Garden & Pet Co., Class A (a)	1,552	48,733
Church & Dwight Co., Inc.	1,928	201,900
Clorox Co.	947	154,276
Colgate-Palmolive Co.	6,195	643,103
Energizer Holdings, Inc.	2,138	67,903
Kimberly-Clark Corp.	2,598	369,643
Oil-Dri Corp. of America	148	10,211
Procter & Gamble Co.	17,694	3,064,601
Reynolds Consumer Products, Inc.	200	6,220
Spectrum Brands Holdings, Inc.	200	19,028
WD-40 Co.	406	104,699
		4,701,039
Housewares & Specialties - 0.0% *
Lifetime Brands, Inc.	509	3,329
Newell Brands, Inc.	3,670	28,185
		31,514
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A (a)	12,613	93,336
Asure Software, Inc. (a)	684	6,190
Automatic Data Processing, Inc.	3,129	865,888
Barrett Business Services, Inc.	748	28,058
Dayforce, Inc. (a)	1,105	67,681
DLH Holdings Corp. (a)	280	2,621
First Advantage Corp. (a)	1,483	29,438
Heidrick & Struggles International, Inc.	620	24,093
HireQuest, Inc.	187	2,648
Insperity, Inc.	1,071	94,248
Kelly Services, Inc., Class A	952	20,382
	Number of Shares	Fair Value
Kforce, Inc.	549	$33,736
Korn Ferry	1,549	116,547
ManpowerGroup, Inc.	279	20,512
Paychex, Inc.	2,428	325,813
Paycom Software, Inc.	335	55,801
Paycor HCM, Inc. (a)	100	1,419
Paylocity Holding Corp. (a)	300	49,491
Robert Half, Inc.	775	52,243
Sterling Check Corp. (a)	944	15,784
TriNet Group, Inc.	950	92,122
TrueBlue, Inc. (a)	925	7,298
Upwork, Inc. (a)	3,774	39,438
		2,044,787
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	4,900	98,294
Vistra Corp.	2,700	320,058
		418,352
Industrial Conglomerates - 0.1%
3M Co.	4,192	573,047
Honeywell International, Inc.	4,854	1,003,370
		1,576,417
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,706	507,945
Linde PLC	3,584	1,709,066
		2,217,011
Industrial Machinery & Supplies & Components - 0.5%
374Water, Inc. (a)	2,496	3,395
3D Systems Corp. (a)	4,025	11,431
Albany International Corp., Class A	929	82,542
Barnes Group, Inc.	1,381	55,806
Chart Industries, Inc. (a)	1,262	156,665
Columbus McKinnon Corp.	871	31,356
Crane Co.	400	63,312
Donaldson Co., Inc.	800	58,960
Dover Corp.	1,074	205,929
Eastern Co.	129	4,186
Energy Recovery, Inc. (a)	1,697	29,511
Enerpac Tool Group Corp.	1,617	67,736
Enpro, Inc.	626	101,525
Esab Corp.	433	46,032
ESCO Technologies, Inc.	771	99,444
Flowserve Corp.	1,200	62,028
Fortive Corp.	2,550	201,271
Franklin Electric Co., Inc.	1,353	141,821
Gates Industrial Corp. PLC (a)	1,500	26,325
Gencor Industries, Inc. (a)	296	6,175
Gorman-Rupp Co.	610	23,760
Graco, Inc.	1,239	108,425
Graham Corp. (a)	282	8,344
Helios Technologies, Inc.	1,009	48,129
Hillenbrand, Inc.	2,089	58,074
Hillman Solutions Corp. (a)	5,844	61,713
Hyster-Yale, Inc.	343	21,873
IDEX Corp.	557	119,477
Illinois Tool Works, Inc.	2,202	577,078
Ingersoll Rand, Inc.	3,121	306,357
ITT, Inc.	600	89,706
John Bean Technologies Corp.	946	93,190
Kadant, Inc.	350	118,300
Kennametal, Inc.	2,356	61,091

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
L.B. Foster Co., Class A (a)	233	$4,760
Lincoln Electric Holdings, Inc.	400	76,808
Mayville Engineering Co., Inc. (a)	342	7,209
Middleby Corp. (a)	410	57,043
Mueller Industries, Inc.	3,331	246,827
Mueller Water Products, Inc., Class A	4,631	100,493
NN, Inc. (a)	1,161	4,528
Nordson Corp.	435	114,244
Omega Flex, Inc.	90	4,493
Otis Worldwide Corp.	3,104	322,630
Parker-Hannifin Corp.	971	613,497
Park-Ohio Holdings Corp.	250	7,675
Pentair PLC	1,200	117,348
Proto Labs, Inc. (a)	744	21,851
RBC Bearings, Inc. (a)	200	59,876
Snap-on, Inc.	425	123,127
SPX Technologies, Inc. (a)	1,341	213,836
Standex International Corp.	346	63,242
Stanley Black & Decker, Inc.	1,087	119,711
Taylor Devices, Inc. (a)	58	2,895
Tennant Co.	564	54,167
Timken Co.	500	42,145
Watts Water Technologies, Inc., Class A	815	168,860
Xylem, Inc.	1,843	248,860
		5,947,092
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	2,000	56,540
EastGroup Properties, Inc.	400	74,728
First Industrial Realty Trust, Inc.	1,000	55,980
Industrial Logistics Properties Trust	1,806	8,596
Innovative Industrial Properties, Inc.	840	113,064
Lineage, Inc.	500	39,190
LXP Industrial Trust	8,654	86,973
Plymouth Industrial REIT, Inc.	1,172	26,487
Prologis, Inc.	6,953	878,025
Rexford Industrial Realty, Inc.	1,548	77,880
STAG Industrial, Inc.	1,200	46,908
Terreno Realty Corp.	2,846	190,198
		1,654,569
Insurance Brokers - 0.2%
Aon PLC, Class A	1,443	499,264
Arthur J Gallagher & Co.	1,607	452,162
Baldwin Insurance Group, Inc. (a)	1,960	97,608
Brown & Brown, Inc.	1,900	196,840
Crawford & Co., Class A	375	4,114
GoHealth, Inc., Class A (a)	137	1,285
Goosehead Insurance, Inc., Class A (a)	668	59,652
Hippo Holdings, Inc. (a)	555	9,368
Marsh & McLennan Cos., Inc.	3,727	831,456
Ryan Specialty Holdings, Inc.	700	46,473
Selectquote, Inc. (a)	4,031	8,747
Willis Towers Watson PLC	724	213,240
		2,420,209
Integrated Oil & Gas - 0.7%
BP PLC	105,676	555,229
Chevron Corp.	12,871	1,895,512
	Number of Shares	Fair Value
Exxon Mobil Corp.	33,608	$3,939,530
Occidental Petroleum Corp.	4,939	254,556
Shell PLC	40,336	1,312,038
		7,956,865
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	54,240	1,193,280
ATN International, Inc.	310	10,025
Consolidated Communications Holdings, Inc. (a)	2,196	10,189
Frontier Communications Parent, Inc. (a)	1,772	62,959
IDT Corp., Class B	463	17,673
Shenandoah Telecommunications Co.	1,488	20,996
Verizon Communications, Inc.	31,872	1,431,372
		2,746,494
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	2,061	295,630
Golden Matrix Group, Inc. (a)	916	2,134
Playstudios, Inc. (a)	2,171	3,278
ROBLOX Corp., Class A (a)	3,927	173,809
Take-Two Interactive Software, Inc. (a)	1,283	197,210
		672,061
Interactive Media & Services - 2.1%
Alphabet, Inc., Class A	44,175	7,326,424
Alphabet, Inc., Class C	36,966	6,180,345
Bumble, Inc., Class A (a)	2,755	17,577
Cargurus, Inc. (a)	2,613	78,468
Cars.com, Inc. (a)	1,934	32,414
EverQuote, Inc., Class A (a)	722	15,227
fuboTV, Inc. (a)	8,652	12,286
Getty Images Holdings, Inc. (a)	2,781	10,596
IAC, Inc. (a)	600	32,292
Match Group, Inc. (a)	2,063	78,064
MediaAlpha, Inc., Class A (a)	888	16,082
Meta Platforms, Inc., Class A	16,456	9,420,073
Nextdoor Holdings, Inc. (a)	4,964	12,311
Outbrain, Inc. (a)	1,092	5,307
Pinterest, Inc., Class A (a)	4,597	148,805
QuinStreet, Inc. (a)	1,566	29,957
Shutterstock, Inc.	751	26,563
System1, Inc. (a)	863	966
TripAdvisor, Inc. (a)	700	10,143
TrueCar, Inc. (a)	2,581	8,904
Trump Media & Technology Group Corp. (a)	500	8,035
Vimeo, Inc. (a)	4,283	21,629
Yelp, Inc. (a)	1,939	68,020
Ziff Davis, Inc. (a)	1,345	65,448
ZipRecruiter, Inc., Class A (a)	2,066	19,627
ZoomInfo Technologies, Inc. (a)	2,000	20,640
		23,666,203
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	1,214	122,553
Applied Digital Corp. (a)	3,497	28,850
Backblaze, Inc., Class A (a)	1,055	6,741
BigCommerce Holdings, Inc. (a)	2,097	12,267
Cloudflare, Inc., Class A (a)	2,385	192,923
Core Scientific, Inc. (a)	5,304	62,905
Couchbase, Inc. (a)	1,126	18,151

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
DigitalOcean Holdings, Inc. (a)	1,943	$78,478
Fastly, Inc., Class A (a)	3,874	29,326
GoDaddy, Inc., Class A (a)	1,100	172,458
MongoDB, Inc. (a)	537	145,178
Okta, Inc. (a)	1,261	93,743
Rackspace Technology, Inc. (a)	1,848	4,528
Snowflake, Inc., Class A (a)	2,408	276,583
Squarespace, Inc., Class A (a)	1,807	83,899
Tucows, Inc., Class A (a)	223	4,659
Twilio, Inc., Class A (a)	1,247	81,329
VeriSign, Inc. (a)	707	134,302
		1,548,873
Investment Banking & Brokerage - 0.4%
B Riley Financial, Inc.	645	3,386
BGC Group, Inc., Class A	10,834	99,456
Charles Schwab Corp.	11,281	731,122
Evercore, Inc., Class A	266	67,388
Goldman Sachs Group, Inc.	2,378	1,177,372
Houlihan Lokey, Inc.	400	63,208
Interactive Brokers Group, Inc., Class A	700	97,552
Jefferies Financial Group, Inc.	1,309	80,569
Lazard, Inc.	900	45,342
LPL Financial Holdings, Inc.	603	140,276
Moelis & Co., Class A	2,111	144,625
Morgan Stanley	8,580	894,379
Perella Weinberg Partners	1,577	30,452
Piper Sandler Cos.	519	147,297
PJT Partners, Inc., Class A	703	93,738
Raymond James Financial, Inc.	1,492	182,710
Robinhood Markets, Inc., Class A (a)	4,661	109,161
Stifel Financial Corp.	700	65,730
StoneX Group, Inc. (a)	815	66,732
Virtu Financial, Inc., Class A	500	15,230
		4,255,725
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	867	75,845
ASGN, Inc. (a)	1,347	125,581
BigBear.ai Holdings, Inc. (a)	3,597	5,252
Cognizant Technology Solutions Corp., Class A	3,802	293,438
DXC Technology Co. (a)	1,200	24,900
EPAM Systems, Inc. (a)	398	79,214
Gartner, Inc. (a)	578	292,907
Globant SA (a)	300	59,442
Grid Dynamics Holdings, Inc. (a)	1,700	23,800
Hackett Group, Inc.	779	20,464
Information Services Group, Inc.	1,048	3,458
International Business Machines Corp.	6,931	1,532,306
Kyndryl Holdings, Inc. (a)	2,059	47,316
Perficient, Inc. (a)	1,033	77,971
Thoughtworks Holding, Inc. (a)	2,833	12,522
Unisys Corp. (a)	2,017	11,457
		2,685,873
Leisure Facilities - 0.0% *
Dave & Buster's Entertainment, Inc. (a)	966	32,892
	Number of Shares	Fair Value
Life Time Group Holdings, Inc. (a)	1,778	$43,419
Planet Fitness, Inc., Class A (a)	600	48,732
Six Flags Entertainment Corp.	2,760	111,256
United Parks & Resorts, Inc. (a)	1,055	53,383
Vail Resorts, Inc.	300	52,287
Xponential Fitness, Inc., Class A (a)	667	8,271
		350,240
Leisure Products - 0.1%
Acushnet Holdings Corp.	862	54,952
AMMO, Inc. (a)	2,501	3,576
BRP, Inc.	208	12,393
Brunswick Corp.	500	41,910
Clarus Corp.	748	3,366
Escalade, Inc.	242	3,405
Funko, Inc., Class A (a)	836	10,216
Hasbro, Inc.	1,000	72,320
JAKKS Pacific, Inc. (a)	205	5,232
Johnson Outdoors, Inc., Class A	133	4,815
Latham Group, Inc. (a)	1,087	7,391
Malibu Boats, Inc., Class A (a)	622	24,140
Marine Products Corp.	321	3,110
MasterCraft Boat Holdings, Inc. (a)	508	9,251
Mattel, Inc. (a)	2,659	50,654
Peloton Interactive, Inc., Class A (a)	10,210	47,783
Polaris, Inc.	400	33,296
Smith & Wesson Brands, Inc.	1,397	18,133
Solo Brands, Inc., Class A (a)	1,145	1,614
Sturm Ruger & Co., Inc.	488	20,340
Topgolf Callaway Brands Corp. (a)	4,218	46,314
Vista Outdoor, Inc. (a)	1,724	67,546
YETI Holdings, Inc. (a)	500	20,515
		562,272
Life & Health Insurance - 0.2%
Aflac, Inc.	4,355	486,890
Brighthouse Financial, Inc. (a)	670	30,170
CNO Financial Group, Inc.	3,132	109,933
F&G Annuities & Life, Inc.	572	25,580
Genworth Financial, Inc. (a)	12,803	87,701
Globe Life, Inc.	700	74,137
Lincoln National Corp.	1,286	40,522
MetLife, Inc.	4,553	375,531
Oscar Health, Inc., Class A (a)	5,800	123,018
Primerica, Inc.	300	79,545
Principal Financial Group, Inc.	1,700	146,030
Prudential Financial, Inc.	2,602	315,102
Unum Group	1,400	83,216
		1,977,375
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc., Class A (a)	800	18,064
Adaptive Biotechnologies Corp. (a)	3,362	17,213
Agilent Technologies, Inc.	2,106	312,699
Akoya Biosciences, Inc. (a)	916	2,492
Avantor, Inc. (a)	4,993	129,169
Azenta, Inc. (a)	400	19,376

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
BioLife Solutions, Inc. (a)	1,084	$27,143
Bio-Rad Laboratories, Inc., Class A (a)	161	53,867
Bio-Techne Corp.	1,162	92,879
Bruker Corp.	761	52,555
Charles River Laboratories International, Inc. (a)	428	84,303
ChromaDex Corp. (a)	1,238	4,519
Codexis, Inc. (a)	2,035	6,268
CryoPort, Inc. (a)	1,363	11,054
Cytek Biosciences, Inc. (a)	3,699	20,492
Danaher Corp.	4,911	1,365,356
Fortrea Holdings, Inc. (a)	587	11,740
Harvard Bioscience, Inc. (a)	984	2,647
Illumina, Inc. (a)	1,172	152,841
IQVIA Holdings, Inc. (a)	1,319	312,563
Lifecore Biomedical, Inc. (a)	672	3,313
Maravai LifeSciences Holdings, Inc., Class A (a)	3,310	27,506
MaxCyte, Inc. (a)	2,964	11,530
Medpace Holdings, Inc. (a)	213	71,099
Mesa Laboratories, Inc.	160	20,778
Mettler-Toledo International, Inc. (a)	158	236,953
Nautilus Biotechnology, Inc. (a)	1,137	3,240
OmniAb, Inc. (a)(e)	2,860	12,098
OmniAb, Inc. (a)(d)(e)	394	—
Pacific Biosciences of California, Inc. (a)	7,707	13,102
Qiagen NV (a)	3,109	141,080
Quanterix Corp. (a)	1,083	14,036
Quantum-Si, Inc. (a)	2,978	2,627
Repligen Corp. (a)	406	60,421
Revvity, Inc.	960	122,640
Sotera Health Co. (a)	1,300	21,710
Standard BioTools, Inc. (a)	8,772	16,930
Thermo Fisher Scientific, Inc.	2,851	1,763,543
Waters Corp. (a)	452	162,670
West Pharmaceutical Services, Inc.	515	154,582
		5,557,098
Managed Healthcare - 0.5%
Alignment Healthcare, Inc. (a)	3,003	35,495
Centene Corp. (a)	4,126	310,605
Elevance Health, Inc.	1,759	914,680
HealthEquity, Inc. (a)	2,522	206,426
Humana, Inc.	877	277,781
Molina Healthcare, Inc. (a)	439	151,262
Progyny, Inc. (a)	2,511	42,084
UnitedHealth Group, Inc.	6,920	4,045,986
		5,984,319
Marine Transportation - 0.0% *
Genco Shipping & Trading Ltd.	1,295	25,252
Kirby Corp. (a)	400	48,972
Matson, Inc.	1,016	144,902
Pangaea Logistics Solutions Ltd.	1,050	7,592
		226,718
Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	464	74,328
Ardagh Metal Packaging SA	4,113	15,506
Ball Corp.	2,492	169,232
Berry Global Group, Inc.	918	62,406
Crown Holdings, Inc.	947	90,798
	Number of Shares	Fair Value
Greif, Inc., Class A	756	$47,371
Greif, Inc., Class B	156	10,893
Myers Industries, Inc.	1,106	15,285
O-I Glass, Inc. (a)	4,607	60,444
Silgan Holdings, Inc.	523	27,457
TriMas Corp.	1,188	30,330
		604,050
Mortgage REITs - 0.1%
AFC Gamma, Inc.	431	4,400
AG Mortgage Investment Trust, Inc.	755	5,670
AGNC Investment Corp.	4,789	50,093
Angel Oak Mortgage REIT, Inc.	437	4,558
Annaly Capital Management, Inc.	3,775	75,764
Apollo Commercial Real Estate Finance, Inc.	4,326	39,756
Arbor Realty Trust, Inc.	5,453	84,849
ARES Commercial Real Estate Corp.	1,530	10,710
ARMOUR Residential REIT, Inc.	1,459	29,764
Blackstone Mortgage Trust, Inc., Class A	5,173	98,339
BrightSpire Capital, Inc.	3,940	22,064
Chicago Atlantic Real Estate Finance, Inc.	502	7,786
Chimera Investment Corp.	2,433	38,514
Claros Mortgage Trust, Inc.	2,504	18,755
Dynex Capital, Inc.	2,212	28,225
Ellington Financial, Inc.	2,486	32,045
Franklin BSP Realty Trust, Inc.	2,398	31,318
Granite Point Mortgage Trust, Inc.	1,381	4,378
Invesco Mortgage Capital, Inc.	1,500	14,085
KKR Real Estate Finance Trust, Inc.	1,748	21,588
Ladder Capital Corp.	3,437	39,869
MFA Financial, Inc.	3,044	38,720
New York Mortgage Trust, Inc.	2,699	17,085
Nexpoint Real Estate Finance, Inc.	283	4,423
Orchid Island Capital, Inc.	2,129	17,500
PennyMac Mortgage Investment Trust	2,625	37,432
Ready Capital Corp.	4,900	37,387
Redwood Trust, Inc.	4,040	31,229
Rithm Capital Corp.	3,000	34,050
Seven Hills Realty Trust	326	4,489
Starwood Property Trust, Inc.	2,000	40,760
Sunrise Realty Trust, Inc.	168	2,418
TPG RE Finance Trust, Inc.	1,634	13,938
Two Harbors Investment Corp.	3,146	43,666
		985,627
Motorcycle Manufacturers - 0.0% *
Harley-Davidson, Inc.	900	34,677
Movies & Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	10,067	45,805
Atlanta Braves Holdings, Inc., Class A (a)	308	12,982
Atlanta Braves Holdings, Inc., Class C (a)	1,492	59,382
Cinemark Holdings, Inc. (a)	3,287	91,510
Eventbrite, Inc., Class A (a)	2,370	6,470
IMAX Corp. (a)	1,251	25,658

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Liberty Media Corp.-Liberty Formula One, Class A (a)	300	$21,459
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,499	116,068
Liberty Media Corp.-Liberty Live, Class C (a)	473	24,279
Lions Gate Entertainment Corp., Class A (a)	1,866	14,611
Lions Gate Entertainment Corp., Class B (a)	3,652	25,272
Live Nation Entertainment, Inc. (a)	1,128	123,505
LiveOne, Inc. (a)	2,779	2,637
Madison Square Garden Entertainment Corp. (a)	1,155	49,122
Madison Square Garden Sports Corp. (a)	100	20,826
Marcus Corp.	729	10,986
Netflix, Inc. (a)	3,197	2,267,536
Reservoir Media, Inc. (a)	480	3,893
Roku, Inc. (a)	884	65,999
Sphere Entertainment Co. (a)	790	34,902
Spotify Technology SA (a)	1,095	403,540
TKO Group Holdings, Inc. (a)	651	80,535
Vivid Seats, Inc., Class A (a)	2,289	8,469
Walt Disney Co.	13,633	1,311,358
Warner Bros Discovery, Inc. (a)	18,946	156,305
		4,983,109
Multi-Family Residential REITs - 0.1%
Apartment Investment & Management Co., Class A (a)	4,186	37,841
AvalonBay Communities, Inc.	1,105	248,901
BRT Apartments Corp.	323	5,678
Camden Property Trust	738	91,165
Centerspace	437	30,795
Clipper Realty, Inc.	311	1,773
Elme Communities	2,668	46,930
Equity Residential	2,712	201,936
Essex Property Trust, Inc.	504	148,892
Independence Realty Trust, Inc.	6,751	138,396
Mid-America Apartment Communities, Inc.	924	146,824
NexPoint Residential Trust, Inc.	693	30,499
UDR, Inc.	2,447	110,947
Veris Residential, Inc.	2,311	41,274
		1,281,851
Multi-Line Insurance - 0.0% *
American International Group, Inc.	4,875	356,996
Horace Mann Educators Corp.	1,246	43,548
		400,544
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)	13,707	6,308,784
Cannae Holdings, Inc.	1,697	32,345
Compass Diversified Holdings	2,022	44,747
		6,385,876
Multi-Utilities - 0.2%
Ameren Corp.	1,951	170,635
Avista Corp.	2,332	90,365
Black Hills Corp.	2,048	125,174
	Number of Shares	Fair Value
CenterPoint Energy, Inc.	5,037	$148,189
CMS Energy Corp.	2,400	169,512
Consolidated Edison, Inc.	2,639	274,799
Dominion Energy, Inc.	6,442	372,283
DTE Energy Co.	1,484	190,560
NiSource, Inc.	3,113	107,865
Northwestern Energy Group, Inc.	1,838	105,170
Public Service Enterprise Group, Inc.	3,799	338,909
Sempra	4,878	407,947
Unitil Corp.	489	29,624
WEC Energy Group, Inc.	2,274	218,713
		2,749,745
Office REITs - 0.1%
Brandywine Realty Trust	5,208	28,332
BXP, Inc.	1,100	88,506
City Office REIT, Inc.	1,117	6,523
COPT Defense Properties	3,356	101,787
Cousins Properties, Inc.	900	26,532
Douglas Emmett, Inc.	4,782	84,020
Easterly Government Properties, Inc.	2,937	39,884
Equity Commonwealth (a)	3,145	62,586
Franklin Street Properties Corp.	2,474	4,379
Highwoods Properties, Inc.	600	20,106
Hudson Pacific Properties, Inc.	4,201	20,081
JBG SMITH Properties	2,484	43,420
Kilroy Realty Corp.	822	31,811
NET Lease Office Properties	421	12,891
Orion Office REIT, Inc.	1,632	6,528
Paramount Group, Inc.	5,679	27,941
Peakstone Realty Trust	1,124	15,320
Piedmont Office Realty Trust, Inc., Class A	3,672	37,087
Postal Realty Trust, Inc., Class A	648	9,487
SL Green Realty Corp.	1,944	135,322
Vornado Realty Trust	1,300	51,220
		853,763
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	2,847	15,573
CompX International, Inc.	19	555
HNI Corp.	1,390	74,838
Interface, Inc.	1,706	32,363
MillerKnoll, Inc.	2,074	51,352
MSA Safety, Inc.	300	53,202
NL Industries, Inc.	196	1,456
Pitney Bowes, Inc.	4,835	34,474
Steelcase, Inc., Class A	2,799	37,758
Virco Mfg. Corp.	328	4,530
		306,101
Oil & Gas Drilling - 0.0% *
Helmerich & Payne, Inc.	2,882	87,670
Nabors Industries Ltd. (a)	278	17,923
Noble Corp. PLC	4,106	148,391
Patterson-UTI Energy, Inc.	11,573	88,533
Transocean Ltd. (a)	21,767	92,510
Valaris Ltd. (a)	1,874	104,476
		539,503

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	4,963	$100,451
Atlas Energy Solutions, Inc.	2,057	44,843
Baker Hughes Co.	7,733	279,548
Bristow Group, Inc. (a)	736	25,532
Cactus, Inc., Class A	1,955	116,655
ChampionX Corp.	5,680	171,252
Core Laboratories, Inc.	1,412	26,164
DMC Global, Inc. (a)	587	7,619
Drilling Tools International Corp. (a)	363	1,354
Expro Group Holdings NV (a)	2,816	48,351
Forum Energy Technologies, Inc. (a)	306	4,731
Geospace Technologies Corp. (a)	374	3,867
Halliburton Co.	6,882	199,922
Helix Energy Solutions Group, Inc. (a)	4,383	48,651
Innovex International, Inc. (a)	1,032	15,150
Kodiak Gas Services, Inc.	580	16,820
Liberty Energy, Inc.	4,814	91,899
Mammoth Energy Services, Inc. (a)	972	3,975
Natural Gas Services Group, Inc. (a)	284	5,427
Newpark Resources, Inc. (a)	2,390	16,563
NOV, Inc.	2,900	46,313
Oceaneering International, Inc. (a)	3,008	74,809
Oil States International, Inc. (a)	1,821	8,377
ProFrac Holding Corp., Class A (a)	625	4,244
ProPetro Holding Corp. (a)	2,636	20,192
Ranger Energy Services, Inc.	466	5,550
RPC, Inc.	2,660	16,918
Schlumberger NV	10,850	455,157
SEACOR Marine Holdings, Inc. (a)	721	6,958
Select Water Solutions, Inc.	2,742	30,518
Solaris Energy Infrastructure, Inc.	691	8,817
Tenaris SA	3,129	49,361
TETRA Technologies, Inc. (a)	3,906	12,109
Tidewater, Inc. (a)	1,457	104,598
Weatherford International PLC	600	50,952
		2,123,647
Oil & Gas Exploration & Production - 0.4%
Amplify Energy Corp. (a)	1,078	7,039
Antero Resources Corp. (a)	2,100	60,165
APA Corp.	2,800	68,488
Berry Corp.	2,365	12,156
California Resources Corp.	2,057	107,931
Chesapeake Energy Corp.	900	74,025
Chord Energy Corp.	500	65,115
Civitas Resources, Inc.	900	45,603
CNX Resources Corp. (a)	4,397	143,210
Comstock Resources, Inc.	2,842	31,632
ConocoPhillips	8,872	934,044
Coterra Energy, Inc.	5,527	132,372
Crescent Energy Co., Class A	4,075	44,621
Devon Energy Corp.	4,829	188,911
Diamondback Energy, Inc.	1,331	229,464
Diversified Energy Co. PLC	1,451	16,512
Empire Petroleum Corp. (a)	548	2,877
EOG Resources, Inc.	4,381	538,556
	Number of Shares	Fair Value
EQT Corp.	4,602	$168,617
Evolution Petroleum Corp.	771	4,094
Granite Ridge Resources, Inc.	1,530	9,088
Gulfport Energy Corp. (a)	385	58,270
Hess Corp.	2,113	286,945
HighPeak Energy, Inc.	488	6,774
Magnolia Oil & Gas Corp., Class A	5,172	126,300
Marathon Oil Corp.	4,487	119,489
Matador Resources Co.	1,000	49,420
Murphy Oil Corp.	4,337	146,330
Northern Oil & Gas, Inc.	2,960	104,814
Ovintiv, Inc.	1,900	72,789
Permian Resources Corp.	5,100	69,411
PrimeEnergy Resources Corp. (a)	26	3,583
Range Resources Corp.	1,500	46,140
Riley Exploration Permian, Inc.	373	9,881
Ring Energy, Inc. (a)	4,878	7,805
Sable Offshore Corp. (a)	1,507	35,611
SandRidge Energy, Inc.	983	12,022
Sitio Royalties Corp., Class A	2,401	50,037
SM Energy Co.	3,420	136,697
Southwestern Energy Co. (a)	6,900	49,059
Talos Energy, Inc. (a)	4,401	45,550
Texas Pacific Land Corp.	137	121,209
VAALCO Energy, Inc.	3,203	18,385
Viper Energy, Inc.	500	22,555
Vital Energy, Inc. (a)	864	23,242
Vitesse Energy, Inc.	760	18,255
W&T Offshore, Inc.	2,898	6,231
		4,531,324
Oil & Gas Refining & Marketing - 0.1%
Aemetis, Inc. (a)	1,456	3,349
Clean Energy Fuels Corp. (a)	5,197	16,163
CVR Energy, Inc.	1,055	24,297
Delek U.S. Holdings, Inc.	1,919	35,981
FutureFuel Corp.	626	3,599
Green Plains, Inc. (a)	1,917	25,956
HF Sinclair Corp.	1,200	53,484
Marathon Petroleum Corp.	2,668	434,644
Par Pacific Holdings, Inc. (a)	1,663	29,269
PBF Energy, Inc., Class A	3,100	95,945
Phillips 66 Co.	3,191	419,457
REX American Resources Corp. (a)	474	21,941
Valero Energy Corp.	2,286	308,679
World Kinect Corp.	1,741	53,814
		1,526,578
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	2,500	37,625
Cheniere Energy, Inc.	1,679	301,951
DHT Holdings, Inc.	4,098	45,201
Dorian LPG Ltd.	1,048	36,072
DT Midstream, Inc.	750	58,995
Excelerate Energy, Inc., Class A	543	11,951
International Seaways, Inc.	1,201	61,924
Kinder Morgan, Inc.	14,917	329,517
Kinetik Holdings, Inc.	1,138	51,506
New Fortress Energy, Inc.	300	2,727
NextDecade Corp. (a)	3,468	16,334
Nordic American Tankers Ltd.	6,295	23,103
ONEOK, Inc.	4,455	405,984

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Targa Resources Corp.	1,647	$243,773
Williams Cos., Inc.	8,937	407,974
		2,034,637
Other Specialized REITs - 0.1%
EPR Properties	700	34,328
Farmland Partners, Inc.	1,382	14,442
Four Corners Property Trust, Inc.	2,719	79,694
Gaming & Leisure Properties, Inc.	1,911	98,321
Gladstone Land Corp.	1,029	14,303
Iron Mountain, Inc.	2,100	249,543
Lamar Advertising Co., Class A	700	93,520
Outfront Media, Inc.	4,381	80,523
Safehold, Inc.	1,562	40,971
Uniti Group, Inc.	7,292	41,127
VICI Properties, Inc.	8,059	268,445
		1,015,217
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	769	6,098
Academy Sports & Outdoors, Inc.	2,101	122,614
BARK, Inc. (a)	3,870	6,308
Bath & Body Works, Inc.	1,698	54,200
Build-A-Bear Workshop, Inc.	395	13,576
Dick's Sporting Goods, Inc.	387	80,767
Five Below, Inc. (a)	400	35,340
Leslie's, Inc. (a)	5,466	17,273
MarineMax, Inc. (a)	642	22,643
National Vision Holdings, Inc. (a)	2,402	26,206
ODP Corp. (a)	1,039	30,910
Petco Health & Wellness Co., Inc. (a)	2,655	12,080
Sally Beauty Holdings, Inc. (a)	3,064	41,579
Signet Jewelers Ltd.	1,273	131,297
Tractor Supply Co.	803	233,617
Ulta Beauty, Inc. (a)	341	132,690
Warby Parker, Inc., Class A (a)	2,642	43,144
Winmark Corp.	85	32,549
		1,042,891
Packaged Foods & Meats - 0.4%
B&G Foods, Inc.	2,312	20,531
Beyond Meat, Inc. (a)	1,811	12,279
BRC, Inc., Class A (a)	1,589	5,434
Calavo Growers, Inc.	497	14,179
Cal-Maine Foods, Inc.	1,221	91,380
Campbell Soup Co.	1,400	68,488
Conagra Brands, Inc.	3,500	113,820
Dole PLC	2,257	36,767
Flowers Foods, Inc.	1,400	32,298
Freshpet, Inc. (a)	300	41,031
General Mills, Inc.	4,330	319,770
Hain Celestial Group, Inc. (a)	2,719	23,465
Hershey Co.	1,094	209,807
Hormel Foods Corp.	2,178	69,043
J&J Snack Foods Corp.	454	78,142
J.M. Smucker Co.	721	87,313
JBS SA	11,000	63,890
John B Sanfilippo & Son, Inc.	275	25,935
Kellanova	1,895	152,945
Kraft Heinz Co.	6,929	243,277
	Number of Shares	Fair Value
Lamb Weston Holdings, Inc.	1,086	$70,308
Lancaster Colony Corp.	584	103,117
Lifeway Foods, Inc. (a)	174	4,510
Mama's Creations, Inc. (a)	890	6,497
McCormick & Co., Inc.	1,977	162,707
Mission Produce, Inc. (a)	1,232	15,794
Mondelez International, Inc., Class A	10,159	748,413
Nestle SA	16,774	1,689,430
Pilgrim's Pride Corp. (a)	303	13,953
Post Holdings, Inc. (a)	400	46,300
Seaboard Corp.	1	3,137
Seneca Foods Corp., Class A (a)	145	9,038
Simply Good Foods Co. (a)	2,719	94,540
TreeHouse Foods, Inc. (a)	1,422	59,696
Tyson Foods, Inc., Class A	2,071	123,349
Utz Brands, Inc.	1,911	33,825
Vital Farms, Inc. (a)	985	34,544
Westrock Coffee Co. (a)	1,120	7,280
WK Kellogg Co.	1,974	33,775
		4,970,007
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	10,700	121,231
Avery Dennison Corp.	642	141,728
Graphic Packaging Holding Co.	2,300	68,057
International Paper Co.	2,723	133,019
Packaging Corp. of America	683	147,118
Pactiv Evergreen, Inc.	1,253	14,422
Ranpak Holdings Corp. (a)	1,296	8,463
Sealed Air Corp.	1,005	36,481
Smurfit WestRock PLC	3,900	192,738
Sonoco Products Co.	700	38,241
		901,498
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	501	14,298
Sylvamo Corp.	1,042	89,456
		103,754
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,021	46,159
Allegiant Travel Co.	461	25,383
American Airlines Group, Inc. (a)	4,800	53,952
Blade Air Mobility, Inc. (a)	1,615	4,748
Delta Air Lines, Inc.	4,948	251,309
Frontier Group Holdings, Inc. (a)	1,071	5,730
JetBlue Airways Corp. (a)	9,317	61,120
Joby Aviation, Inc. (a)	11,875	59,731
SkyWest, Inc. (a)	1,180	100,324
Southwest Airlines Co.	4,362	129,246
Spirit Airlines, Inc.	3,362	8,069
Sun Country Airlines Holdings, Inc. (a)	1,114	12,488
United Airlines Holdings, Inc. (a)	2,366	135,004
Wheels Up Experience, Inc. (a)	2,713	6,565
		899,828
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc.	200	17,518
Hertz Global Holdings, Inc. (a)	3,484	11,497

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Lyft, Inc., Class A (a)	3,415	$43,541
Uber Technologies, Inc. (a)	14,959	1,124,319
		1,196,875
Personal Care Products - 0.1%
Beauty Health Co. (a)	2,040	2,937
BellRing Brands, Inc. (a)	800	48,576
Coty, Inc., Class A (a)	2,800	26,292
Edgewell Personal Care Co.	1,463	53,165
elf Beauty, Inc. (a)	400	43,612
Estee Lauder Cos., Inc., Class A	1,766	176,052
Haleon PLC	46,572	245,442
Herbalife Ltd. (a)	2,972	21,369
Honest Co., Inc. (a)	2,175	7,765
Inter Parfums, Inc.	539	69,790
Kenvue, Inc.	14,774	341,723
Medifast, Inc. (a)	286	5,474
Nature's Sunshine Products, Inc. (a)	369	5,026
Nu Skin Enterprises, Inc., Class A	1,517	11,180
Olaplex Holdings, Inc. (a)	3,784	8,892
USANA Health Sciences, Inc. (a)	352	13,348
Veru, Inc. (a)	3,928	3,021
Waldencast PLC, Class A (a)	550	2,002
		1,085,666
Pharmaceuticals - 1.6%
Alimera Sciences, Inc. (a)	852	34
Alto Neuroscience, Inc. (a)	635	7,264
Alumis, Inc. (a)	394	4,208
Amneal Pharmaceuticals, Inc. (a)	4,801	39,944
Amphastar Pharmaceuticals, Inc. (a)	1,144	55,518
ANI Pharmaceuticals, Inc. (a)	558	33,290
Aquestive Therapeutics, Inc. (a)	2,003	9,975
Arvinas, Inc. (a)	1,910	47,043
Atea Pharmaceuticals, Inc. (a)	2,212	7,410
Avadel Pharmaceuticals PLC (a)	2,802	36,748
Axsome Therapeutics, Inc. (a)	1,085	97,509
Biote Corp., Class A (a)	892	4,977
Bristol-Myers Squibb Co.	15,439	798,814
Cassava Sciences, Inc. (a)	1,230	36,199
Catalent, Inc. (a)	1,329	80,498
Collegium Pharmaceutical, Inc. (a)	953	36,824
Contineum Therapeutics, Inc., Class A (a)	168	3,216
Corcept Therapeutics, Inc. (a)	2,407	111,396
CorMedix, Inc. (a)	1,632	13,187
Edgewise Therapeutics, Inc. (a)	2,203	58,798
Elanco Animal Health, Inc. (a)	3,582	52,620
Eli Lilly & Co.	6,013	5,327,157
Enliven Therapeutics, Inc. (a)	1,053	26,894
Esperion Therapeutics, Inc. (a)	5,307	8,757
Evolus, Inc. (a)	1,603	25,969
EyePoint Pharmaceuticals, Inc. (a)	1,420	11,346
Fulcrum Therapeutics, Inc. (a)	1,780	6,355
GSK PLC	26,501	539,072
Harmony Biosciences Holdings, Inc. (a)	885	35,400
	Number of Shares	Fair Value
Harrow, Inc. (a)	913	$41,048
Innoviva, Inc. (a)	1,621	31,302
Intra-Cellular Therapies, Inc. (a)	700	51,219
Jazz Pharmaceuticals PLC (a)	400	44,564
Johnson & Johnson	18,102	2,933,610
Ligand Pharmaceuticals, Inc. (a)	506	50,646
Liquidia Corp. (a)	1,666	16,660
Longboard Pharmaceuticals, Inc. (a)	951	31,697
Merck & Co., Inc.	18,943	2,151,167
Mind Medicine MindMed, Inc. (a)	2,065	11,750
Nektar Therapeutics (a)	4,744	6,167
Neumora Therapeutics, Inc. (a)	2,527	33,382
Nuvation Bio, Inc. (a)	5,131	11,750
Ocular Therapeutix, Inc. (a)	4,701	40,899
Omeros Corp. (a)	1,489	5,911
Organon & Co.	1,890	36,156
Pacira BioSciences, Inc. (a)	1,343	20,212
Perrigo Co. PLC	1,000	26,230
Pfizer, Inc.	42,215	1,221,702
Phathom Pharmaceuticals, Inc. (a)	1,055	19,074
Phibro Animal Health Corp., Class A	599	13,489
Pliant Therapeutics, Inc. (a)	1,738	19,483
Prestige Consumer Healthcare, Inc. (a)	1,477	106,492
Rapport Therapeutics, Inc. (a)	276	5,652
Revance Therapeutics, Inc. (a)	3,254	16,888
Roche Holding AG	4,711	1,515,998
Royalty Pharma PLC, Class A	2,700	76,383
Sanofi SA	7,292	837,425
scPharmaceuticals, Inc. (a)	687	3,133
SIGA Technologies, Inc.	1,410	9,517
Supernus Pharmaceuticals, Inc. (a)	1,523	47,487
Tarsus Pharmaceuticals, Inc. (a)	1,106	36,376
Terns Pharmaceuticals, Inc. (a)	1,620	13,511
Theravance Biopharma, Inc. (a)	1,121	9,035
Third Harmonic Bio, Inc. (a)	586	7,940
Trevi Therapeutics, Inc. (a)	1,451	4,846
Ventyx Biosciences, Inc. (a)	2,038	4,443
Verrica Pharmaceuticals, Inc. (a)	727	1,054
Viatris, Inc.	8,900	103,329
WaVe Life Sciences Ltd. (a)	2,189	17,950
Xeris Biopharma Holdings, Inc. (a)	4,267	12,161
Zevra Therapeutics, Inc. (a)	1,162	8,064
Zoetis, Inc.	3,492	682,267
		17,854,491
Property & Casualty Insurance - 0.5%
Allstate Corp.	1,991	377,593
Ambac Financial Group, Inc. (a)	1,338	14,999
American Coastal Insurance Corp., Class C (a)	719	8,103
American Financial Group, Inc.	481	64,743
AMERISAFE, Inc.	585	28,273
Arch Capital Group Ltd. (a)	2,800	313,264
Assurant, Inc.	336	66,817

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Assured Guaranty Ltd.	400	$31,808
Axis Capital Holdings Ltd.	600	47,766
Bowhead Specialty Holdings, Inc. (a)	215	6,022
Chubb Ltd.	2,980	859,402
Cincinnati Financial Corp.	1,165	158,580
Donegal Group, Inc., Class A	446	6,574
Employers Holdings, Inc.	741	35,546
Fidelity National Financial, Inc.	1,900	117,914
First American Financial Corp.	800	52,808
Hanover Insurance Group, Inc.	300	44,433
Hartford Financial Services Group, Inc.	2,150	252,861
HCI Group, Inc.	236	25,266
Heritage Insurance Holdings, Inc. (a)	736	9,009
Investors Title Co.	46	10,571
James River Group Holdings Ltd.	839	5,260
Kemper Corp.	600	36,750
Kinsale Capital Group, Inc.	137	63,783
Lemonade, Inc. (a)	1,555	25,642
Loews Corp.	1,200	94,860
Markel Group, Inc. (a)	101	158,427
MBIA, Inc. (a)	1,299	4,637
Mercury General Corp.	812	51,140
NI Holdings, Inc. (a)	294	4,610
Old Republic International Corp.	1,710	60,568
Palomar Holdings, Inc. (a)	724	68,541
ProAssurance Corp. (a)	1,557	23,417
Progressive Corp.	4,367	1,108,170
RLI Corp.	300	46,494
Root, Inc., Class A (a)	242	9,143
Safety Insurance Group, Inc.	444	36,310
Selective Insurance Group, Inc.	1,811	168,966
Skyward Specialty Insurance Group, Inc. (a)	1,125	45,821
Stewart Information Services Corp.	805	60,166
Tiptree, Inc.	732	14,325
Travelers Cos., Inc.	1,691	395,897
Trupanion, Inc. (a)	993	41,686
United Fire Group, Inc.	649	13,584
Universal Insurance Holdings, Inc.	750	16,620
W.R. Berkley Corp.	2,446	138,762
White Mountains Insurance Group Ltd.	24	40,709
		5,266,640
Publishing - 0.0% *
Gannett Co., Inc. (a)	4,375	24,588
John Wiley & Sons, Inc., Class A	1,072	51,724
New York Times Co., Class A	1,201	66,860
News Corp., Class A	2,594	69,078
News Corp., Class B	871	24,344
Scholastic Corp.	682	21,831
		258,425
Rail Transportation - 0.2%
CSX Corp.	14,884	513,945
FTAI Infrastructure, Inc.	3,028	28,342
Norfolk Southern Corp.	1,738	431,893
	Number of Shares	Fair Value
Union Pacific Corp.	4,528	$1,116,061
		2,090,241
Real Estate Development - 0.0% *
Forestar Group, Inc. (a)	566	18,321
Howard Hughes Holdings, Inc. (a)	100	7,743
Maui Land & Pineapple Co., Inc. (a)	193	4,333
Star Holdings (a)	359	4,968
Stratus Properties, Inc. (a)	137	3,561
		38,926
Real Estate Operating Companies - 0.0% *
DigitalBridge Group, Inc.	4,727	66,793
FRP Holdings, Inc. (a)	404	12,063
Kennedy-Wilson Holdings, Inc.	3,344	36,951
Seaport Entertainment Group, Inc. (a)	11	302
Transcontinental Realty Investors, Inc. (a)	12	345
		116,454
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	2,770	14,072
CBRE Group, Inc., Class A (a)	2,182	271,615
Compass, Inc., Class A (a)	11,074	67,662
CoStar Group, Inc. (a)	3,028	228,432
Cushman & Wakefield PLC (a)	6,819	92,943
eXp World Holdings, Inc.	2,441	34,394
Jones Lang LaSalle, Inc. (a)	300	80,943
Marcus & Millichap, Inc.	685	27,147
Newmark Group, Inc., Class A	3,983	61,856
Offerpad Solutions, Inc. (a)	493	2,002
Opendoor Technologies, Inc. (a)	18,809	37,618
RE/MAX Holdings, Inc., Class A (a)	596	7,420
Redfin Corp. (a)	3,487	43,692
Zillow Group, Inc., Class A (a)	400	24,772
Zillow Group, Inc., Class C (a)	1,000	63,850
		1,058,418
Regional Banks - 0.9%
1st Source Corp.	553	33,114
ACNB Corp.	229	10,000
Amalgamated Financial Corp.	543	17,034
Amerant Bancorp, Inc.	884	18,891
Ameris Bancorp	1,964	122,534
Ames National Corp.	225	4,102
Arrow Financial Corp.	510	14,617
Associated Banc-Corp.	4,462	96,112
Atlantic Union Bankshares Corp.	2,666	100,428
Axos Financial, Inc. (a)	1,630	102,494
Banc of California, Inc.	4,133	60,879
BancFirst Corp.	589	61,992
Bancorp, Inc. (a)	1,480	79,180
Bank First Corp.	286	25,940
Bank of Hawaii Corp.	1,163	73,002
Bank of Marin Bancorp	484	9,724
Bank OZK	800	34,392
Bank7 Corp.	130	4,871
BankUnited, Inc.	2,219	80,860
Bankwell Financial Group, Inc.	194	5,810
Banner Corp.	1,021	60,811
Bar Harbor Bankshares	455	14,032

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
BayCom Corp.	284	$6,736
BCB Bancorp, Inc.	416	5,133
Berkshire Hills Bancorp, Inc.	1,311	35,305
Blue Foundry Bancorp (a)	595	6,099
BOK Financial Corp.	100	10,462
Bridgewater Bancshares, Inc. (a)	597	8,460
Brookline Bancorp, Inc.	2,666	26,900
Burke & Herbert Financial Services Corp.	377	22,993
Business First Bancshares, Inc.	743	19,073
Byline Bancorp, Inc.	932	24,950
Cadence Bank	5,424	172,754
California BanCorp (a)	679	10,042
Camden National Corp.	439	18,139
Capital Bancorp, Inc.	245	6,299
Capital City Bank Group, Inc.	400	14,116
Capitol Federal Financial, Inc.	3,817	22,291
Carter Bankshares, Inc. (a)	655	11,390
Cathay General Bancorp	2,073	89,035
Central Pacific Financial Corp.	826	24,375
Chemung Financial Corp.	90	4,322
ChoiceOne Financial Services, Inc.	202	6,244
Citizens & Northern Corp.	425	8,368
Citizens Financial Group, Inc.	3,352	137,667
Citizens Financial Services, Inc.	120	7,050
City Holding Co.	436	51,182
Civista Bancshares, Inc.	453	8,072
CNB Financial Corp.	626	15,062
Coastal Financial Corp. (a)	332	17,925
Colony Bankcorp, Inc.	441	6,844
Columbia Banking System, Inc.	1,393	36,371
Columbia Financial, Inc. (a)	776	13,246
Commerce Bancshares, Inc.	879	52,213
Community Financial System, Inc.	1,559	90,531
Community Trust Bancorp, Inc.	472	23,440
Community West Bancshares	514	9,900
ConnectOne Bancorp, Inc.	1,114	27,906
CrossFirst Bankshares, Inc. (a)	1,367	22,815
Cullen/Frost Bankers, Inc.	400	44,744
Customers Bancorp, Inc. (a)	901	41,851
CVB Financial Corp.	3,919	69,837
Dime Community Bancshares, Inc.	1,061	30,557
Eagle Bancorp, Inc.	878	19,825
East West Bancorp, Inc.	893	73,887
Eastern Bankshares, Inc.	5,747	94,193
Enterprise Bancorp, Inc.	266	8,501
Enterprise Financial Services Corp.	1,101	56,437
Equity Bancshares, Inc., Class A	427	17,456
Esquire Financial Holdings, Inc.	209	13,629
ESSA Bancorp, Inc.	210	4,036
Farmers & Merchants Bancorp, Inc.	384	10,618
Farmers National Banc Corp.	1,120	16,934
FB Financial Corp.	1,057	49,605
Fidelity D&D Bancorp, Inc.	140	6,908
Financial Institutions, Inc.	459	11,691
First Bancorp, Inc.	291	7,659
	Number of Shares	Fair Value
First Bancorp/Southern Pines NC	1,191	$49,534
First Bancshares, Inc.	905	29,078
First Bank	631	9,591
First Busey Corp.	1,616	42,048
First Business Financial Services, Inc.	218	9,939
First Commonwealth Financial Corp.	3,008	51,587
First Community Bankshares, Inc.	495	21,359
First Financial Bancorp	2,795	70,518
First Financial Bankshares, Inc.	3,888	143,895
First Financial Corp.	351	15,391
First Financial Northwest, Inc.	176	3,964
First Foundation, Inc.	1,569	9,791
First Hawaiian, Inc.	1,200	27,780
First Horizon Corp.	4,700	72,991
First Internet Bancorp	221	7,571
First Interstate BancSystem, Inc., Class A	2,319	71,147
First Merchants Corp.	1,724	64,133
First Mid Bancshares, Inc.	701	27,276
First of Long Island Corp.	628	8,082
First Western Financial, Inc. (a)	219	4,380
Five Star Bancorp	461	13,706
Flushing Financial Corp.	847	12,349
FNB Corp.	2,600	36,686
FS Bancorp, Inc.	197	8,765
Fulton Financial Corp.	5,324	96,524
FVCBankcorp, Inc. (a)	425	5,546
German American Bancorp, Inc.	848	32,860
Glacier Bancorp, Inc.	3,390	154,923
Great Southern Bancorp, Inc.	273	15,646
Greene County Bancorp, Inc.	208	6,427
Guaranty Bancshares, Inc.	216	7,426
Hancock Whitney Corp.	2,580	132,019
Hanmi Financial Corp.	940	17,484
HarborOne Bancorp, Inc.	1,140	14,797
HBT Financial, Inc.	349	7,636
Heartland Financial USA, Inc.	1,255	71,159
Heritage Commerce Corp.	1,830	18,080
Heritage Financial Corp.	1,051	22,880
Hilltop Holdings, Inc.	1,414	45,474
Hingham Institution For Savings	47	11,436
Home Bancorp, Inc.	195	8,693
Home BancShares, Inc.	5,608	151,921
HomeStreet, Inc.	536	8,447
HomeTrust Bancshares, Inc.	448	15,268
Hope Bancorp, Inc.	3,516	44,161
Horizon Bancorp, Inc.	1,336	20,775
Huntington Bancshares, Inc.	10,446	153,556
Independent Bank Corp.	1,874	94,903
Independent Bank Group, Inc.	1,078	62,158
International Bancshares Corp.	1,611	96,322
Investar Holding Corp.	232	4,501
John Marshall Bancorp, Inc.	368	7,279
Kearny Financial Corp.	1,670	11,473
Lakeland Financial Corp.	740	48,189
LCNB Corp.	347	5,229
LINKBANCORP, Inc.	658	4,218
Live Oak Bancshares, Inc.	1,051	49,786

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
M&T Bank Corp.	1,352	$240,818
Mercantile Bank Corp.	474	20,723
Metrocity Bankshares, Inc.	544	16,657
Metropolitan Bank Holding Corp. (a)	317	16,668
Mid Penn Bancorp, Inc.	457	13,632
Middlefield Banc Corp.	202	5,818
Midland States Bancorp, Inc.	642	14,368
MidWestOne Financial Group, Inc.	424	12,097
MVB Financial Corp.	337	6,524
National Bank Holdings Corp., Class A	1,121	47,194
National Bankshares, Inc.	161	4,814
NB Bancorp, Inc. (a)	1,127	20,917
NBT Bancorp, Inc.	1,369	60,551
New York Community Bancorp, Inc.	7,538	84,652
Nicolet Bankshares, Inc.	403	38,539
Northeast Bank	203	15,657
Northeast Community Bancorp, Inc.	362	9,575
Northfield Bancorp, Inc.	1,113	12,911
Northrim BanCorp, Inc.	155	11,039
Northwest Bancshares, Inc.	3,790	50,710
Norwood Financial Corp.	214	5,902
Oak Valley Bancorp	192	5,101
OceanFirst Financial Corp.	1,711	31,808
Old National Bancorp	9,371	174,863
Old Second Bancorp, Inc.	1,315	20,501
Orange County Bancorp, Inc.	152	9,169
Origin Bancorp, Inc.	884	28,429
Orrstown Financial Services, Inc.	528	18,987
Pacific Premier Bancorp, Inc.	2,835	71,329
Park National Corp.	426	71,560
Parke Bancorp, Inc.	275	5,748
Pathward Financial, Inc.	755	49,838
PCB Bancorp	308	5,787
Peapack-Gladstone Financial Corp.	515	14,116
Peoples Bancorp of North Carolina, Inc.	131	3,326
Peoples Bancorp, Inc.	1,010	30,391
Peoples Financial Services Corp.	260	12,189
Pinnacle Financial Partners, Inc.	586	57,410
Pioneer Bancorp, Inc. (a)	424	4,651
Plumas Bancorp	159	6,484
Ponce Financial Group, Inc. (a)	545	6,371
Preferred Bank	363	29,131
Premier Financial Corp.	1,077	25,288
Primis Financial Corp.	593	7,223
Princeton Bancorp, Inc.	143	5,288
Prosperity Bancshares, Inc.	600	43,242
Provident Bancorp, Inc. (a)	396	4,273
Provident Financial Services, Inc.	3,724	69,117
QCR Holdings, Inc.	480	35,534
RBB Bancorp	519	11,947
Red River Bancshares, Inc.	139	7,228
Regions Financial Corp.	6,677	155,774
Renasant Corp.	1,830	59,475
Republic Bancorp, Inc., Class A	246	16,064
S&T Bancorp, Inc.	1,133	47,552
Sandy Spring Bancorp, Inc.	1,330	41,722
	Number of Shares	Fair Value
Seacoast Banking Corp. of Florida	2,498	$66,572
ServisFirst Bancshares, Inc.	1,514	121,801
Shore Bancshares, Inc.	867	12,129
Sierra Bancorp	400	11,552
Simmons First National Corp., Class A	3,676	79,181
SmartFinancial, Inc.	490	14,279
South Plains Financial, Inc.	347	11,770
Southern First Bancshares, Inc. (a)	207	7,055
Southern Missouri Bancorp, Inc.	295	16,665
Southern States Bancshares, Inc.	225	6,914
Southside Bancshares, Inc.	878	29,352
SouthState Corp.	2,267	220,307
Stellar Bancorp, Inc.	1,486	38,473
Sterling Bancorp, Inc. (a)	504	2,293
Stock Yards Bancorp, Inc.	777	48,166
Synovus Financial Corp.	1,118	49,717
Texas Capital Bancshares, Inc. (a)	1,380	98,615
Third Coast Bancshares, Inc. (a)	306	8,192
Timberland Bancorp, Inc.	217	6,566
Tompkins Financial Corp.	369	21,325
Towne Bank	2,080	68,765
TriCo Bancshares	970	41,371
Triumph Financial, Inc. (a)	657	52,258
Truist Financial Corp.	10,198	436,168
TrustCo Bank Corp.	577	19,081
Trustmark Corp.	1,810	57,594
UMB Financial Corp.	1,340	140,847
United Bankshares, Inc.	3,934	145,951
United Community Banks, Inc.	3,566	103,699
Unity Bancorp, Inc.	192	6,540
Univest Financial Corp.	879	24,735
USCB Financial Holdings, Inc.	263	4,011
Valley National Bancorp	12,870	116,602
Veritex Holdings, Inc.	1,587	41,770
Virginia National Bankshares Corp.	119	4,956
WaFd, Inc.	1,977	68,898
Washington Trust Bancorp, Inc.	528	17,007
Webster Financial Corp.	1,272	59,288
WesBanco, Inc.	1,712	50,983
West BanCorp, Inc.	487	9,258
Westamerica BanCorp	756	37,362
Western Alliance Bancorp	800	69,192
Wintrust Financial Corp.	400	43,412
WSFS Financial Corp.	1,759	89,691
Zions Bancorp NA	1,075	50,762
		9,469,461
Reinsurance - 0.1%
Enstar Group Ltd. (a)	378	121,561
Everest Group Ltd.	335	131,263
Greenlight Capital Re Ltd., Class A (a)	755	10,306
Maiden Holdings Ltd. (a)	2,463	4,359
Reinsurance Group of America, Inc.	500	108,935
Swiss Re AG	1,924	266,174
		642,598

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Renewable Electricity - 0.0% *
Altus Power, Inc. (a)	2,257	$7,177
Brookfield Renewable Corp., Class A	1,519	49,634
Clearway Energy, Inc., Class C	600	18,408
Montauk Renewables, Inc. (a)	1,960	10,212
Ormat Technologies, Inc.	1,611	123,950
Sunnova Energy International, Inc. (a)	3,279	31,937
		241,318
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	1,000	32,250
BlackSky Technology, Inc. (a)	311	1,474
Booz Allen Hamilton Holding Corp.	924	150,390
CACI International, Inc., Class A (a)	169	85,271
CBIZ, Inc. (a)	1,429	96,158
Clarivate PLC (a)	3,112	22,095
CRA International, Inc.	195	34,187
Dun & Bradstreet Holdings, Inc.	2,000	23,020
Equifax, Inc.	891	261,829
Experian PLC	5,862	309,094
Exponent, Inc.	1,505	173,496
FiscalNote Holdings, Inc. (a)	2,217	2,838
Forrester Research, Inc. (a)	345	6,214
Franklin Covey Co. (a)	358	14,725
FTI Consulting, Inc. (a)	300	68,268
Huron Consulting Group, Inc. (a)	522	56,741
ICF International, Inc.	556	92,735
Innodata, Inc. (a)	780	13,081
Jacobs Solutions, Inc.	1,000	130,900
KBR, Inc.	1,000	65,130
Legalzoom.com, Inc. (a)	4,135	26,257
Leidos Holdings, Inc.	991	161,533
Mistras Group, Inc. (a)	547	6,219
NV5 Global, Inc. (a)	433	40,477
Parsons Corp. (a)	400	41,472
Planet Labs PBC (a)	5,155	11,496
Resources Connection, Inc.	950	9,215
Science Applications International Corp.	400	55,708
Spire Global, Inc. (a)	600	5,994
TransUnion	1,389	145,428
Verisk Analytics, Inc.	1,046	280,286
Willdan Group, Inc. (a)	389	15,930
		2,439,911
Restaurants - 0.5%
Aramark	1,800	69,714
Biglari Holdings, Inc., Class B (a)	18	3,096
BJ's Restaurants, Inc. (a)	563	18,331
Bloomin' Brands, Inc.	2,325	38,432
Brinker International, Inc. (a)	1,313	100,484
Cava Group, Inc. (a)	600	74,310
Cheesecake Factory, Inc.	1,436	58,230
Chipotle Mexican Grill, Inc. (a)	10,350	596,367
Chuy's Holdings, Inc. (a)	537	20,084
Cracker Barrel Old Country Store, Inc.	681	30,883
Darden Restaurants, Inc.	1,000	164,130
Denny's Corp. (a)	1,573	10,146
Dine Brands Global, Inc.	468	14,616
	Number of Shares	Fair Value
Domino's Pizza, Inc.	250	$107,535
DoorDash, Inc., Class A (a)	2,500	356,825
Dutch Bros, Inc., Class A (a)	600	19,218
El Pollo Loco Holdings, Inc. (a)	803	11,001
First Watch Restaurant Group, Inc. (a)	867	13,525
Jack in the Box, Inc.	584	27,179
Krispy Kreme, Inc.	2,498	26,829
Kura Sushi USA, Inc., Class A (a)	183	14,742
McDonald's Corp.	5,431	1,653,794
Nathan's Famous, Inc.	80	6,472
ONE Group Hospitality, Inc. (a)	841	3,095
Papa John's International, Inc.	1,006	54,193
Portillo's, Inc., Class A (a)	1,550	20,878
Potbelly Corp. (a)	787	6,564
RCI Hospitality Holdings, Inc.	269	11,984
Shake Shack, Inc., Class A (a)	1,135	117,143
Starbucks Corp.	8,365	815,504
Sweetgreen, Inc., Class A (a)	2,938	104,152
Texas Roadhouse, Inc.	500	88,300
Wendy's Co.	1,900	33,288
Wingstop, Inc.	200	83,216
Yum! Brands, Inc.	2,181	304,708
		5,078,968
Retail REITs - 0.2%
Acadia Realty Trust	2,989	70,182
Agree Realty Corp.	800	60,264
Alexander's, Inc.	66	15,996
Brixmor Property Group, Inc.	2,400	66,864
CBL & Associates Properties, Inc.	714	17,993
Federal Realty Investment Trust	700	80,479
Getty Realty Corp.	1,501	47,747
InvenTrust Properties Corp.	2,027	57,506
Kimco Realty Corp.	4,934	114,567
Kite Realty Group Trust	6,466	171,737
Macerich Co.	6,459	117,812
NETSTREIT Corp.	2,228	36,829
NNN REIT, Inc.	1,400	67,886
Phillips Edison & Co., Inc.	3,667	138,283
Realty Income Corp.	6,616	419,587
Regency Centers Corp.	1,500	108,345
Retail Opportunity Investments Corp.	3,686	57,981
Saul Centers, Inc.	296	12,420
Simon Property Group, Inc.	2,463	416,296
SITE Centers Corp.	1,414	85,547
Tanger, Inc.	3,171	105,214
Urban Edge Properties	3,547	75,870
Whitestone REIT	1,478	19,997
		2,365,402
Security & Alarm Services - 0.0% *
Brink's Co.	1,337	154,610
CoreCivic, Inc. (a)	3,255	41,176
GEO Group, Inc. (a)	3,695	47,481
		243,267
Self Storage REITs - 0.1%
CubeSmart	1,700	91,511
Extra Space Storage, Inc.	1,554	280,015
National Storage Affiliates Trust	700	33,740

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Public Storage	1,208	$439,555
		844,821
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	1,533	31,120
Aehr Test Systems (a)	813	10,447
Amkor Technology, Inc.	800	24,480
Applied Materials, Inc.	6,234	1,259,580
Axcelis Technologies, Inc. (a)	972	101,914
Cohu, Inc. (a)	1,404	36,083
Enphase Energy, Inc. (a)	946	106,917
Entegris, Inc.	1,182	133,010
FormFactor, Inc. (a)	2,309	106,214
Ichor Holdings Ltd. (a)	982	31,237
KLA Corp.	1,018	788,349
Lam Research Corp.	971	792,414
MKS Instruments, Inc.	500	54,355
Onto Innovation, Inc. (a)	400	83,024
PDF Solutions, Inc. (a)	939	29,748
Photronics, Inc. (a)	1,872	46,351
Teradyne, Inc.	1,229	164,600
Ultra Clean Holdings, Inc. (a)	1,316	52,548
Veeco Instruments, Inc. (a)	1,653	54,764
		3,907,155
Semiconductors - 3.4%
Advanced Micro Devices, Inc. (a)(b)	12,012	1,970,929
Alpha & Omega Semiconductor Ltd. (a)	676	25,093
Ambarella, Inc. (a)	1,127	63,568
Analog Devices, Inc.	3,769	867,511
Broadcom, Inc.	34,050	5,873,625
CEVA, Inc. (a)	718	17,340
Cirrus Logic, Inc. (a)	400	49,684
Credo Technology Group Holding Ltd. (a)	3,777	116,332
Diodes, Inc. (a)	1,358	87,034
Everspin Technologies, Inc. (a)	579	3,416
First Solar, Inc. (a)	811	202,296
GLOBALFOUNDRIES, Inc. (a)	900	36,225
Impinj, Inc. (a)	674	145,934
Intel Corp.	31,539	739,905
Lattice Semiconductor Corp. (a)	1,000	53,070
MACOM Technology Solutions Holdings, Inc. (a)	400	44,504
Marvell Technology, Inc.	6,521	470,295
MaxLinear, Inc. (a)	2,404	34,810
Microchip Technology, Inc.	4,038	324,211
Micron Technology, Inc.	8,190	849,385
Monolithic Power Systems, Inc.	343	317,104
Navitas Semiconductor Corp. (a)	3,551	8,700
NVE Corp.	146	11,661
NVIDIA Corp.	175,760	21,344,294
ON Semiconductor Corp. (a)	3,317	240,847
Power Integrations, Inc.	1,688	108,235
Qorvo, Inc. (a)	697	72,000
QUALCOMM, Inc.	8,351	1,420,088
QuickLogic Corp. (a)	532	4,080
Rambus, Inc. (a)	3,253	137,342
Rigetti Computing, Inc. (a)	4,207	3,295
Semtech Corp. (a)	1,919	87,622
Silicon Laboratories, Inc. (a)	945	109,214
	Number of Shares	Fair Value
SiTime Corp. (a)	544	$93,301
SkyWater Technology, Inc. (a)	754	6,846
Skyworks Solutions, Inc.	1,273	125,734
SMART Global Holdings, Inc. (a)	1,555	32,577
Synaptics, Inc. (a)	1,161	90,070
Texas Instruments, Inc.	6,840	1,412,939
Universal Display Corp.	387	81,231
Wolfspeed, Inc. (a)	779	7,556
		37,689,903
Silver - 0.0% *
Hecla Mining Co.	17,230	114,924
Single-Family Residential REITs - 0.0% *
American Homes 4 Rent, Class A	2,500	95,975
Equity LifeStyle Properties, Inc.	1,302	92,884
Invitation Homes, Inc.	4,780	168,543
Sun Communities, Inc.	920	124,338
UMH Properties, Inc.	1,925	37,865
		519,605
Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc. (a)	1,500	47,040
Coca-Cola Co.	29,019	2,085,305
Coca-Cola Consolidated, Inc.	41	53,972
Keurig Dr. Pepper, Inc.	8,191	306,999
Monster Beverage Corp. (a)	5,404	281,927
National Beverage Corp.	686	32,201
PepsiCo, Inc.	10,225	1,738,761
Primo Water Corp.	4,708	118,877
Vita Coco Co., Inc. (a)	1,180	33,406
		4,698,488
Specialized Consumer Services - 0.0% *
ADT, Inc.	1,200	8,676
Carriage Services, Inc.	406	13,329
European Wax Center, Inc., Class A (a)	1,043	7,092
Frontdoor, Inc. (a)	2,341	112,345
H&R Block, Inc.	1,100	69,905
Mister Car Wash, Inc. (a)	2,701	17,583
Service Corp. International	1,078	85,087
		314,017
Specialized Finance - 0.0% *
Acacia Research Corp. (a)	982	4,576
Burford Capital Ltd.	5,959	79,016
HA Sustainable Infrastructure Capital, Inc.	3,354	115,613
SWK Holdings Corp. (a)	117	2,023
		201,228
Specialty Chemicals - 0.3%
Albemarle Corp.	937	88,743
Arq, Inc. (a)	735	4,314
Ashland, Inc.	300	26,091
ASP Isotopes, Inc. (a)	1,557	4,328
Aspen Aerogels, Inc. (a)	1,765	48,873
Avient Corp.	2,697	135,713
Axalta Coating Systems Ltd. (a)	1,900	68,761
Balchem Corp.	967	170,192
Celanese Corp.	900	122,364
DuPont de Nemours, Inc.	3,176	283,013

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Eastman Chemical Co.	877	$98,180
Ecolab, Inc.	1,822	465,211
Ecovyst, Inc. (a)	3,508	24,030
Element Solutions, Inc.	1,700	46,172
HB Fuller Co.	1,636	129,866
Ingevity Corp. (a)	1,106	43,134
Innospec, Inc.	742	83,913
International Flavors & Fragrances, Inc.	2,013	211,224
Minerals Technologies, Inc.	950	73,369
NewMarket Corp.	43	23,731
Northern Technologies International Corp.	312	3,835
Perimeter Solutions SA (a)	3,948	53,101
PPG Industries, Inc.	1,691	223,990
Quaker Chemical Corp.	414	69,755
Rayonier Advanced Materials, Inc. (a)	1,870	16,007
RPM International, Inc.	936	113,256
Sensient Technologies Corp.	1,255	100,676
Sherwin-Williams Co.	1,738	663,343
Stepan Co.	635	49,054
Valhi, Inc.	60	2,002
		3,446,241
Steel - 0.1%
Alpha Metallurgical Resources, Inc.	327	77,231
Arch Resources, Inc.	519	71,705
ATI, Inc. (a)	1,000	66,910
Carpenter Technology Corp.	1,418	226,284
Cleveland-Cliffs, Inc. (a)	3,637	46,444
Commercial Metals Co.	3,446	189,392
Haynes International, Inc.	387	23,042
Metallus, Inc. (a)	1,316	19,516
Nucor Corp.	1,793	269,560
Olympic Steel, Inc.	316	12,324
Radius Recycling, Inc.	811	15,036
Ramaco Resources, Inc., Class A	739	8,646
Ramaco Resources, Inc., Class B	225	2,421
Reliance, Inc.	398	115,106
Ryerson Holding Corp.	836	16,645
Steel Dynamics, Inc.	1,102	138,940
SunCoke Energy, Inc.	2,562	22,238
U.S. Steel Corp.	1,600	56,528
Universal Stainless & Alloy Products, Inc. (a)	241	9,310
Warrior Met Coal, Inc.	1,545	98,726
Worthington Steel, Inc.	982	33,398
		1,519,402
Systems Software - 2.8%
A10 Networks, Inc.	2,178	31,450
Adeia, Inc.	3,289	39,172
Appian Corp., Class A (a)	1,220	41,651
Arteris, Inc. (a)	723	5,582
CommVault Systems, Inc. (a)	1,300	200,005
Crowdstrike Holdings, Inc., Class A (a)	1,710	479,604
CyberArk Software Ltd. (a)	259	75,527
Dolby Laboratories, Inc., Class A	457	34,974
Fortinet, Inc. (a)	4,855	376,505
Gen Digital, Inc.	4,026	110,433
Gitlab, Inc., Class A (a)	1,100	56,694
	Number of Shares	Fair Value
Microsoft Corp.	55,856	$24,034,837
Monday.com Ltd. (a)	193	53,610
N-able, Inc. (a)	2,091	27,308
OneSpan, Inc. (a)	1,088	18,137
Oracle Corp.	11,733	1,999,303
Palo Alto Networks, Inc. (a)	2,284	780,671
Progress Software Corp.	1,271	85,627
Qualys, Inc. (a)	1,109	142,462
Rapid7, Inc. (a)	1,829	72,959
SentinelOne, Inc., Class A (a)	1,600	38,272
ServiceNow, Inc. (a)	1,529	1,367,522
SolarWinds Corp.	1,577	20,580
Telos Corp. (a)	1,492	5,356
Tenable Holdings, Inc. (a)	3,524	142,792
Teradata Corp. (a)	600	18,204
UiPath, Inc., Class A (a)	2,800	35,840
Varonis Systems, Inc. (a)	3,283	185,490
Xperi, Inc. (a)	1,340	12,382
Zscaler, Inc. (a)	679	116,068
Zuora, Inc., Class A (a)	4,151	35,782
		30,644,799
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	367	48,749
Avnet, Inc.	700	38,017
CDW Corp.	971	219,737
Climb Global Solutions, Inc.	125	12,442
ePlus, Inc. (a)	778	76,509
Insight Enterprises, Inc. (a)	831	178,989
PC Connection, Inc.	350	26,400
Richardson Electronics Ltd.	303	3,739
ScanSource, Inc. (a)	730	35,062
TD SYNNEX Corp.	500	60,040
		699,684
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	109,216	25,447,328
CompoSecure, Inc., Class A	732	10,263
Corsair Gaming, Inc. (a)	1,227	8,540
CPI Card Group, Inc. (a)	148	4,119
Dell Technologies, Inc., Class C	1,900	225,226
Diebold Nixdorf, Inc. (a)	762	34,031
Eastman Kodak Co. (a)	1,668	7,873
Hewlett Packard Enterprise Co.	10,084	206,319
HP, Inc.	7,538	270,388
Immersion Corp.	894	7,974
IonQ, Inc. (a)	6,025	52,658
NetApp, Inc.	1,467	181,189
Pure Storage, Inc., Class A (a)	2,100	105,504
Super Micro Computer, Inc. (a)	382	159,065
Turtle Beach Corp. (a)	456	6,995
Western Digital Corp. (a)	2,500	170,725
Xerox Holdings Corp.	3,420	35,500
		26,933,697
Telecom Tower REITs - 0.1%
American Tower Corp.	3,534	821,867
Crown Castle, Inc.	3,305	392,072
SBA Communications Corp.	815	196,171
		1,410,110
Timber REITs - 0.0% *
PotlatchDeltic Corp.	2,368	106,678

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Rayonier, Inc.	1,000	$32,180
Weyerhaeuser Co.	5,693	192,765
		331,623
Tires & Rubber - 0.0% *
Goodyear Tire & Rubber Co. (a)	8,465	74,915
Tobacco - 0.2%
Altria Group, Inc.	13,007	663,877
Ispire Technology, Inc. (a)	522	3,239
Philip Morris International, Inc.	11,591	1,407,147
Turning Point Brands, Inc.	510	22,007
Universal Corp.	704	37,389
Vector Group Ltd.	4,367	65,156
		2,198,815
Trading Companies & Distributors - 0.3%
Air Lease Corp.	800	36,232
Alta Equipment Group, Inc.	798	5,379
Applied Industrial Technologies, Inc.	1,147	255,930
Beacon Roofing Supply, Inc. (a)	1,896	163,871
BlueLinx Holdings, Inc. (a)	246	25,933
Boise Cascade Co.	1,184	166,920
Core & Main, Inc., Class A (a)	1,200	53,280
Custom Truck One Source, Inc. (a)	1,485	5,123
Distribution Solutions Group, Inc. (a)	324	12,477
DNOW, Inc. (a)	3,136	40,548
DXP Enterprises, Inc. (a)	371	19,797
EVI Industries, Inc.	126	2,436
Fastenal Co.	4,437	316,891
Ferguson Enterprises, Inc.	1,500	297,855
FTAI Aviation Ltd.	3,021	401,491
GATX Corp.	1,067	141,324
Global Industrial Co.	407	13,826
GMS, Inc. (a)	1,194	108,141
H&E Equipment Services, Inc.	981	47,755
Herc Holdings, Inc.	840	133,921
Hudson Technologies, Inc. (a)	1,350	11,259
Karat Packaging, Inc.	234	6,058
McGrath RentCorp	723	76,117
MRC Global, Inc. (a)	2,546	32,436
MSC Industrial Direct Co., Inc., Class A	298	25,646
Rush Enterprises, Inc., Class A	1,813	95,781
Rush Enterprises, Inc., Class B	271	12,994
SiteOne Landscape Supply, Inc. (a)	300	45,273
Titan Machinery, Inc. (a)	635	8,846
Transcat, Inc. (a)	261	31,521
United Rentals, Inc.	504	408,104
Watsco, Inc.	271	133,299
WESCO International, Inc.	300	50,394
Willis Lease Finance Corp.	84	12,500
WW Grainger, Inc.	329	341,769
Xometry, Inc., Class A (a)	1,216	22,338
		3,563,465
Transaction & Payment Processing Services - 0.9%
Affirm Holdings, Inc. (a)	1,646	67,190
AvidXchange Holdings, Inc. (a)	5,301	42,991
	Number of Shares	Fair Value
Block, Inc. (a)	4,332	$290,807
Cantaloupe, Inc. (a)	1,699	12,573
Cass Information Systems, Inc.	414	17,173
Corpay, Inc. (a)	498	155,754
Euronet Worldwide, Inc. (a)	300	29,769
Fidelity National Information Services, Inc.	4,168	349,070
Fiserv, Inc. (a)	4,347	780,939
Flywire Corp. (a)	3,591	58,857
Global Payments, Inc.	2,013	206,171
I3 Verticals, Inc., Class A (a)	699	14,896
International Money Express, Inc. (a)	960	17,750
Jack Henry & Associates, Inc.	538	94,979
Marqeta, Inc., Class A (a)	13,793	67,862
Mastercard, Inc., Class A	6,175	3,049,215
NCR Atleos Corp. (a)	2,146	61,225
Payoneer Global, Inc. (a)	8,423	63,425
PayPal Holdings, Inc. (a)	7,703	601,065
Paysafe Ltd. (a)	1,003	22,497
Paysign, Inc. (a)	1,138	4,176
Priority Technology Holdings, Inc. (a)	671	4,583
Remitly Global, Inc. (a)	4,417	59,144
Repay Holdings Corp. (a)	2,709	22,105
Sezzle, Inc. (a)	64	10,918
Shift4 Payments, Inc., Class A (a)	300	26,580
Toast, Inc., Class A (a)	3,500	99,085
Visa, Inc., Class A	11,793	3,242,485
Western Union Co.	2,700	32,211
WEX, Inc. (a)	292	61,241
		9,566,736
Water Utilities - 0.1%
American States Water Co.	1,111	92,535
American Water Works Co., Inc.	1,432	209,416
Cadiz, Inc. (a)	1,253	3,797
California Water Service Group	1,725	93,529
Consolidated Water Co. Ltd.	463	11,672
Essential Utilities, Inc.	1,900	73,283
Global Water Resources, Inc.	286	3,601
Middlesex Water Co.	532	34,708
Pure Cycle Corp. (a)	548	5,902
SJW Group	985	57,238
York Water Co.	442	16,557
		602,238
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,014	14,461
Spok Holdings, Inc.	548	8,253
Telephone & Data Systems, Inc.	2,933	68,192
T-Mobile U.S., Inc.	3,615	745,991
		836,897
Total Common Stock (Cost $373,388,726)		481,152,823
Rights - 0.0% *
Real Estate Operating Companies - 0.0% *
Seaport Entertainment Group, Inc. (expiring 10/10/24) (a) (Cost $0)	11	32

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Warrants - 0.0% *
Healthcare Equipment - 0.0% *
Pulse Biosciences, Inc. (expiring 06/26/29) (a)	75	$246
Pulse Biosciences, Inc. (expiring 06/27/29) (a)	75	245
		491
Specialty Chemicals - 0.0% *
Danimer Scientific, Inc. (expiring 07/15/25) (a)	1,168	93
Total Warrants (Cost $0)		584
Total Domestic Equity (Cost $373,388,726)		481,153,439
Foreign Equity - 22.1%
Common Stock - 21.9%
Advertising - 0.0% *
Dentsu Group, Inc.	1,300	40,052
Focus Media Information Technology Co. Ltd., Class A	10,900	11,011
Gambling.com Group Ltd. (a)	444	4,449
Informa PLC	8,431	92,756
Innovid Corp. (a)	2,732	4,918
Publicis Groupe SA	1,455	159,462
WPP PLC	7,210	73,810
		386,458
Aerospace & Defense - 0.3%
AECC Aero-Engine Control Co. Ltd., Class A	1,300	4,077
AECC Aviation Power Co. Ltd., Class A	2,100	12,389
Airbus SE	3,799	556,356
Aselsan Elektronik Sanayi Ve Ticaret AS	16,191	28,061
AviChina Industry & Technology Co. Ltd., Class H	35,000	17,123
BAE Systems PLC	19,342	321,062
Bharat Electronics Ltd.	56,287	191,494
CAE, Inc. (a)	2,094	39,355
Dassault Aviation SA	121	24,983
Elbit Systems Ltd.	165	32,861
Embraer SA (a)	10,700	94,252
Hanwha Aerospace Co. Ltd.	458	104,074
Hanwha Industrial Solutions Co. Ltd. (a)	507	12,911
Hindustan Aeronautics Ltd.	2,880	151,925
Kongsberg Gruppen ASA	587	57,515
Korea Aerospace Industries Ltd.	1,715	68,327
Kuang-Chi Technologies Co. Ltd., Class A (a)	3,100	11,065
Leonardo SpA	2,704	60,416
Melrose Industries PLC	8,737	53,405
MTU Aero Engines AG	341	106,560
Rheinmetall AG	277	150,369
Rolls-Royce Holdings PLC (a)	54,295	383,952
Saab AB, Class B	2,128	45,324
Safran SA	2,184	514,546
Singapore Technologies Engineering Ltd.	9,600	34,895
Thales SA	598	95,138
		3,172,435
	Number of Shares	Fair Value
Agricultural & Farm Machinery - 0.0% *
Husqvarna AB, Class B	2,775	$19,437
Kubota Corp.	6,300	89,453
		108,890
Agricultural Products & Services - 0.0% *
Charoen Pokphand Indonesia Tbk. PT	85,300	26,480
IOI Corp. Bhd.	38,700	35,289
Kuala Lumpur Kepong Bhd.	7,037	35,053
New Hope Liuhe Co. Ltd., Class A (a)	3,200	4,760
SD Guthrie Bhd.	55,200	64,122
Wilmar International Ltd.	11,806	30,850
		196,554
Air Freight & Logistics - 0.1%
Deutsche Post AG	6,507	290,704
DSV AS	1,090	225,605
Hyundai Glovis Co. Ltd.	514	47,992
InPost SA (a)	1,221	23,084
JD Logistics, Inc. (a)(f)	23,600	42,536
SAL Saudi Logistics Services	483	37,699
SF Holding Co. Ltd., Class A	3,300	21,209
SG Holdings Co. Ltd.	1,900	20,469
YTO Express Group Co. Ltd., Class A	2,700	6,886
ZTO Express Cayman, Inc.	7,309	184,336
		900,520
Airport Services - 0.1%
Aena SME SA (f)	475	104,752
Aeroports de Paris SA	213	27,409
Airports of Thailand PCL NVDR	59,386	118,117
Auckland International Airport Ltd.	9,532	45,304
GMR Airports Infrastructure Ltd. (a)	50,253	56,405
Grupo Aeroportuario del Centro Norte SAB de CV	3,500	29,706
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,520	96,280
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,530	71,939
Malaysia Airports Holdings Bhd.	10,643	26,998
Shanghai International Airport Co. Ltd., Class A	1,300	7,136
		584,046
Alternative Carriers - 0.0% *
Liberty Global Ltd., Class A (a)	900	18,999
Liberty Global Ltd., Class C (a)	700	15,127
Liberty Latin America Ltd., Class A (a)	1,002	9,599
Liberty Latin America Ltd., Class C (a)	3,855	36,584
		80,309
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class A	21,600	27,468
Aluminum Corp. of China Ltd., Class H	48,000	38,190
China Hongqiao Group Ltd.	54,000	90,098
Hindalco Industries Ltd.	19,262	173,815
Norsk Hydro ASA	8,805	57,231

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Press Metal Aluminium Holdings Bhd.	53,900	$66,141
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	9,200
United Co. RUSAL International PJSC (a)(d)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	10,355
		472,498
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	1,259	417,378
H & M Hennes & Mauritz AB, Class B	3,830	65,290
Industria de Diseno Textil SA	6,965	413,073
Pepkor Holdings Ltd. (f)	31,319	43,782
Topsports International Holdings Ltd. (f)	17,000	7,551
Trent Ltd.	2,792	252,364
Zalando SE (a)(f)	1,476	48,793
ZOZO, Inc.	800	29,161
		1,277,392
Apparel, Accessories & Luxury Goods - 0.4%
adidas AG	1,033	274,270
Amer Sports, Inc. (a)	1,200	19,140
ANTA Sports Products Ltd.	18,276	222,230
Bosideng International Holdings Ltd.	56,000	32,155
Cie Financiere Richemont SA, Class A	3,436	545,002
FF Group (a)(d)**	1,860	—
Gildan Activewear, Inc.	1,003	47,264
Hermes International SCA	202	497,325
Kering SA	472	135,302
Li Ning Co. Ltd.	34,319	87,040
LPP SA	16	65,855
LVMH Moet Hennessy Louis Vuitton SE	1,761	1,353,154
Moncler SpA	1,476	93,929
Page Industries Ltd.	87	44,542
Pandora AS	518	85,500
Shenzhou International Group Holdings Ltd.	11,900	108,084
Swatch Group AG	495	54,103
Titan Co. Ltd.	5,682	259,276
		3,924,171
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A	441	16,786
Constellation Software, Inc.	129	420,149
Dassault Systemes SE	4,255	169,200
Descartes Systems Group, Inc. (a)	567	58,410
D-Wave Quantum, Inc. (a)	2,896	2,846
Hundsun Technologies, Inc., Class A	1,456	4,758
Hut 8 Corp. (a)	2,434	29,841
Iflytek Co. Ltd., Class A	1,500	9,525
Kingdee International Software Group Co. Ltd. (a)	33,000	38,236
Nemetschek SE	380	39,441
Nice Ltd. (a)	421	73,432
Open Text Corp.	1,811	60,351
Oracle Financial Services Software Ltd.	230	31,449
Sage Group PLC	6,335	87,056
	Number of Shares	Fair Value
SAP SE	6,685	$1,524,987
Sapiens International Corp. NV	930	34,661
Shanghai Baosight Software Co. Ltd., Class A	2,246	10,587
Shanghai Baosight Software Co. Ltd., Class B	32,924	56,465
Temenos AG	368	25,826
WiseTech Global Ltd.	1,114	106,026
Xero Ltd. (a)	971	100,668
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	4,272
		2,904,972
Asset Management & Custody Banks - 0.1%
3i Group PLC	6,206	275,122
Amundi SA (f)	377	28,211
Brookfield Asset Management Ltd., Class A	2,246	106,303
Brookfield Corp.	8,695	462,313
EQT AB	2,504	85,841
Hargreaves Lansdown PLC	2,195	32,814
HDFC Asset Management Co. Ltd. (f)	1,229	63,052
IGM Financial, Inc.	521	15,650
Julius Baer Group Ltd.	1,381	83,330
Onex Corp.	400	28,048
Partners Group Holding AG	144	216,798
Patria Investments Ltd., Class A	1,691	18,889
Reinet Investments SCA	2,142	59,520
Schroders PLC	4,889	22,900
		1,498,791
Automobile Manufacturers - 0.6%
Bayerische Motoren Werke AG	2,029	179,300
BYD Co. Ltd., Class A	2,300	100,993
BYD Co. Ltd., Class H	15,000	548,053
Chongqing Changan Automobile Co. Ltd., Class A	12,314	26,181
Ferrari NV	805	377,067
Ford Otomotiv Sanayi AS	1,006	27,013
Geely Automobile Holdings Ltd.	88,000	137,990
Great Wall Motor Co. Ltd., Class A	800	3,465
Great Wall Motor Co. Ltd., Class H	33,533	62,598
Guangzhou Automobile Group Co. Ltd., Class A	34,000	42,897
Honda Motor Co. Ltd.	28,624	301,669
Hyundai Motor Co.	2,101	392,020
Isuzu Motors Ltd.	3,900	52,649
Kia Corp.	3,595	274,635
Li Auto, Inc., Class A (a)	19,100	265,814
Mahindra & Mahindra Ltd.	14,363	530,446
Maruti Suzuki India Ltd.	1,952	308,355
Mazda Motor Corp.	3,700	27,678
Mercedes-Benz Group AG	4,779	309,562
NIO, Inc., Class A (a)	23,323	169,199
Nissan Motor Co. Ltd.	15,500	43,615
Renault SA	1,282	55,786
SAIC Motor Corp. Ltd., Class A	6,300	13,170
Seres Group Co. Ltd., Class A (a)	1,400	18,087
Subaru Corp.	4,000	69,407
Suzuki Motor Corp.	10,000	111,332

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Tata Motors Ltd.	31,361	$364,744
Tofas Turk Otomobil Fabrikasi AS	2,560	16,137
Toyota Motor Corp.	65,661	1,167,108
Volvo Car AB, Class B (a)	4,247	11,698
XPeng, Inc., Class A (a)	16,800	114,523
Zhejiang Leapmotor Technology Co. Ltd. (a)(f)	4,400	18,977
		6,142,168
Automotive Parts & Equipment - 0.1%
Aisin Corp.	3,600	39,690
Bharat Forge Ltd.	3,496	63,269
Bosch Ltd.	151	67,893
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	6,330
Continental AG	730	47,368
Denso Corp.	12,060	179,205
Fuyao Glass Industry Group Co. Ltd., Class A	900	7,484
Fuyao Glass Industry Group Co. Ltd., Class H (f)	9,356	62,935
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,529
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,423
Hyundai Mobis Co. Ltd.	938	156,011
Magna International, Inc.	1,828	75,071
Ningbo Tuopu Group Co. Ltd., Class A	1,160	7,667
Samvardhana Motherson International Ltd.	39,416	99,428
Sona Blw Precision Forgings Ltd. (f)	5,573	49,438
Sumitomo Electric Industries Ltd.	4,766	76,485
Tube Investments of India Ltd.	1,528	79,062
		1,025,288
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co. for Distribution PJSC	42,932	42,196
Empresas Copec SA	5,414	36,298
Hotai Motor Co. Ltd.	4,940	110,674
PTT Oil & Retail Business PCL NVDR	25,292	13,834
Vibra Energia SA	16,500	70,899
Zhongsheng Group Holdings Ltd.	17,000	31,560
		305,461
Biotechnology - 0.1%
ADC Therapeutics SA (a)	1,837	5,787
Akeso, Inc. (a)(f)	11,000	97,148
Alteogen, Inc. (a)	638	159,537
Argenx SE (a)	379	205,401
Artiva Biotherapeutics, Inc. (a)	418	6,458
Aurinia Pharmaceuticals, Inc. (a)	3,992	29,261
BeiGene Ltd. (a)	9,800	182,563
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	112	1,310
Bloomage Biotechnology Corp. Ltd., Class A	1,087	10,950
Celltrion, Inc.	2,440	364,591
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	15,024
	Number of Shares	Fair Value
Fennec Pharmaceuticals, Inc. (a)	762	$3,810
Genmab AS (a)	398	96,528
Grifols SA (a)	1,793	20,461
Hualan Biological Engineering, Inc., Class A	2,038	5,215
Imeik Technology Development Co. Ltd., Class A	420	14,139
Innovent Biologics, Inc. (a)(f)	17,000	103,083
PharmaEssentia Corp. (a)	3,000	60,291
Prothena Corp. PLC (a)	1,279	21,398
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	6,208
SK Bioscience Co. Ltd. (a)	153	6,482
Swedish Orphan Biovitrum AB (a)	1,209	39,002
Zealand Pharma AS (a)	400	48,686
Zura Bio Ltd. (a)	788	3,199
		1,506,532
Brewers - 0.1%
Ambev SA	75,800	182,060
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,458	25,597
Anheuser-Busch InBev SA	5,738	380,263
Asahi Group Holdings Ltd.	9,300	122,134
Carlsberg AS, Class B	641	76,542
China Resources Beer Holdings Co. Ltd.	23,500	102,865
Chongqing Brewery Co. Ltd., Class A	100	1,002
Heineken Holding NV	866	65,529
Heineken NV	1,832	162,832
Kirin Holdings Co. Ltd.	5,200	79,469
Tsingtao Brewery Co. Ltd., Class A	800	8,956
Tsingtao Brewery Co. Ltd., Class H	8,924	69,853
		1,277,102
Broadcasting - 0.0% *
Vivendi SE	4,793	55,525
Broadline Retail - 0.7%
Alibaba Group Holding Ltd.	227,700	3,224,590
Allegro.eu SA (a)(f)	9,220	83,661
Canadian Tire Corp. Ltd., Class A	343	41,154
Central Retail Corp. PCL NVDR	40,277	38,803
Coupang, Inc. (a)	9,100	223,405
Dollarama, Inc.	1,805	185,103
Falabella SA (a)	12,015	44,559
Global-e Online Ltd. (a)	600	23,064
GoTo Gojek Tokopedia Tbk. PT (a)	9,447,100	41,183
JD.com, Inc., Class A	35,976	773,941
MINISO Group Holding Ltd. ADR	1,400	24,556
Naspers Ltd., N Shares	2,702	657,747
Next PLC	758	99,458
Pan Pacific International Holdings Corp.	2,500	64,580
PDD Holdings, Inc. ADR (a)	10,257	1,382,746
Prosus NV	9,048	396,448
Rakuten Group, Inc. (a)	10,000	64,709
Vipshop Holdings Ltd. ADR	6,934	109,072
Wesfarmers Ltd.	7,244	353,948

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Woolworths Holdings Ltd.	14,667	$57,970
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	13,512
		7,904,209
Building Products - 0.1%
AGC, Inc.	1,300	42,234
Assa Abloy AB, Class B	6,383	215,105
Astral Ltd.	2,670	63,389
Beijing New Building Materials PLC, Class A	1,600	7,540
Cie de Saint-Gobain SA	2,892	263,761
Daikin Industries Ltd.	1,652	231,850
Geberit AG	212	138,577
Kingspan Group PLC	976	91,879
Nibe Industrier AB, Class B	10,028	55,064
Rockwool AS, Class B	57	26,830
TOTO Ltd.	900	33,580
		1,169,809
Cargo Ground Transportation - 0.0% *
TFI International, Inc.	538	73,774
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	3,606	146,597
Entain PLC	4,168	42,669
Evolution AB (f)	1,141	112,337
Galaxy Entertainment Group Ltd.	15,000	75,410
Genting Bhd.	23,100	23,697
Genting Malaysia Bhd.	54,700	32,102
Genting Singapore Ltd.	36,800	25,117
La Francaise des Jeux SAEM (f)	624	25,726
Lottery Corp. Ltd.	14,765	52,445
OPAP SA	2,455	43,729
Sands China Ltd. (a)	14,800	37,955
Super Group SGHC Ltd.	4,265	15,482
		633,266
Coal & Consumable Fuels - 0.1%
Adaro Energy Indonesia Tbk. PT	172,900	43,510
Cameco Corp.	2,752	131,616
China Coal Energy Co. Ltd., Class H	29,000	36,215
China Shenhua Energy Co. Ltd., Class A	7,600	47,346
China Shenhua Energy Co. Ltd., Class H	51,490	232,343
Coal India Ltd.	22,256	135,486
Encore Energy Corp. (a)	5,121	20,689
Exxaro Resources Ltd.	3,784	37,782
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	10,756
Inner Mongolia Yitai Coal Co. Ltd., Class B	16,500	35,376
Shaanxi Coal Industry Co. Ltd., Class A	8,900	35,073
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,800	5,191
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	13,114
United Tractors Tbk. PT	26,500	47,521
Yankuang Energy Group Co. Ltd., Class A	4,485	10,702
	Number of Shares	Fair Value
Yankuang Energy Group Co. Ltd., Class H	42,900	$60,643
		903,363
Commercial Printing - 0.0% *
Cimpress PLC (a)	514	42,107
Dai Nippon Printing Co. Ltd.	2,400	42,819
TOPPAN Holdings, Inc.	1,500	44,505
		129,431
Commodity Chemicals - 0.2%
Advanced Petrochemical Co. (a)	1,511	15,628
Asahi Kasei Corp.	8,400	63,540
Barito Pacific Tbk. PT	343,388	23,815
Chandra Asri Pacific Tbk. PT	103,400	57,881
Enchem Co. Ltd. (a)	147	20,436
Formosa Chemicals & Fibre Corp.	50,000	68,649
Formosa Plastics Corp.	54,000	91,290
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	4,922
Hanwha Solutions Corp.	1,406	27,793
Hengli Petrochemical Co. Ltd., Class A	7,500	16,782
Hengyi Petrochemical Co. Ltd., Class A	4,700	4,708
Huafon Chemical Co. Ltd., Class A	4,900	5,881
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,700	2,600
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,600	6,099
Kum Yang Co. Ltd. (a)	759	30,355
Kumho Petrochemical Co. Ltd.	181	21,855
LB Group Co. Ltd., Class A	2,100	6,232
LG Chem Ltd.	720	196,284
Lotte Chemical Corp.	579	44,940
Mesaieed Petrochemical Holding Co.	65,734	29,428
Mitsui Chemicals, Inc.	1,000	26,601
Nan Ya Plastics Corp.	68,000	98,842
Orbia Advance Corp. SAB de CV	16,700	16,962
Orica Ltd.	3,204	41,233
Orion SA	1,742	31,025
Petronas Chemicals Group Bhd.	36,200	49,513
PTT Global Chemical PCL NVDR	35,138	32,760
Rongsheng Petrochemical Co. Ltd., Class A	13,350	19,743
Sahara International Petrochemical Co.	5,604	43,844
Sasa Polyester Sanayi AS (a)	120,688	15,180
Satellite Chemical Co. Ltd., Class A	3,525	9,404
Saudi Aramco Base Oil Co.	696	24,601
Saudi Basic Industries Corp.	14,260	284,713
Saudi Industrial Investment Group	6,465	33,743
Saudi Kayan Petrochemical Co. (a)	11,878	26,597
SKC Co. Ltd. (a)	278	30,443
Solar Industries India Ltd.	367	50,494
Supreme Industries Ltd.	1,106	70,235
Tongkun Group Co. Ltd., Class A	3,400	6,578
Toray Industries, Inc.	9,200	54,233

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Yanbu National Petrochemical Co.	3,867	$44,016
Yunnan Energy New Material Co. Ltd., Class A	500	2,444
Zhejiang Juhua Co. Ltd., Class A	500	1,591
		1,753,913
Communications Equipment - 0.1%
Accton Technology Corp.	7,000	117,675
BYD Electronic International Co. Ltd.	10,020	41,989
Guangzhou Haige Communications Group, Inc. Co., Class A	12,900	19,575
Nokia OYJ	33,882	148,382
Telefonaktiebolaget LM Ericsson, Class B	17,607	133,261
Yealink Network Technology Corp. Ltd., Class A	1,540	9,303
Zhongji Innolight Co. Ltd., Class A	700	15,489
ZTE Corp., Class A	6,900	30,711
ZTE Corp., Class H	10,000	25,877
		542,262
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,149	53,192
Bouygues SA	1,255	42,103
Budimex SA	173	26,945
China Communications Services Corp. Ltd., Class H	45,733	24,787
China Energy Engineering Corp. Ltd., Class A	34,900	12,018
China National Chemical Engineering Co. Ltd., Class A	10,700	12,598
China Railway Group Ltd., Class A	24,800	23,281
China Railway Group Ltd., Class H	43,000	22,586
China State Construction Engineering Corp. Ltd., Class A	41,900	36,999
China State Construction International Holdings Ltd.	32,000	49,849
Eiffage SA	488	47,187
Gamuda Bhd.	36,304	71,138
Hyundai Engineering & Construction Co. Ltd.	1,977	46,110
Kajima Corp.	2,500	46,761
Larsen & Toubro Ltd.	10,205	447,595
Metallurgical Corp. of China Ltd., Class A	24,100	11,501
Obayashi Corp.	4,300	54,502
Power Construction Corp. of China Ltd., Class A	21,000	16,923
Rail Vikas Nigam Ltd.	7,434	47,145
Samsung E&A Co. Ltd. (a)	2,064	34,724
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	9,844
Skanska AB, Class B	2,253	47,075
Stantec, Inc.	700	56,354
Taisei Corp.	1,100	48,140
Vinci SA	3,195	374,229
WSP Global, Inc.	791	140,687
		1,804,273
	Number of Shares	Fair Value
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA (a)	2,291	$47,647
Ashok Leyland Ltd.	21,250	59,692
China CSSC Holdings Ltd., Class A	4,000	23,873
CRRC Corp. Ltd., Class A	30,500	35,605
CRRC Corp. Ltd., Class H	50,000	32,700
Cummins India Ltd.	2,012	91,380
Daimler Truck Holding AG	3,128	117,402
Doosan Bobcat, Inc.	610	18,939
Epiroc AB, Class A	4,421	95,733
Epiroc AB, Class B	2,582	48,983
Hanwha Ocean Co. Ltd. (a)	1,048	24,483
HD Hyundai Heavy Industries Co. Ltd. (a)	453	63,947
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	620	88,991
Hitachi Construction Machinery Co. Ltd.	600	14,560
Knorr-Bremse AG	478	42,598
Komatsu Ltd.	5,914	163,975
Metso OYJ	4,104	43,971
Samsung Heavy Industries Co. Ltd. (a)	9,725	74,590
Sany Heavy Industry Co. Ltd., Class A	5,300	14,298
Sinotruk Hong Kong Ltd.	8,000	24,049
Toyota Industries Corp.	900	69,369
Volvo AB, Class A	1,234	32,966
Volvo AB, Class B	10,128	267,972
Weichai Power Co. Ltd., Class A	7,800	17,687
Weichai Power Co. Ltd., Class H	31,401	58,052
XCMG Construction Machinery Co. Ltd., Class A	9,300	10,325
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,200	28,457
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	9,423
		1,621,667
Construction Materials - 0.1%
Ambuja Cements Ltd.	8,726	65,866
Anhui Conch Cement Co. Ltd., Class A	2,769	10,342
Anhui Conch Cement Co. Ltd., Class H	19,581	57,602
Asia Cement Corp.	35,000	52,810
Cemex SAB de CV	216,000	132,893
China Jushi Co. Ltd., Class A	4,114	6,913
China National Building Material Co. Ltd., Class H	59,243	26,084
Grasim Industries Ltd.	3,772	125,831
Heidelberg Materials AG	863	94,004
Shree Cement Ltd.	110	34,534
Siam Cement PCL NVDR	10,598	79,376
TCC Group Holdings Co. Ltd.	95,595	102,100
UltraTech Cement Ltd.	1,875	264,062
		1,052,417
Consumer Electronics - 0.1%
Dixon Technologies India Ltd.	406	66,873
LG Electronics, Inc.	1,500	119,638
Panasonic Holdings Corp.	14,800	128,610

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Sony Group Corp.	39,745	$771,754
		1,086,875
Consumer Finance - 0.1%
Bajaj Finance Ltd.	4,235	389,281
Cholamandalam Investment & Finance Co. Ltd.	6,102	117,087
Krungthai Card PCL NVDR	24,365	36,914
Muthoot Finance Ltd.	1,581	38,333
Qifu Technology, Inc. ADR	2,400	71,544
SBI Cards & Payment Services Ltd.	3,309	30,550
Shriram Finance Ltd.	4,071	173,765
Sundaram Finance Ltd.	1,187	74,663
		932,137
Consumer Staples Merchandise Retail - 0.0% *
Aeon Co. Ltd.	4,175	113,803
Atacadao SA (a)	5,500	9,342
Carrefour SA	3,402	58,129
Cencosud SA	15,092	30,507
Sendas Distribuidora SA (a)	18,600	25,514
Wal-Mart de Mexico SAB de CV	79,886	241,141
		478,436
Copper - 0.1%
Amman Mineral Internasional PT (a)	93,100	57,034
Antofagasta PLC	2,633	71,095
First Quantum Minerals Ltd. (a)	4,710	64,290
Jiangxi Copper Co. Ltd., Class A	300	1,046
Jiangxi Copper Co. Ltd., Class H	16,782	34,180
KGHM Polska Miedz SA	1,925	79,960
Lundin Mining Corp.	4,344	45,564
Metals Acquisition Ltd., Class A (a)	1,551	21,481
Southern Copper Corp.	2,018	233,422
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	3,971
		612,043
Data Processing & Outsourced Services - 0.0% *
Computershare Ltd.	3,574	62,656
Teleperformance SE	357	37,054
WNS Holdings Ltd. (a)	1,346	70,948
		170,658
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	11,603
Anhui Gujing Distillery Co. Ltd., Class B	1,900	30,625
Davide Campari-Milano NV	4,054	34,386
Diageo PLC	14,206	496,007
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	10,310
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,700	24,094
Kweichow Moutai Co. Ltd., Class A	1,100	274,739
Luzhou Laojiao Co. Ltd., Class A	1,500	32,085
Pernod Ricard SA	1,290	195,224
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,040	32,527
	Number of Shares	Fair Value
Treasury Wine Estates Ltd.	5,368	$44,688
United Spirits Ltd.	4,104	77,862
Wuliangye Yibin Co. Ltd., Class A	3,300	76,627
		1,340,777
Distributors - 0.0% *
D'ieteren Group	133	28,188
GigaCloud Technology, Inc., Class A (a)	674	15,488
		43,676
Diversified Banks - 3.2%
ABN AMRO Bank NV (f)	2,874	51,978
Absa Group Ltd.	11,873	120,876
Abu Dhabi Commercial Bank PJSC	40,850	93,645
Abu Dhabi Islamic Bank PJSC	21,200	73,418
Agricultural Bank of China Ltd., Class A	91,347	62,650
Agricultural Bank of China Ltd., Class H	440,717	207,663
AIB Group PLC	11,423	65,592
Akbank TAS	45,252	81,537
Al Rajhi Bank	29,493	685,555
Alinma Bank	17,726	134,667
Alpha Services & Holdings SA	31,696	55,113
AMMB Holdings Bhd.	37,400	45,350
ANZ Group Holdings Ltd.	19,222	406,459
Arab National Bank	15,900	80,954
Axis Bank Ltd.	34,684	509,988
Banco Bilbao Vizcaya Argentaria SA	36,803	398,746
Banco BPM SpA	8,581	58,016
Banco Bradesco SA	18,367	44,149
Banco de Chile	661,610	84,516
Banco de Credito e Inversiones SA	1,613	50,282
Banco de Sabadell SA	36,429	77,613
Banco del Bajio SA (f)	11,000	25,825
Banco do Brasil SA	27,600	137,752
Banco Santander Chile	908,860	47,321
Banco Santander SA	99,018	508,397
Bancolombia SA	3,113	27,028
Bank AlBilad	9,206	96,688
Bank Al-Jazira (a)	8,423	38,529
Bank Central Asia Tbk. PT	859,300	586,015
Bank Hapoalim BM	8,517	85,383
Bank Leumi Le-Israel BM	9,585	93,899
Bank Mandiri Persero Tbk. PT	597,400	273,249
Bank Negara Indonesia Persero Tbk. PT	227,100	80,250
Bank of Baroda	14,528	42,959
Bank of Beijing Co. Ltd., Class A	31,600	26,369
Bank of China Ltd., Class A	42,794	30,573
Bank of China Ltd., Class H	1,223,868	578,255
Bank of Communications Co. Ltd., Class A	44,600	47,158
Bank of Communications Co. Ltd., Class H	132,127	101,381
Bank of Ireland Group PLC	6,407	71,720
Bank of Montreal	4,658	420,787
Bank of Nova Scotia	7,854	428,411
Bank of NT Butterfield & Son Ltd.	1,383	51,005
Bank of Shanghai Co. Ltd., Class A	9,900	11,161

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Bank of the Philippine Islands	26,292	$63,387
Bank Polska Kasa Opieki SA	2,492	95,424
Bank Rakyat Indonesia Persero Tbk. PT	1,086,609	355,265
Banque Saudi Fransi	8,277	71,045
Barclays PLC	94,169	283,637
BDO Unibank, Inc.	33,772	95,222
BNP Paribas SA	6,503	446,710
BOC Hong Kong Holdings Ltd.	23,500	75,333
Boubyan Bank KSCP	22,623	42,244
CaixaBank SA	23,081	138,174
Canadian Imperial Bank of Commerce	6,022	369,803
Canara Bank	39,105	51,951
Capitec Bank Holdings Ltd.	1,242	219,427
Chang Hwa Commercial Bank Ltd.	71,542	40,466
China CITIC Bank Corp. Ltd., Class H	116,881	74,635
China Common Rich Renewable Energy Investments Ltd. (a)(d)	64,000	—
China Construction Bank Corp., Class A	30,200	34,219
China Construction Bank Corp., Class H	1,481,000	1,121,117
China Everbright Bank Co. Ltd., Class A	34,220	17,602
China Everbright Bank Co. Ltd., Class H	46,883	15,935
China Merchants Bank Co. Ltd., Class A	17,100	91,894
China Merchants Bank Co. Ltd., Class H	63,000	312,668
China Minsheng Banking Corp. Ltd., Class A	46,100	26,480
China Minsheng Banking Corp. Ltd., Class H	65,700	26,813
China Zheshang Bank Co. Ltd., Class A	23,140	9,721
CIMB Group Holdings Bhd.	110,094	214,928
Commercial Bank PSQC	43,434	52,488
Commercial International Bank - Egypt (CIB)	24,801	43,389
Commerzbank AG	6,366	117,406
Commonwealth Bank of Australia	10,710	1,005,956
Credicorp Ltd.	1,200	217,164
Credit Agricole SA	6,708	102,752
CTBC Financial Holding Co. Ltd.	246,000	267,404
Danske Bank AS	4,379	132,101
DBS Group Holdings Ltd.	12,741	378,155
DNB Bank ASA	5,677	116,638
Dubai Islamic Bank PJSC	40,434	69,353
E.Sun Financial Holding Co. Ltd.	221,626	196,439
Emirates NBD Bank PJSC	26,659	147,339
Erste Group Bank AG	2,135	117,351
Eurobank Ergasias Services & Holdings SA, Class A	36,727	84,356
FinecoBank Banca Fineco SpA	4,085	70,096
First Abu Dhabi Bank PJSC	72,181	270,016
First Financial Holding Co. Ltd.	173,164	149,928
Grupo Financiero Banorte SAB de CV, Class O	39,700	282,530
Grupo Financiero Inbursa SAB de CV, Class O (a)	26,000	59,157
Gulf Bank KSCP	29,631	29,413
	Number of Shares	Fair Value
Haci Omer Sabanci Holding AS	21,177	$60,303
Hana Financial Group, Inc.	4,640	208,635
Hang Seng Bank Ltd.	5,100	64,181
HDFC Bank Ltd.	61,272	1,266,403
Hong Leong Bank Bhd.	9,800	51,240
HSBC Holdings PLC	118,504	1,063,729
Hua Nan Financial Holdings Co. Ltd.	123,309	100,139
Huaxia Bank Co. Ltd., Class A	22,200	23,568
ICICI Bank Ltd.	79,378	1,205,808
IDFC First Bank Ltd. (a)	53,047	47,064
IndusInd Bank Ltd.	4,200	72,552
Industrial & Commercial Bank of China Ltd., Class A	67,200	59,339
Industrial & Commercial Bank of China Ltd., Class H	983,505	587,507
Industrial Bank Co. Ltd., Class A	21,300	58,647
Industrial Bank of Korea	3,268	34,912
ING Groep NV	21,097	383,176
Inter & Co., Inc., Class A	3,900	25,974
Intesa Sanpaolo SpA	93,414	400,078
Israel Discount Bank Ltd., Class A	8,184	45,874
Japan Post Bank Co. Ltd.	9,100	85,122
KakaoBank Corp.	2,013	32,557
Kasikornbank PCL	9,700	45,218
KB Financial Group, Inc.	5,919	366,175
KBC Group NV	1,454	115,896
Komercni Banka AS	1,151	40,652
Kotak Mahindra Bank Ltd.	16,706	369,590
Krung Thai Bank PCL NVDR	63,077	40,382
Kuwait Finance House KSCP	158,803	372,491
Lloyds Banking Group PLC	398,174	314,045
Malayan Banking Bhd.	86,289	219,306
Masraf Al Rayan QSC	85,716	58,148
mBank SA (a)	258	41,522
Mediobanca Banca di Credito Finanziario SpA	3,394	58,049
Mega Financial Holding Co. Ltd.	187,795	233,212
Metropolitan Bank & Trust Co.	25,640	35,964
Mitsubishi UFJ Financial Group, Inc.	70,982	721,283
Mizrahi Tefahot Bank Ltd.	1,020	39,898
Mizuho Financial Group, Inc.	15,400	316,096
Moneta Money Bank AS (f)	6,354	31,272
National Australia Bank Ltd.	19,770	512,272
National Bank of Canada	2,160	204,240
National Bank of Greece SA	11,109	95,169
National Bank of Kuwait SAKP	123,400	356,961
NatWest Group PLC	42,308	195,163
Nedbank Group Ltd.	6,277	108,901
Nordea Bank Abp	20,110	237,278
NU Holdings Ltd., Class A (a)	68,960	941,304
OTP Bank Nyrt	3,671	192,498
Oversea-Chinese Banking Corp. Ltd.	21,630	254,768
Ping An Bank Co. Ltd., Class A	20,300	35,416
Piraeus Financial Holdings SA	15,242	65,083
Postal Savings Bank of China Co. Ltd., Class A	34,100	25,629
Postal Savings Bank of China Co. Ltd., Class H (f)	97,675	58,473

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Powszechna Kasa Oszczednosci Bank Polski SA	13,765	$200,861
Public Bank Bhd.	209,200	231,345
Punjab National Bank	29,593	37,859
Qatar International Islamic Bank QSC	14,405	43,480
Qatar Islamic Bank QPSC	25,837	151,502
Qatar National Bank QPSC	71,884	334,643
RHB Bank Bhd.	27,771	41,621
Riyad Bank	23,763	157,854
Royal Bank of Canada	9,056	1,131,539
Santander Bank Polska SA	547	64,777
Saudi Awwal Bank	14,327	132,332
Saudi Investment Bank	9,608	33,398
Saudi National Bank	44,221	404,324
Sberbank of Russia PJSC (d)**	192,160	—
SCB X PCL NVDR	13,396	45,378
Shanghai Commercial & Savings Bank Ltd.	54,565	66,554
Shanghai Pudong Development Bank Co. Ltd., Class A	45,800	66,292
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	19,959
Shinhan Financial Group Co. Ltd.	6,838	290,211
SinoPac Financial Holdings Co. Ltd.	153,669	117,753
Skandinaviska Enskilda Banken AB, Class A	10,087	154,490
Societe Generale SA	4,580	114,242
Standard Bank Group Ltd.	21,170	297,725
Standard Chartered PLC	13,775	146,523
State Bank of India	27,568	259,195
Sumitomo Mitsui Financial Group, Inc.	24,099	513,014
Sumitomo Mitsui Trust Holdings, Inc.	4,100	97,197
Svenska Handelsbanken AB, Class A	9,226	94,885
Swedbank AB, Class A	5,382	114,313
Taishin Financial Holding Co. Ltd.	159,652	92,825
Taiwan Business Bank	102,731	51,777
Taiwan Cooperative Financial Holding Co. Ltd.	164,634	134,739
TCS Group Holding PLC GDR (a)(d)**	500	—
TMBThanachart Bank PCL	400,000	24,489
Toronto-Dominion Bank	11,176	707,481
Turkiye Is Bankasi AS, Class C	109,873	45,187
UniCredit SpA	9,409	413,369
Union Bank of India Ltd.	17,524	25,673
United Overseas Bank Ltd.	8,100	203,258
VTB Bank PJSC (a)(d)**	14,053	—
Westpac Banking Corp.	22,127	486,921
Woori Financial Group, Inc.	8,092	95,913
Yapi ve Kredi Bankasi AS	44,636	40,370
Yes Bank Ltd. (a)	190,554	51,117
		35,717,960
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	16,608	101,463
Deutsche Bank AG	12,068	208,735
Macquarie Group Ltd.	2,317	373,516
Mirae Asset Securities Co. Ltd.	2,723	17,533
	Number of Shares	Fair Value
UBS Group AG	21,030	$649,685
		1,350,932
Diversified Chemicals - 0.1%
BASF SE	5,693	302,149
Mitsubishi Chemical Group Corp.	9,000	57,817
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,000	27,269
Pidilite Industries Ltd.	2,242	89,877
Sasol Ltd.	9,717	65,438
SRF Ltd.	2,234	66,588
		609,138
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	5,397	127,092
FirstRand Ltd.	80,085	386,007
Jio Financial Services Ltd. (a)	40,838	170,854
M&G PLC	14,917	41,498
Meritz Financial Group, Inc.	1,456	108,111
ORIX Corp.	7,300	169,333
Yuanta Financial Holding Co. Ltd.	148,280	148,531
		1,151,426
Diversified Metals & Mining - 0.3%
Anglo American PLC	8,096	263,779
BHP Group Ltd.	32,446	1,034,533
Boliden AB	1,820	61,854
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	5,895
China Rare Earth Resources & Technology Co. Ltd., Class A	500	2,023
CMOC Group Ltd., Class A	14,500	18,025
CMOC Group Ltd., Class H	57,000	55,991
Critical Metals Corp. (a)	242	1,801
GEM Co. Ltd., Class A	7,800	7,946
Glencore PLC (a)	66,193	379,746
GMK Norilskiy Nickel PAO (d)**	30,500	—
Grupo Mexico SAB de CV	48,342	270,712
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	11,477
Ivanhoe Mines Ltd., Class A (a)	4,204	62,611
Korea Zinc Co. Ltd.	121	63,660
Lifezone Holdings Ltd. (a)	965	6,755
Merdeka Copper Gold Tbk. PT (a)	198,993	35,750
Mineral Resources Ltd.	1,161	41,915
MMC Norilsk Nickel PJSC ADR (a)(d)**	8,131	—
MMG Ltd. (a)	96,000	34,235
Pilbara Minerals Ltd. (a)	18,848	42,758
Rio Tinto Ltd.	2,361	211,508
Rio Tinto PLC	7,202	511,904
Saudi Arabian Mining Co. (a)	20,700	269,275
South32 Ltd.	30,204	78,997
Sumitomo Metal Mining Co. Ltd.	1,600	47,998
Teck Resources Ltd., Class B	2,921	152,737
Vedanta Ltd.	19,712	120,587
Western Mining Co. Ltd., Class A	1,400	3,795
Yunnan Tin Co. Ltd., Class A	1,000	2,329

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	$6,451
		3,807,047
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	54,631	111,850
Ayala Land, Inc.	94,900	61,982
Barwa Real Estate Co.	31,838	24,948
Daito Trust Construction Co. Ltd.	400	48,686
Daiwa House Industry Co. Ltd.	3,600	113,381
DLF Ltd.	10,611	113,345
Hainan Airport Infrastructure Co. Ltd., Class A (a)	9,000	4,925
Mitsubishi Estate Co. Ltd.	7,300	115,262
Mitsui Fudosan Co. Ltd.	17,000	159,018
Nomura Real Estate Holdings, Inc.	696	18,641
Phoenix Mills Ltd.	3,590	79,067
Sumitomo Realty & Development Co. Ltd.	1,900	63,838
Sun Hung Kai Properties Ltd.	9,500	104,631
Wharf Holdings Ltd.	6,000	17,148
		1,036,722
Diversified REITs - 0.0% *
Covivio SA	337	20,517
Fibra Uno Administracion SA de CV	40,600	47,472
GPT Group	12,641	43,673
Land Securities Group PLC	4,666	40,745
Mirvac Group	25,990	38,766
Stockland	15,843	57,593
		248,766
Diversified Support Services - 0.0% *
Brambles Ltd.	8,824	116,495
Element Fleet Management Corp.	2,584	55,010
Indian Railway Catering & Tourism Corp. Ltd.	3,671	40,676
RB Global, Inc.	2,498	201,161
		413,342
Drug Retail - 0.0% *
Alibaba Health Information Technology Ltd. (a)	104,000	71,632
Clicks Group Ltd.	3,394	78,184
JD Health International, Inc. (a)(f)	14,100	63,534
MatsukiyoCocokara & Co.	2,100	34,545
Nahdi Medical Co.	553	19,399
Raia Drogasil SA	18,324	85,769
		353,063
Education Services - 0.0% *
New Oriental Education & Technology Group, Inc.	23,800	189,971
Pearson PLC	4,068	55,303
TAL Education Group ADR (a)	6,400	75,776
		321,050
Electric Utilities - 0.3%
Acciona SA	150	21,344
BKW AG	129	23,459
Centrais Eletricas Brasileiras SA	17,727	128,091
CEZ AS	2,290	89,242
	Number of Shares	Fair Value
Chubu Electric Power Co., Inc.	4,300	$50,533
CK Infrastructure Holdings Ltd.	4,000	27,396
CLP Holdings Ltd.	10,500	93,070
CPFL Energia SA	2,500	15,576
EDP SA	19,836	90,810
Elia Group SA	178	20,402
Emera, Inc.	1,917	75,619
Endesa SA	2,102	46,051
Enel Americas SA	412,573	42,176
Enel Chile SA	508,946	28,058
Enel SpA	51,954	416,030
Energisa SA	4,267	35,095
Equatorial Energia SA	15,220	90,831
Equatorial Energia SA (a)	1,038	6,202
Fortis, Inc.	3,132	142,464
Fortum OYJ	2,977	49,156
Hydro One Ltd. (f)	2,206	76,552
Iberdrola SA	39,048	605,320
Inter RAO UES PJSC (d)**	467,243	—
Interconexion Electrica SA ESP	8,314	34,021
Kansai Electric Power Co., Inc.	4,700	77,873
Korea Electric Power Corp.	3,729	58,600
Manila Electric Co.	4,030	31,514
Mercury NZ Ltd.	4,340	17,811
Origin Energy Ltd.	11,555	80,243
PGE Polska Grupa Energetyczna SA (a)	10,086	18,929
Power Assets Holdings Ltd.	8,500	54,496
Power Grid Corp. of India Ltd.	72,492	305,232
Public Power Corp. SA	3,076	41,333
Redeia Corp. SA	2,696	52,565
Saudi Electricity Co.	10,865	48,252
SSE PLC	7,160	180,844
Tata Power Co. Ltd.	20,998	120,925
Tenaga Nasional Bhd.	37,200	130,270
Terna - Rete Elettrica Nazionale	9,436	85,175
Tokyo Electric Power Co. Holdings, Inc. (a)	10,100	44,971
Torrent Power Ltd.	2,511	56,272
Verbund AG	449	37,332
		3,650,135
Electrical Components & Equipment - 0.2%
ABB Ltd.	10,110	587,148
CG Power & Industrial Solutions Ltd.	8,878	80,415
Contemporary Amperex Technology Co. Ltd., Class A	3,800	136,767
Ecopro BM Co. Ltd. (a)	697	98,338
Ecopro Co. Ltd. (a)	1,423	96,412
Ecopro Materials Co. Ltd. (a)	208	21,457
Eve Energy Co. Ltd., Class A	2,500	17,425
Fortune Electric Co. Ltd.	2,200	43,727
Freyr Battery, Inc. (a)	4,169	4,044
Fuji Electric Co. Ltd.	900	54,237
Ginlong Technologies Co. Ltd., Class A	300	3,566
Goneo Group Co. Ltd., Class A	580	6,900
Gotion High-tech Co. Ltd., Class A	1,800	5,941
Havells India Ltd.	3,576	85,895
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	9,738
L&F Co. Ltd. (a)	299	25,951

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Legrand SA	1,669	$192,416
LG Energy Solution Ltd. (a)	721	228,534
LS Electric Co. Ltd.	240	29,970
NIDEC Corp.	5,200	109,279
Polycab India Ltd.	982	81,502
POSCO Future M Co. Ltd.	444	84,882
Prysmian SpA	1,714	124,722
Sungrow Power Supply Co. Ltd., Class A	2,660	37,848
Sunwoda Electronic Co. Ltd., Class A	800	2,510
TBEA Co. Ltd., Class A	5,460	11,421
Voltronic Power Technology Corp.	1,000	63,988
Walsin Lihwa Corp.	39,000	43,133
WEG SA	27,246	272,120
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	5,849
		2,566,135
Electronic Components - 0.2%
AUO Corp.	97,200	52,368
Avary Holding Shenzhen Co. Ltd., Class A	2,900	14,822
BOE Technology Group Co. Ltd., Class A	28,600	18,267
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	11,662
Delta Electronics Thailand PCL NVDR	44,745	148,791
Delta Electronics, Inc.	31,000	372,727
E Ink Holdings, Inc.	12,000	111,102
Hamamatsu Photonics KK	1,600	20,979
Ibiden Co. Ltd.	900	27,842
Innolux Corp.	110,293	56,285
Kyocera Corp.	8,100	94,002
Largan Precision Co. Ltd.	2,000	160,523
Lens Technology Co. Ltd., Class A	4,960	14,493
LG Display Co. Ltd. (a)	4,924	41,193
LG Innotek Co. Ltd.	236	39,342
Lingyi iTech Guangdong Co., Class A	8,000	8,584
Luxshare Precision Industry Co. Ltd., Class A	5,600	34,775
Maxscend Microelectronics Co. Ltd., Class A	128	1,699
Murata Manufacturing Co. Ltd.	10,800	211,900
Omron Corp.	1,197	54,787
Samsung Electro-Mechanics Co. Ltd.	814	82,477
Samsung SDI Co. Ltd.	894	258,759
Shengyi Technology Co. Ltd., Class A	1,400	4,169
Shennan Circuits Co. Ltd., Class A	800	12,685
Sunny Optical Technology Group Co. Ltd.	9,200	68,104
TDK Corp.	12,500	159,309
Unimicron Technology Corp.	20,000	91,005
Yageo Corp.	7,143	140,619
Zhen Ding Technology Holding Ltd.	9,665	34,663
		2,347,933
Electronic Equipment & Instruments - 0.1%
Halma PLC	2,548	89,135
Hexagon AB, Class B	13,175	141,932
Keyence Corp.	1,282	612,678
	Number of Shares	Fair Value
Shimadzu Corp.	1,600	$53,401
SUPCON Technology Co. Ltd., Class A	1,570	11,286
TCL Technology Group Corp., Class A	14,329	9,377
Wuhan Guide Infrared Co. Ltd., Class A	4,550	4,772
Yokogawa Electric Corp.	1,500	38,329
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	6,889
		967,799
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	9,000	36,962
Fabrinet (a)	1,087	257,010
Foxconn Industrial Internet Co. Ltd., Class A	10,800	38,872
GoerTek, Inc., Class A	2,448	7,929
Hon Hai Precision Industry Co. Ltd.	190,000	1,125,717
Wingtech Technology Co. Ltd., Class A	1,200	5,612
		1,472,102
Environmental & Facilities Services - 0.0% *
Rentokil Initial PLC	16,991	83,050
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	7,148
		90,198
Fertilizers & Agricultural Chemicals - 0.0% *
ICL Group Ltd.	4,659	19,890
Nutrien Ltd.	3,143	151,200
OCI NV	638	18,214
PhosAgro PJSC (a)(d)	13	—
PhosAgro PJSC GDR (a)(d)**	1,956	—
PI Industries Ltd.	1,191	66,169
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	8,751
SABIC Agri-Nutrients Co.	3,397	107,577
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	9,243
UPL Ltd.	10,027	73,365
Yara International ASA	1,016	32,228
Zangge Mining Co. Ltd., Class A	900	3,697
		490,334
Financial Exchanges & Data - 0.1%
ASX Ltd.	1,291	57,258
B3 SA - Brasil Bolsa Balcao	80,800	158,906
Deutsche Boerse AG	1,212	285,004
East Money Information Co. Ltd., Class A	16,188	46,954
Euronext NV (f)	535	58,186
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	13,811
Hong Kong Exchanges & Clearing Ltd.	7,683	322,651
Japan Exchange Group, Inc.	6,600	85,615
London Stock Exchange Group PLC	3,055	418,797
Moscow Exchange MICEX-RTS PJSC (d)**	17,461	—
Saudi Tadawul Group Holding Co.	719	43,469
Singapore Exchange Ltd.	5,636	50,205

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
TMX Group Ltd.	1,847	$57,955
		1,598,811
Food Distributors - 0.0% *
Bid Corp. Ltd.	5,585	143,494
CP Axtra PCL	38,700	39,088
		182,582
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	4,882	270,200
Avenue Supermarts Ltd. (a)(f)	2,641	160,610
BIM Birlesik Magazalar AS	6,661	96,689
Coles Group Ltd.	8,485	106,310
CP ALL PCL NVDR	82,277	167,482
Dino Polska SA (a)(f)	680	62,163
Empire Co. Ltd., Class A	828	25,331
Endeavour Group Ltd.	10,019	34,892
George Weston Ltd.	402	67,548
J Sainsbury PLC	10,976	43,491
Jeronimo Martins SGPS SA	1,860	36,618
Kesko OYJ, Class B	1,691	36,169
Kobe Bussan Co. Ltd.	900	28,465
Koninklijke Ahold Delhaize NV	5,967	206,643
Loblaw Cos. Ltd.	971	129,433
Metro, Inc.	1,353	85,620
President Chain Store Corp.	11,000	102,539
Seven & i Holdings Co. Ltd.	14,151	212,404
Shoprite Holdings Ltd.	7,041	120,852
Sumber Alfaria Trijaya Tbk. PT	242,800	50,677
Tesco PLC	44,122	212,289
Woolworths Group Ltd.	7,774	179,594
		2,436,019
Footwear - 0.0% *
Asics Corp.	4,300	90,214
Birkenstock Holding PLC (a)	400	19,716
Feng TAY Enterprise Co. Ltd.	9,600	47,323
Pou Chen Corp.	32,000	36,554
Puma SE	649	27,162
		220,969
Forest Products - 0.0% *
Svenska Cellulosa AB SCA, Class B	4,034	58,879
West Fraser Timber Co. Ltd.	340	33,163
		92,042
Gas Utilities - 0.1%
AltaGas Ltd.	1,957	48,499
APA Group	9,020	48,559
Beijing Enterprises Holdings Ltd.	6,500	23,347
Brookfield Infrastructure Corp., Class A	3,571	155,089
China Gas Holdings Ltd.	43,000	40,024
China Resources Gas Group Ltd.	13,600	54,890
ENN Energy Holdings Ltd.	11,400	88,133
ENN Natural Gas Co. Ltd., Class A	5,300	15,585
GAIL India Ltd.	32,533	93,284
Hong Kong & China Gas Co. Ltd.	74,650	61,508
Kunlun Energy Co. Ltd.	56,000	57,820
Osaka Gas Co. Ltd.	2,500	56,348
Petronas Gas Bhd.	10,349	45,176
	Number of Shares	Fair Value
Snam SpA	13,479	$68,763
Tokyo Gas Co. Ltd.	2,400	55,990
		913,015
Gold - 0.2%
Agnico Eagle Mines Ltd.	3,193	257,506
Anglogold Ashanti PLC	5,971	159,038
Barrick Gold Corp.	11,188	222,775
Caledonia Mining Corp. PLC	465	6,956
Cia de Minas Buenaventura SAA ADR	2,800	38,752
Endeavour Mining PLC	1,117	26,535
Franco-Nevada Corp.	1,222	151,946
Gold Fields Ltd.	13,915	217,077
Harmony Gold Mining Co. Ltd.	8,044	83,154
i-80 Gold Corp. (a)	8,132	9,433
Kinross Gold Corp.	8,221	77,101
Northern Star Resources Ltd.	7,698	85,288
Novagold Resources, Inc. (a)	7,349	30,131
Polyus PJSC GDR (a)(d)**	977	—
Polyus PJSC (a)(d)**	122	—
Shandong Gold Mining Co. Ltd., Class A	3,000	12,555
Shandong Gold Mining Co. Ltd., Class H (f)	14,250	32,105
SSR Mining, Inc.	6,111	34,711
Wheaton Precious Metals Corp.	2,884	176,334
Zhaojin Mining Industry Co. Ltd., Class H	18,000	31,933
Zhongjin Gold Corp. Ltd., Class A	4,900	10,642
Zijin Mining Group Co. Ltd., Class A	22,900	59,355
Zijin Mining Group Co. Ltd., Class H	83,119	188,977
		1,912,304
Healthcare Distributors - 0.0% *
Amplifon SpA	759	21,863
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	3,943
Huadong Medicine Co. Ltd., Class A	1,700	8,499
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	5,138
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	14,692
Sinopharm Group Co. Ltd., Class H	18,400	49,272
		103,407
Healthcare Equipment - 0.1%
BioMerieux	255	30,622
Carl Zeiss Meditec AG	239	18,978
Cochlear Ltd.	413	80,824
Demant AS (a)	609	23,851
DiaSorin SpA	178	20,839
Fisher & Paykel Healthcare Corp. Ltd.	3,916	86,581
Getinge AB, Class B	1,408	30,392
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	3,282
Koninklijke Philips NV (a)	5,078	166,732
Lepu Medical Technology Beijing Co. Ltd., Class A	2,300	4,328
Olympus Corp.	7,500	142,539

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	$15,217
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	46,052
Siemens Healthineers AG (f)	1,785	107,297
Smith & Nephew PLC	5,525	85,819
Sonova Holding AG	321	115,606
Straumann Holding AG	706	115,707
Sysmex Corp.	3,400	67,197
Terumo Corp.	8,500	160,445
		1,322,308
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	23,374
Apollo Hospitals Enterprise Ltd.	1,750	150,338
Bangkok Dusit Medical Services PCL NVDR	181,883	169,575
Bumrungrad Hospital PCL NVDR	8,260	69,052
Dallah Healthcare Co.	522	22,403
Dr. Sulaiman Al Habib Medical Services Group Co.	1,211	95,746
IHH Healthcare Bhd.	25,100	43,583
Max Healthcare Institute Ltd.	11,058	130,075
Mouwasat Medical Services Co.	1,444	38,454
Ramsay Health Care Ltd.	1,221	35,255
Rede D'Or Sao Luiz SA (f)	8,200	46,573
		824,428
Healthcare Services - 0.0% *
Fresenius Medical Care AG	1,365	58,179
Fresenius SE & Co. KGaA (a)	2,674	102,153
Nano-X Imaging Ltd. (a)	1,523	9,260
Sonic Healthcare Ltd.	3,040	57,428
		227,020
Healthcare Supplies - 0.1%
Coloplast AS, Class B	799	104,667
EssilorLuxottica SA	1,899	450,580
HLB, Inc. (a)	1,676	109,837
Hoya Corp.	2,200	304,299
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	26,336
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	9,369
		1,005,088
Healthcare Technology - 0.0% *
M3, Inc.	2,700	27,143
Pro Medicus Ltd.	376	46,497
		73,640
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	766	73,628
Bharat Heavy Electricals Ltd.	15,462	51,607
Dongfang Electric Corp. Ltd., Class A	4,000	9,030
Doosan Enerbility Co. Ltd. (a)	6,533	89,475
Goldwind Science & Technology Co. Ltd., Class A	2,800	4,009
HD Hyundai Electric Co. Ltd.	373	93,985
Mitsubishi Electric Corp.	12,100	194,857
	Number of Shares	Fair Value
NARI Technology Co. Ltd., Class A	6,355	$25,125
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	9,946
Siemens Energy AG (a)	4,052	149,550
Suzlon Energy Ltd. (a)	157,554	150,501
Vestas Wind Systems AS (a)	6,415	141,995
		993,708
Highways & Railtracks - 0.0% *
Bangkok Expressway & Metro PCL NVDR	86,474	21,902
CCR SA	12,700	28,218
Getlink SE	1,990	35,579
Jiangsu Expressway Co. Ltd., Class H	26,000	26,343
Promotora y Operadora de Infraestructura SAB de CV	3,155	29,828
Taiwan High Speed Rail Corp.	33,000	30,866
Transurban Group	19,677	179,237
Zhejiang Expressway Co. Ltd., Class H	22,080	15,464
		367,437
Home Building - 0.0% *
Barratt Developments PLC	9,389	60,287
Berkeley Group Holdings PLC	677	42,862
Persimmon PLC	2,115	46,625
Sekisui Chemical Co. Ltd.	2,500	39,001
Sekisui House Ltd.	3,758	104,407
Taylor Wimpey PLC	23,482	51,751
		344,933
Home Furnishing Retail - 0.0% *
Nitori Holdings Co. Ltd.	500	76,185
Home Furnishings - 0.0% *
Nien Made Enterprise Co. Ltd.	2,000	32,231
Oppein Home Group, Inc., Class A	500	4,465
		36,696
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	95,609	30,901
Kingfisher PLC	12,398	53,549
Mr. DIY Group M Bhd. (f)	42,900	22,056
		106,506
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	1,287	56,018
Amadeus IT Group SA	2,869	207,870
Despegar.com Corp. (a)	1,774	21,998
H World Group Ltd. ADR	3,600	133,920
Hanjin Kal Corp.	490	30,913
Indian Hotels Co. Ltd.	12,318	100,645
InterContinental Hotels Group PLC	1,021	111,424
Minor International PCL NVDR	47,077	41,331
Tongcheng Travel Holdings Ltd.	18,800	48,310
TravelSky Technology Ltd., Class H	27,000	40,183
Trip.com Group Ltd. (a)	8,450	534,142
Whitbread PLC	1,223	51,412
		1,378,166

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Household Appliances - 0.0% *
Coway Co. Ltd.	967	$49,322
Ecovacs Robotics Co. Ltd., Class A	400	2,927
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	28,085
Haier Smart Home Co. Ltd., Class A	5,200	23,887
Haier Smart Home Co. Ltd., Class H	35,200	141,389
Hisense Home Appliances Group Co. Ltd., Class H	9,000	33,602
Midea Group Co. Ltd., Class A	3,100	33,690
SEB SA	147	16,816
		329,718
Household Products - 0.1%
Essity AB, Class B	3,864	120,800
Henkel AG & Co. KGaA	692	58,965
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	39,796
Reckitt Benckiser Group PLC	4,451	273,263
Unicharm Corp.	2,600	94,210
Unilever Indonesia Tbk. PT	125,600	18,334
		605,368
Human Resource & Employment Services - 0.1%
Adecco Group AG	1,110	37,871
Randstad NV	669	33,300
Recruit Holdings Co. Ltd.	9,537	580,394
		651,565
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co.	2,249	296,517
Adani Power Ltd. (a)	10,377	81,250
CGN Power Co. Ltd., Class A	9,100	5,851
CGN Power Co. Ltd., Class H (f)	196,000	75,700
China National Nuclear Power Co. Ltd., Class A	16,500	26,287
China Power International Development Ltd.	66,000	31,524
China Resources Power Holdings Co. Ltd.	28,000	76,060
GD Power Development Co. Ltd., Class A	10,800	8,441
Gulf Energy Development PCL NVDR	37,215	65,923
Huadian Power International Corp. Ltd., Class A	16,100	13,780
Huaneng Power International, Inc., Class A	7,700	8,483
Huaneng Power International, Inc., Class H	62,000	38,074
JSW Energy Ltd.	5,376	47,026
NTPC Ltd.	66,715	352,836
RWE AG	4,018	146,547
SDIC Power Holdings Co. Ltd., Class A	5,600	13,563
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,893
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	11,059
		1,304,814
Industrial Conglomerates - 0.3%
Alfa SAB de CV, Class A	40,900	33,614
Astra International Tbk. PT	283,700	94,629
Ayala Corp.	3,680	44,098
	Number of Shares	Fair Value
Bidvest Group Ltd.	6,490	$110,269
Brookfield Business Corp., Class A	808	20,467
CITIC Ltd.	90,000	106,366
CK Hutchison Holdings Ltd.	17,000	97,831
DCC PLC	655	44,764
Far Eastern New Century Corp.	37,000	44,896
Fosun International Ltd.	31,000	19,875
Grupo Carso SAB de CV	9,860	61,317
GS Holdings Corp.	672	21,866
Hikari Tsushin, Inc.	100	22,280
Hitachi Ltd.	29,670	784,272
Industries Qatar QSC	20,836	74,623
Investment AB Latour, Class B	908	28,369
Jardine Matheson Holdings Ltd.	1,000	39,060
JG Summit Holdings, Inc.	46,990	23,311
Keppel Ltd.	9,600	49,647
KOC Holding AS	11,062	60,896
LG Corp.	1,326	80,207
Lifco AB, Class B	1,546	50,971
Metlen Energy & Metals SA	2,076	81,973
Multiply Group PJSC (a)	69,559	44,693
Samsung C&T Corp.	1,189	125,292
Siemens AG	4,863	984,196
Siemens Ltd.	1,483	128,301
Sime Darby Bhd.	56,158	33,503
SK Square Co. Ltd. (a)	1,412	87,244
SK, Inc.	522	61,153
SM Investments Corp.	3,230	55,104
Smiths Group PLC	2,308	51,917
Sunway Bhd.	31,900	32,492
Swire Pacific Ltd., Class A	2,500	21,371
Turkiye Sise ve Cam Fabrikalari AS	13,770	17,360
		3,638,227
Industrial Gases - 0.1%
Air Liquide SA	3,697	714,877
Nippon Sanso Holdings Corp.	1,100	40,089
		754,966
Industrial Machinery & Supplies & Components - 0.2%
Airtac International Group	2,364	68,201
Alfa Laval AB	1,942	93,416
Atlas Copco AB, A Shares	17,138	332,139
Atlas Copco AB, B Shares	9,919	170,069
Daifuku Co. Ltd.	2,000	38,612
FANUC Corp.	6,000	175,755
GEA Group AG	1,028	50,435
Haitian International Holdings Ltd.	9,655	31,075
Hoshizaki Corp.	700	24,390
Indutrade AB	1,819	56,634
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	8,102
Kone OYJ, Class B	2,155	129,153
Luxfer Holdings PLC	778	10,075
Makita Corp.	1,500	50,766
Minebea Mitsumi, Inc.	2,400	47,282
Mitsubishi Heavy Industries Ltd.	20,470	303,029
Ningbo Deye Technology Co. Ltd., Class A	504	7,322
Rational AG	32	32,678
Sandvik AB	6,769	151,519

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Schindler Holding AG	428	$124,452
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	15,616
SKF AB, Class B	2,254	44,917
SMC Corp.	340	151,293
Spirax Group PLC	490	49,393
Techtronic Industries Co. Ltd.	8,500	129,237
Thermax Ltd.	458	27,874
Trelleborg AB, B Shares	1,432	55,124
VAT Group AG (f)	181	92,437
Wartsila OYJ Abp	3,362	75,418
Yaskawa Electric Corp.	1,600	55,906
		2,602,319
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	24,800	55,326
Goodman Group	10,897	279,637
Nippon Prologis REIT, Inc.	14	24,097
Prologis Property Mexico SA de CV	11,500	37,788
Segro PLC	8,554	100,282
Warehouses De Pauw CVA	1,103	29,470
		526,600
Insurance Brokers - 0.0% *
PB Fintech Ltd. (a)	4,974	96,152
Integrated Oil & Gas - 0.3%
Cenovus Energy, Inc.	8,848	148,149
China Petroleum & Chemical Corp., Class A	37,300	37,094
China Petroleum & Chemical Corp., Class H	384,000	239,274
Eni SpA	14,652	223,733
Equinor ASA	5,319	134,684
Galp Energia SGPS SA	3,107	58,255
Gazprom PJSC ADR (a)(d)**	77,360	—
Gazprom PJSC (d)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	8,527
Imperial Oil Ltd.	1,184	83,391
LUKOIL PJSC (d)**	7,480	—
MOL Hungarian Oil & Gas PLC	6,069	45,502
Novatek PJSC GDR (a)(d)**	1,641	—
Oil & Natural Gas Corp. Ltd.	50,594	179,672
OMV AG	974	41,699
PetroChina Co. Ltd., Class A	24,900	32,092
PetroChina Co. Ltd., Class H	316,000	257,926
Petroleo Brasileiro SA	54,300	391,561
PTT PCL NVDR	139,976	147,904
Repsol SA	7,707	101,883
Rosneft Oil Co. PJSC (d)**	20,586	—
Saudi Arabian Oil Co. (f)	59,726	431,459
Suncor Energy, Inc.	8,142	300,861
Surgutneftegas PJSC ADR (a)(d)**	9,978	—
Surgutneftegas PJSC (d)**	31,000	—
TotalEnergies SE	13,808	901,510
		3,765,176
Integrated Telecommunication Services - 0.3%
BCE, Inc.	434	15,105
BT Group PLC	43,357	86,014
Cellnex Telecom SA (a)(f)	3,364	136,773
China Tower Corp. Ltd., Class H (f)	634,000	84,071
	Number of Shares	Fair Value
Chunghwa Telecom Co. Ltd.	59,071	$234,257
Deutsche Telekom AG	22,322	657,440
Elisa OYJ	943	50,117
Emirates Telecommunications Group Co. PJSC	56,780	285,987
Hellenic Telecommunications Organization SA	2,621	45,311
HKT Trust & HKT Ltd.	23,815	30,506
Indus Towers Ltd. (a)	19,527	91,470
Infrastrutture Wireless Italiane SpA (f)	2,054	25,331
Koninklijke KPN NV	25,000	102,370
KT Corp.	757	23,271
LG Uplus Corp.	2,052	15,394
Nippon Telegraph & Telephone Corp.	190,325	195,328
Ooredoo QPSC	12,728	40,970
Operadora De Sites Mexicanos SAB de CV	26,500	20,914
Orange SA	11,828	135,769
Quebecor, Inc., Class B	966	25,248
Saudi Telecom Co.	30,405	354,187
Singapore Telecommunications Ltd.	47,100	119,036
Spark New Zealand Ltd.	11,060	21,322
Swisscom AG	164	107,415
Tata Communications Ltd.	1,426	36,326
Telecom Italia SpA (a)	59,083	16,452
Telefonica Brasil SA	5,487	56,242
Telefonica SA	25,168	123,478
Telekom Malaysia Bhd.	15,397	25,092
Telenor ASA	4,185	53,640
Telia Co. AB	15,655	50,718
Telkom Indonesia Persero Tbk. PT	702,300	138,697
Telstra Group Ltd.	27,063	72,847
TELUS Corp.	3,244	54,485
True Corp. PCL NVDR (a)	169,442	58,978
		3,590,561
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	7,673
Bilibili, Inc., Class Z (a)	4,260	106,287
Capcom Co. Ltd.	2,300	53,512
CD Projekt SA	1,255	56,971
Kingsoft Corp. Ltd.	13,200	50,217
Konami Group Corp.	600	61,011
Krafton, Inc. (a)	417	109,217
NCSoft Corp.	236	34,470
NetEase, Inc.	29,370	569,061
Netmarble Corp. (a)(f)	252	11,466
Nexon Co. Ltd.	2,200	43,519
Nintendo Co. Ltd.	6,633	354,094
Sea Ltd. ADR (a)	2,400	226,272
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	8,600	5,124
		1,688,894
Interactive Media & Services - 0.7%
Auto Trader Group PLC (f)	6,017	70,039
Autohome, Inc. ADR	1,200	39,144
Baidu, Inc., Class A (a)	35,650	484,666
CAR Group Ltd.	2,383	61,929
Grindr, Inc. (a)	668	7,969
Info Edge India Ltd.	1,031	99,662

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Kakao Corp.	4,466	$123,458
Kanzhun Ltd. ADR	4,900	85,064
Kuaishou Technology (a)(f)	35,900	253,507
LY Corp.	17,696	51,873
NAVER Corp.	2,072	268,408
Nebius Group NV (a)(d)**	4,697	—
REA Group Ltd.	350	48,805
Scout24 SE (f)	495	42,676
SEEK Ltd.	2,207	38,048
Tencent Holdings Ltd.	97,975	5,607,942
VK IPJSC GDR (a)(d)**	1,600	—
Webtoon Entertainment, Inc. (a)	450	5,148
		7,288,338
Internet Services & Infrastructure - 0.1%
Shopify, Inc., Class A (a)	7,731	620,048
Wix.com Ltd. (a)	352	58,844
		678,892
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	5,937
China Galaxy Securities Co. Ltd., Class H	58,500	54,678
China International Capital Corp. Ltd., Class A	1,200	6,620
China International Capital Corp. Ltd., Class H (f)	47,600	85,181
China Merchants Securities Co. Ltd., Class A	18,800	52,220
CITIC Securities Co. Ltd., Class A	16,990	66,031
CITIC Securities Co. Ltd., Class H	34,425	91,076
CSC Financial Co. Ltd., Class A	4,000	15,352
Daiwa Securities Group, Inc.	8,900	62,531
Everbright Securities Co. Ltd., Class A	3,600	9,902
Founder Securities Co. Ltd., Class A	17,500	23,354
Futu Holdings Ltd. ADR (a)	300	28,695
GF Securities Co. Ltd., Class A	3,200	7,636
Guosen Securities Co. Ltd., Class A	6,800	11,494
Guotai Junan Securities Co. Ltd., Class A	4,100	8,612
Haitong Securities Co. Ltd., Class A	14,800	18,546
Haitong Securities Co. Ltd., Class H	92,000	42,961
Huatai Securities Co. Ltd., Class A	4,600	11,568
Huatai Securities Co. Ltd., Class H (f)	20,000	32,237
Industrial Securities Co. Ltd., Class A	7,500	7,309
Korea Investment Holdings Co. Ltd.	1,059	59,441
NH Investment & Securities Co. Ltd.	1,122	11,514
Nomura Holdings, Inc.	19,000	98,693
Orient Securities Co. Ltd., Class A	8,192	13,004
SBI Holdings, Inc.	1,800	41,464
SDIC Capital Co. Ltd., Class A	14,100	16,440
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	11,197
	Number of Shares	Fair Value
SooChow Securities Co. Ltd., Class A	2,100	$2,526
XP, Inc., Class A	8,600	154,284
Zheshang Securities Co. Ltd., Class A	5,400	11,118
Zhongtai Securities Co. Ltd., Class A	7,200	7,531
		1,069,152
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A (b)	4,681	1,654,640
Arabian Internet & Communications Services Co.	348	26,160
Bechtle AG	495	22,164
Capgemini SE	989	214,077
CGI, Inc. (a)	1,295	149,175
Elm Co.	350	108,543
Fujitsu Ltd.	10,600	217,536
HCL Technologies Ltd.	14,898	319,307
Infosys Ltd.	49,802	1,114,645
LTIMindtree Ltd. (f)	1,316	98,060
Mphasis Ltd.	2,192	78,743
NEC Corp.	1,540	148,035
Nomura Research Institute Ltd.	2,360	87,444
NTT Data Group Corp.	4,200	75,593
Obic Co. Ltd.	2,000	70,554
Otsuka Corp.	1,500	37,164
Persistent Systems Ltd.	1,508	98,080
Posco DX Co. Ltd.	441	10,286
Samsung SDS Co. Ltd.	570	67,431
SCSK Corp.	900	18,621
Tata Consultancy Services Ltd.	13,930	709,538
Tech Mahindra Ltd.	7,751	145,879
TIS, Inc.	1,300	33,182
Wipro Ltd.	19,070	123,214
		5,628,071
Leisure Facilities - 0.0% *
Oriental Land Co. Ltd.	6,900	178,385
Leisure Products - 0.0% *
Bandai Namco Holdings, Inc.	3,800	87,030
Shimano, Inc.	452	85,856
		172,886
Life & Health Insurance - 0.5%
Aegon Ltd.	9,068	58,374
AIA Group Ltd.	71,189	638,341
Bupa Arabia for Cooperative Insurance Co.	1,114	61,529
Cathay Financial Holding Co. Ltd.	147,529	310,008
China Life Insurance Co. Ltd., Class A	3,900	24,519
China Life Insurance Co. Ltd., Class H	115,000	231,258
China Taiping Insurance Holdings Co. Ltd.	27,200	43,772
Co. for Cooperative Insurance	876	34,467
Dai-ichi Life Holdings, Inc.	5,800	149,298
Discovery Ltd.	10,173	101,420
Fubon Financial Holding Co. Ltd.	125,087	357,318
Great-West Lifeco, Inc.	1,863	63,601
HDFC Life Insurance Co. Ltd. (f)	13,885	118,965

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
iA Financial Corp., Inc.	652	$54,102
ICICI Prudential Life Insurance Co. Ltd. (f)	4,194	39,044
Japan Post Holdings Co. Ltd.	12,200	116,507
Japan Post Insurance Co. Ltd.	1,200	21,846
KGI Financial Holding Co. Ltd.	229,120	119,460
Legal & General Group PLC	37,754	114,601
Manulife Financial Corp.	11,389	336,962
Medibank Pvt Ltd.	18,265	46,250
New China Life Insurance Co. Ltd., Class A	1,600	10,612
New China Life Insurance Co. Ltd., Class H	13,500	42,147
NN Group NV	1,710	85,460
Old Mutual Ltd.	104,530	83,102
Phoenix Group Holdings PLC	4,329	32,489
Ping An Insurance Group Co. of China Ltd., Class A	8,900	72,600
Ping An Insurance Group Co. of China Ltd., Class H	104,500	674,693
Poste Italiane SpA (f)	3,019	42,420
Power Corp. of Canada	3,575	112,891
Prudential PLC	17,424	162,340
Samsung Life Insurance Co. Ltd.	1,137	81,034
Sanlam Ltd.	24,834	126,818
SBI Life Insurance Co. Ltd. (f)	6,439	141,687
Shin Kong Financial Holding Co. Ltd. (a)	261,931	99,735
Sun Life Financial, Inc.	3,684	213,931
Swiss Life Holding AG	183	153,160
T&D Holdings, Inc.	3,300	57,561
		5,234,322
Life Sciences Tools & Services - 0.1%
Bachem Holding AG	203	17,134
Divi's Laboratories Ltd.	1,670	108,476
Eurofins Scientific SE	899	57,089
Genscript Biotech Corp. (a)	18,000	32,304
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	4,929
Lonza Group AG	461	292,159
Pharmaron Beijing Co. Ltd., Class A	675	2,927
Samsung Biologics Co. Ltd. (a)(f)	274	204,709
Sartorius Stedim Biotech	193	40,441
WuXi AppTec Co. Ltd., Class A	3,420	25,586
WuXi AppTec Co. Ltd., Class H (f)	6,008	42,232
Wuxi Biologics Cayman, Inc. (a)(f)	55,000	123,914
		951,900
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos SA (a)(f)	69,240	50,858
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	8,133	140,549
China Merchants Port Holdings Co. Ltd.	24,353	38,814
International Container Terminal Services, Inc.	14,340	103,384
Shanghai International Port Group Co. Ltd., Class A	3,100	2,879
		285,626
	Number of Shares	Fair Value
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	18	$29,239
AP Moller - Maersk AS, Class B	30	50,573
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	13,491
COSCO SHIPPING Holdings Co. Ltd., Class H	49,682	83,406
Costamare, Inc.	1,236	19,430
Evergreen Marine Corp. Taiwan Ltd.	14,400	91,460
Golden Ocean Group Ltd.	3,592	48,061
Himalaya Shipping Ltd. (a)	872	7,551
HMM Co. Ltd.	3,879	54,965
Kawasaki Kisen Kaisha Ltd.	2,600	40,243
Kuehne & Nagel International AG	305	83,450
MISC Bhd.	16,775	31,731
Mitsui OSK Lines Ltd.	2,300	79,207
Nippon Yusen KK	2,900	105,830
Orient Overseas International Ltd.	1,500	21,320
Safe Bulkers, Inc.	2,003	10,376
SITC International Holdings Co. Ltd.	8,000	21,629
Wan Hai Lines Ltd.	7,670	23,752
Yang Ming Marine Transport Corp.	25,000	54,508
		870,222
Metal, Glass & Plastic Containers - 0.0% *
CCL Industries, Inc., Class B	994	60,665
Motorcycle Manufacturers - 0.1%
Bajaj Auto Ltd.	968	142,610
Eicher Motors Ltd.	1,957	117,377
Hero MotoCorp Ltd.	1,730	117,927
Livewire Group, Inc. (a)	432	2,635
TVS Motor Co. Ltd.	3,418	115,829
Yadea Group Holdings Ltd. (f)	16,753	29,807
Yamaha Motor Co. Ltd.	5,200	46,533
		572,718
Movies & Entertainment - 0.1%
Beijing Enlight Media Co. Ltd., Class A	5,600	7,121
Bollore SE	4,375	29,223
China Ruyi Holdings Ltd. (a)	104,000	30,260
CTS Eventim AG & Co. KGaA	411	42,819
HYBE Co. Ltd.	287	37,047
iQIYI, Inc. ADR (a)	6,500	18,590
Mango Excellent Media Co. Ltd., Class A	1,600	6,017
Tencent Music Entertainment Group ADR	12,700	153,035
Toho Co. Ltd.	700	28,447
Universal Music Group NV	5,227	137,090
Wanda Film Holding Co. Ltd., Class A (a)	1,800	3,212
		492,861
Multi-Family Residential REITs - 0.0% *
Canadian Apartment Properties REIT	494	20,108
Multi-Line Insurance - 0.3%
Ageas SA	1,061	56,744

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Al Rajhi Co. for Co-operative Insurance (a)	595	$30,421
Allianz SE	2,506	825,063
ASR Nederland NV	1,054	51,758
Aviva PLC	16,964	110,041
AXA SA	11,611	447,456
Baloise Holding AG	272	55,622
BB Seguridade Participacoes SA	9,403	61,296
Caixa Seguridade Participacoes SA	9,500	25,382
China Pacific Insurance Group Co. Ltd., Class A	7,800	43,577
China Pacific Insurance Group Co. Ltd., Class H	40,689	146,674
Generali	6,491	187,989
Gjensidige Forsikring ASA	1,212	22,715
Helvetia Holding AG	244	42,231
Powszechny Zaklad Ubezpieczen SA	8,155	89,451
Talanx AG	399	33,665
Zurich Insurance Group AG	936	565,672
		2,795,757
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	47,589
Eurazeo SE	277	22,800
EXOR NV	665	71,360
Groupe Bruxelles Lambert NV	583	45,513
Industrivarden AB, Class A	743	27,502
Industrivarden AB, Class C	1,035	38,116
Investor AB, Class B	11,047	340,621
L E Lundbergforetagen AB, Class B	464	26,595
Remgro Ltd.	6,904	63,032
Sofina SA	94	26,605
Washington H Soul Pattinson & Co. Ltd.	1,544	37,222
		746,955
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	805	21,398
Centrica PLC	35,592	55,690
E.ON SE	14,302	213,169
Engie SA	11,633	201,431
National Grid PLC	30,739	424,687
Power & Water Utility Co. for Jubail & Yanbu	1,409	22,611
Qatar Electricity & Water Co. QSC	5,469	23,718
Sembcorp Industries Ltd.	5,400	23,335
Veolia Environnement SA	4,383	144,402
YTL Corp. Bhd.	60,900	37,070
YTL Power International Bhd.	48,400	42,960
		1,210,471
Office REITs - 0.0% *
Dexus	6,648	34,959
Gecina SA	284	32,774
Japan Real Estate Investment Corp.	8	31,935
Nippon Building Fund, Inc.	50	46,071
		145,739
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery, Inc., Class A	1,000	5,060
	Number of Shares	Fair Value
Oil & Gas Drilling - 0.0% *
Ades Holding Co.	6,751	$36,208
ADNOC Drilling Co. PJSC	28,669	36,919
Borr Drilling Ltd. (a)	7,196	39,506
China Oilfield Services Ltd., Class H	32,000	29,456
Seadrill Ltd. (a)	2,038	80,990
		223,079
Oil & Gas Equipment & Services - 0.0% *
Offshore Oil Engineering Co. Ltd., Class A	2,700	2,245
TechnipFMC PLC	2,900	76,067
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,351
		80,663
Oil & Gas Exploration & Production - 0.1%
Aker BP ASA	2,100	45,100
ARC Resources Ltd.	3,998	67,652
Canadian Natural Resources Ltd.	13,597	452,009
Inpex Corp.	6,300	85,357
Kosmos Energy Ltd. (a)	13,913	56,069
MEG Energy Corp.	1,800	33,856
Oil India Ltd.	7,077	49,036
PRIO SA	11,700	93,092
PTT Exploration & Production PCL NVDR	19,883	80,947
Santos Ltd.	20,543	100,047
Tatneft PJSC ADR (a)(d)**	3,383	—
Tatneft PJSC (d)**	4,926	—
Tourmaline Oil Corp.	2,112	98,194
Woodside Energy Group Ltd.	12,088	211,328
		1,372,687
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	1,463	30,987
Bharat Petroleum Corp. Ltd.	22,274	98,331
Cosan SA	16,336	39,237
ENEOS Holdings, Inc.	18,200	99,079
HD Hyundai Co. Ltd.	512	29,952
Hindustan Petroleum Corp. Ltd.	11,341	59,620
Idemitsu Kosan Co. Ltd.	6,000	43,121
Indian Oil Corp. Ltd.	41,199	88,567
Neste OYJ	2,820	54,857
ORLEN SA	9,217	134,232
Parkland Corp.	850	21,933
Petronas Dagangan Bhd.	2,800	12,127
Qatar Fuel QSC	8,184	34,278
Reliance Industries Ltd.	46,888	1,652,330
SK Innovation Co. Ltd. (a)	835	74,771
S-Oil Corp.	695	32,526
Thai Oil PCL NVDR	14,308	22,789
Turkiye Petrol Rafinerileri AS	14,299	64,913
		2,593,650
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	1,285	23,259
China Merchants Energy Shipping Co. Ltd., Class A	10,900	12,522
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	8,153

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	18,000	$21,945
Enbridge, Inc.	13,921	566,135
FLEX LNG Ltd.	912	23,201
Golar LNG Ltd.	2,950	108,442
Keyera Corp.	1,517	47,353
Pembina Pipeline Corp.	3,683	151,987
Petronet LNG Ltd.	11,577	47,185
Qatar Gas Transport Co. Ltd.	42,816	51,154
Scorpio Tankers, Inc.	1,397	99,606
SFL Corp. Ltd.	3,321	38,424
TC Energy Corp.	6,621	315,085
Teekay Corp. (a)	1,617	14,876
Teekay Tankers Ltd., Class A	728	42,406
Ultrapar Participacoes SA	10,600	41,284
		1,613,017
Other Specialty Retail - 0.0% *
Avolta AG	554	23,512
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	23,164
Chow Tai Fook Jewellery Group Ltd.	28,400	31,992
Jarir Marketing Co.	9,820	34,396
JD Sports Fashion PLC	15,921	32,898
Jumbo SA	1,648	47,269
Pop Mart International Group Ltd. (f)	7,200	49,360
		242,591
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	2,910	112,828
Almarai Co. JSC	3,350	49,294
Angel Yeast Co. Ltd., Class A	500	2,602
Associated British Foods PLC	2,266	70,911
Barry Callebaut AG	24	44,555
BRF SA (a)	11,400	49,508
Britannia Industries Ltd.	1,513	114,433
Charoen Pokphand Foods PCL NVDR	53,869	40,179
China Feihe Ltd. (f)	117,568	88,999
China Huishan Dairy Holdings Co. Ltd. (a)(d)	55,000	—
China Mengniu Dairy Co. Ltd.	46,000	110,744
Chocoladefabriken Lindt & Spruengli AG	7	205,394
CJ CheilJedang Corp.	105	24,409
Danone SA	4,119	300,369
Forafric Global PLC (a)	183	2,075
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,984	27,421
Gruma SAB de CV, Class B	2,625	48,963
Grupo Bimbo SAB de CV	18,581	64,231
Guangdong Haid Group Co. Ltd., Class A	1,000	6,861
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	12,328
Indofood CBP Sukses Makmur Tbk. PT	24,200	19,700
Indofood Sukses Makmur Tbk. PT	65,636	30,564
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	31,983
JDE Peet's NV	728	15,242
Kerry Group PLC, Class A	978	101,673
Kikkoman Corp.	4,500	51,216
	Number of Shares	Fair Value
Lotus Bakeries NV	3	$40,312
Marico Ltd.	7,274	60,361
MEIJI Holdings Co. Ltd.	1,500	37,647
Mowi ASA	3,098	55,812
Muyuan Foods Co. Ltd., Class A (a)	4,720	31,232
Nestle India Ltd.	5,466	175,454
Nestle Malaysia Bhd.	939	23,683
Nissin Foods Holdings Co. Ltd.	1,300	36,417
Orion Corp.	377	28,109
Orkla ASA	4,629	43,707
PPB Group Bhd.	10,487	36,775
QL Resources Bhd.	20,382	23,133
Salmar ASA	399	20,968
Saputo, Inc.	1,679	36,278
Savola Group (a)	7,092	51,043
SunOpta, Inc. (a)	2,728	17,405
Tata Consumer Products Ltd.	9,457	135,076
Tingyi Cayman Islands Holding Corp.	30,000	43,334
Uni-President Enterprises Corp.	78,000	214,924
Universal Robina Corp.	12,740	23,576
Want Want China Holdings Ltd.	71,000	48,811
Wens Foodstuff Group Co. Ltd., Class A	8,800	25,324
WH Group Ltd. (f)	55,166	43,749
Yakult Honsha Co. Ltd.	1,600	37,125
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	5,071
		2,921,808
Paper & Plastic Packaging Products & Materials - 0.0% *
Klabin SA	12,320	47,259
SCG Packaging PCL NVDR	40,154	36,189
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	2,200	8,085
SIG Group AG	2,024	45,253
		136,786
Paper Products - 0.0% *
Empresas CMPC SA	13,235	23,053
Holmen AB, Class B	458	19,853
Indah Kiat Pulp & Paper Tbk. PT	24,100	13,769
Mondi PLC	2,940	56,038
Stora Enso OYJ, R Shares	3,859	49,529
Suzano SA	11,200	111,963
UPM-Kymmene OYJ	3,382	113,499
		387,704
Passenger Airlines - 0.1%
Air Canada (a)	1,016	12,326
Air China Ltd., Class A (a)	12,700	14,299
ANA Holdings, Inc.	1,000	21,456
China Airlines Ltd.	34,000	23,099
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	7,335
China Southern Airlines Co. Ltd., Class A (a)	11,600	10,840
Deutsche Lufthansa AG	3,645	26,767
Eva Airways Corp.	42,000	49,769
Hainan Airlines Holding Co. Ltd., Class A (a)	102,200	18,838
InterGlobe Aviation Ltd. (a)(f)	2,903	165,844
Japan Airlines Co. Ltd.	814	14,326

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Korean Air Lines Co. Ltd.	2,121	$36,575
Latam Airlines Group SA	2,068,675	26,656
Pegasus Hava Tasimaciligi AS (a)	3,348	23,435
Qantas Airways Ltd. (a)	5,124	26,376
Singapore Airlines Ltd.	9,900	52,512
Spring Airlines Co. Ltd., Class A	600	5,299
Turk Hava Yollari AO (a)	8,076	67,325
		603,077
Passenger Ground Transportation - 0.0% *
Grab Holdings Ltd., Class A (a)	13,900	52,820
Localiza Rent a Car SA	13,201	99,387
		152,207
Personal Care Products - 0.3%
Amorepacific Corp.	448	50,600
Beiersdorf AG	627	94,573
By-health Co. Ltd., Class A	1,000	2,129
Colgate-Palmolive India Ltd.	2,405	109,185
Dabur India Ltd.	8,772	65,443
Giant Biogene Holding Co. Ltd. (f)	5,800	38,044
Godrej Consumer Products Ltd.	5,872	97,636
Hengan International Group Co. Ltd.	9,980	34,434
Hindustan Unilever Ltd.	12,276	433,360
Kao Corp.	3,000	149,098
LG H&H Co. Ltd.	123	35,648
L'Oreal SA	1,539	690,562
Natura & Co. Holding SA	12,300	31,734
Shiseido Co. Ltd.	2,700	73,144
Unilever PLC	15,966	1,036,319
		2,941,909
Pharmaceuticals - 0.8%
Aspen Pharmacare Holdings Ltd.	5,357	60,619
Astellas Pharma, Inc.	11,500	132,414
AstraZeneca PLC	9,925	1,542,698
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	2,776
Aurobindo Pharma Ltd.	3,856	67,212
Bayer AG	6,256	211,729
Beijing Tong Ren Tang Co. Ltd.	1,700	10,217
Celltrion Pharm, Inc. (a)	237	12,451
Changchun High-Tech Industry Group Co. Ltd., Class A	300	4,710
China Resources Pharmaceutical Group Ltd. (f)	17,000	13,154
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,080	14,150
Chugai Pharmaceutical Co. Ltd.	4,300	208,386
Cipla Ltd.	7,510	148,235
CSPC Pharmaceutical Group Ltd.	130,000	101,255
Daiichi Sankyo Co. Ltd.	11,814	388,927
Dong-E-E-Jiao Co. Ltd., Class A	400	3,526
Dr. Reddy's Laboratories Ltd.	1,655	133,338
Eisai Co. Ltd.	1,700	63,524
Galderma Group AG (a)	408	38,016
	Number of Shares	Fair Value
Hanmi Pharm Co. Ltd.	82	$20,160
Hansoh Pharmaceutical Group Co. Ltd. (f)	18,000	48,548
Hikma Pharmaceuticals PLC	1,018	26,095
Humanwell Healthcare Group Co. Ltd., Class A	2,200	6,630
Hypera SA	6,200	29,863
Ipsen SA	232	28,611
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,820	50,965
Kalbe Farma Tbk. PT	246,000	28,028
Kyowa Kirin Co. Ltd.	1,700	30,033
Lupin Ltd.	3,040	79,485
Mankind Pharma Ltd. (a)	2,016	60,640
MediWound Ltd. (a)	198	3,576
Merck KGaA	822	144,948
Novartis AG	12,617	1,453,075
Novo Nordisk AS, Class B	20,625	2,429,486
Ono Pharmaceutical Co. Ltd.	2,500	33,408
Orion OYJ, Class B	669	36,749
Otsuka Holdings Co. Ltd.	2,700	152,573
Recordati Industria Chimica e Farmaceutica SpA	690	39,120
Richter Gedeon Nyrt	1,975	60,995
Sandoz Group AG	2,595	108,501
Scilex Holding Co. (a)	1,832	1,694
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,500	5,930
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	8,497
Shionogi & Co. Ltd.	5,100	73,216
Sino Biopharmaceutical Ltd.	155,000	74,432
SK Biopharmaceuticals Co. Ltd. (a)	359	28,551
Sun Pharmaceutical Industries Ltd.	15,219	349,905
Takeda Pharmaceutical Co. Ltd.	10,111	290,027
Teva Pharmaceutical Industries Ltd. ADR (a)	7,100	127,942
Torrent Pharmaceuticals Ltd.	1,395	56,541
UCB SA	803	145,183
Yuhan Corp.	928	101,195
Yunnan Baiyao Group Co. Ltd., Class A	1,400	12,202
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	14,774
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	7,278
Zydus Lifesciences Ltd.	2,323	29,621
		9,355,814
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (d)**	46,308	—
Anglo American Platinum Ltd.	781	28,116
Impala Platinum Holdings Ltd. (a)	12,364	69,424
Industrias Penoles SAB de CV (a)	2,700	35,997
Northam Platinum Holdings Ltd.	4,779	30,239
Sibanye Stillwater Ltd. (a)	38,119	39,485
		203,261

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,738	$64,902
DB Insurance Co. Ltd.	657	56,421
Fairfax Financial Holdings Ltd.	132	166,855
Fidelis Insurance Holdings Ltd.	1,489	26,891
Hamilton Insurance Group Ltd., Class B (a)	1,177	22,763
ICICI Lombard General Insurance Co. Ltd. (f)	3,503	90,893
Insurance Australia Group Ltd.	14,950	76,335
Intact Financial Corp.	1,136	218,379
Kingsway Financial Services, Inc. (a)	371	3,072
MS&AD Insurance Group Holdings, Inc.	8,200	190,898
OUTsurance Group Ltd.	11,429	38,493
People's Insurance Co. Group of China Ltd., Class A	10,900	11,587
People's Insurance Co. Group of China Ltd., Class H	134,000	64,003
PICC Property & Casualty Co. Ltd., Class H	98,000	145,344
QBE Insurance Group Ltd.	9,513	109,158
Sampo OYJ, A Shares	3,218	150,482
Samsung Fire & Marine Insurance Co. Ltd.	440	115,913
Sompo Holdings, Inc.	6,000	134,270
Suncorp Group Ltd.	8,049	101,014
Tokio Marine Holdings, Inc.	11,969	437,709
Tryg AS	2,322	55,204
		2,280,586
Publishing - 0.0% *
China Literature Ltd. (a)(f)	4,000	16,685
Saudi Research & Media Group (a)	633	48,495
		65,180
Rail Transportation - 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	56,100	48,416
Canadian National Railway Co.	3,434	402,563
Canadian Pacific Kansas City Ltd.	5,961	510,388
Central Japan Railway Co.	4,900	113,628
Container Corp. of India Ltd.	3,305	36,216
Daqin Railway Co. Ltd., Class A	12,900	12,644
East Japan Railway Co.	5,800	115,501
Hankyu Hanshin Holdings, Inc.	1,500	46,372
Keisei Electric Railway Co. Ltd.	800	23,876
MTR Corp. Ltd.	9,614	36,327
Rumo SA	18,600	68,310
Tokyu Corp.	3,300	42,750
West Japan Railway Co.	2,900	55,226
		1,512,217
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	4,940	10,710
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	19,604
China Overseas Land & Investment Ltd.	53,000	108,627
China Resources Land Ltd.	45,500	167,824
China Vanke Co. Ltd., Class A (a)	12,500	17,360
	Number of Shares	Fair Value
China Vanke Co. Ltd., Class H (a)	26,700	$25,609
CK Asset Holdings Ltd.	13,086	57,617
Dar Al Arkan Real Estate Development Co. (a)	8,773	36,482
Emaar Properties PJSC	107,594	255,437
Godrej Properties Ltd. (a)	1,691	63,784
Henderson Land Development Co. Ltd.	9,000	28,735
Longfor Group Holdings Ltd. (f)	27,837	53,900
Macrotech Developers Ltd. (f)	4,996	73,592
Poly Developments & Holdings Group Co. Ltd., Class A	14,400	22,695
Prestige Estates Projects Ltd.	1,780	39,194
Ruentex Development Co. Ltd.	26,550	41,067
Sino Land Co. Ltd.	23,480	25,785
		1,048,022
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	253	17,643
CapitaLand Investment Ltd.	16,800	40,886
Central Pattana PCL NVDR	28,273	58,870
China Resources Mixc Lifestyle Services Ltd. (f)	7,400	33,297
Fastighets AB Balder, Class B (a)	4,357	38,349
Hongkong Land Holdings Ltd.	6,700	24,589
Hulic Co. Ltd.	2,300	23,388
LEG Immobilien SE	491	51,390
Mabanee Co. KPSC	7,926	21,733
NEPI Rockcastle NV	9,380	79,411
Sagax AB, Class B	1,448	41,312
SM Prime Holdings, Inc.	140,200	80,811
Swiss Prime Site AG	515	57,907
Vonovia SE	4,711	172,085
Wharf Real Estate Investment Co. Ltd.	10,000	35,404
		777,075
Real Estate Services - 0.0% *
FirstService Corp.	268	49,021
KE Holdings, Inc. ADR	9,200	183,172
Real Brokerage, Inc. (a)	2,732	15,163
		247,356
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (f)	7,540	66,599
Bank of Chengdu Co. Ltd., Class A	2,100	4,726
Bank of Hangzhou Co. Ltd., Class A	5,547	11,175
Bank of Jiangsu Co. Ltd., Class A	21,100	25,325
Bank of Nanjing Co. Ltd., Class A	8,300	12,986
Bank of Ningbo Co. Ltd., Class A	3,556	13,058
Banque Cantonale Vaudoise	181	18,743
Chiba Bank Ltd.	3,200	25,783
Concordia Financial Group Ltd.	6,900	38,205
Dukhan Bank	49,038	51,988
First BanCorp	4,814	101,912
OFG Bancorp	1,368	61,451
Popular, Inc.	552	55,349
Resona Holdings, Inc.	13,200	92,060
Shizuoka Financial Group, Inc.	2,700	23,491
		602,851

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Reinsurance - 0.1%
Hannover Rueck SE	382	$109,183
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	855	471,672
RenaissanceRe Holdings Ltd.	400	108,960
SiriusPoint Ltd. (a)	2,984	42,791
		732,606
Renewable Electricity - 0.1%
Adani Green Energy Ltd. (a)	4,491	101,968
China Longyuan Power Group Corp. Ltd., Class H	46,000	41,751
China Three Gorges Renewables Group Co. Ltd., Class A	25,500	17,671
China Yangtze Power Co. Ltd., Class A	20,600	88,450
EDP Renovaveis SA	1,928	33,804
Engie Brasil Energia SA	3,733	29,099
Meridian Energy Ltd.	8,264	31,232
NHPC Ltd.	46,387	52,558
Orsted AS (a)(f)	1,269	84,581
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	20,200
		501,314
Research & Consulting Services - 0.1%
Bureau Veritas SA	2,124	70,593
Intertek Group PLC	1,079	74,681
RELX PLC	11,937	561,850
SGS SA	975	109,041
Thomson Reuters Corp.	1,001	170,932
Wolters Kluwer NV	1,585	267,641
		1,254,738
Restaurants - 0.3%
Americana Restaurants International PLC - Foreign Co.	42,922	30,967
Compass Group PLC	10,859	348,703
Delivery Hero SE (a)(f)	1,145	46,285
Haidilao International Holding Ltd. (f)	22,000	53,984
Jollibee Foods Corp.	11,780	56,464
Jubilant Foodworks Ltd.	7,072	57,546
McDonald's Holdings Co. Japan Ltd.	500	23,909
Meituan, Class B (a)(f)	74,607	1,652,064
Restaurant Brands International, Inc.	1,908	137,830
Sodexo SA	590	48,496
Yum China Holdings, Inc.	6,400	288,128
Zensho Holdings Co. Ltd.	600	33,289
Zomato Ltd. (a)	101,490	330,988
		3,108,653
Retail REITs - 0.0% *
CapitaLand Integrated Commercial Trust	37,867	62,619
Klepierre SA	1,423	46,755
Link REIT	17,168	86,752
Scentre Group	34,834	88,206
Unibail-Rodamco-Westfield (a)	788	69,124
Vicinity Ltd.	25,452	39,023
		392,479
	Number of Shares	Fair Value
Security & Alarm Services - 0.0% *
Secom Co. Ltd.	2,600	$96,227
Securitas AB, Class B	3,237	41,163
		137,390
Semiconductor Materials & Equipment - 0.4%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	7,944
Advantest Corp.	4,900	230,921
ASM International NV	299	196,682
ASML Holding NV	2,558	2,128,581
BE Semiconductor Industries NV	515	65,265
Disco Corp.	626	164,071
Flat Glass Group Co. Ltd., Class A	1,700	4,911
GCL Technology Holdings Ltd. (a)	298,000	53,711
Globalwafers Co. Ltd.	5,000	71,888
Hangzhou First Applied Material Co. Ltd., Class A	1,920	4,845
Hanmi Semiconductor Co. Ltd.	631	52,258
Kokusai Electric Corp.	1,000	22,232
Kulicke & Soffa Industries, Inc.	1,622	73,201
Lasertec Corp.	538	88,783
National Silicon Industry Group Co. Ltd., Class A	5,161	13,996
NAURA Technology Group Co. Ltd., Class A	400	20,917
SCREEN Holdings Co. Ltd.	500	34,861
SUMCO Corp.	2,100	22,638
Suzhou Maxwell Technologies Co. Ltd., Class A	256	3,874
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,500	8,142
Tokyo Electron Ltd.	2,888	510,609
Xinjiang Daqo New Energy Co. Ltd., Class A	4,082	15,281
Xinyi Solar Holdings Ltd.	65,985	35,849
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,900	8,793
		3,840,253
Semiconductors - 1.4%
Alchip Technologies Ltd.	1,000	62,408
Allegro MicroSystems, Inc. (a)	700	16,310
ASE Technology Holding Co. Ltd.	51,000	243,344
Cambricon Technologies Corp. Ltd., Class A (a)	348	14,378
China Resources Microelectronics Ltd., Class A	1,955	13,171
eMemory Technology, Inc.	1,000	83,106
GigaDevice Semiconductor, Inc., Class A (a)	560	7,071
Global Unichip Corp.	1,000	34,759
Hangzhou Silan Microelectronics Co. Ltd., Class A (a)	1,100	3,555
Hua Hong Semiconductor Ltd. (f)	10,000	26,907
Hygon Information Technology Co. Ltd., Class A	2,341	34,546
Inari Amertron Bhd.	56,500	39,736
indie Semiconductor, Inc., Class A (a)	4,935	19,691
Infineon Technologies AG	8,329	292,439

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Ingenic Semiconductor Co. Ltd., Class A	600	$5,566
JA Solar Technology Co. Ltd., Class A	4,268	8,263
JCET Group Co. Ltd., Class A	2,000	10,096
Jinko Solar Co. Ltd., Class A	15,683	19,742
LONGi Green Energy Technology Co. Ltd., Class A	7,836	19,661
MediaTek, Inc.	23,000	853,965
Montage Technology Co. Ltd., Class A	361	3,450
Nanya Technology Corp. (a)	15,000	22,443
Novatek Microelectronics Corp.	9,886	161,817
Realtek Semiconductor Corp.	7,040	104,777
Renesas Electronics Corp.	10,700	155,518
Rohm Co. Ltd.	2,100	23,578
Sanan Optoelectronics Co. Ltd., Class A	10,900	19,406
SG Micro Corp., Class A	195	2,647
Silergy Corp.	4,888	72,286
SK Hynix, Inc.	8,409	1,122,743
STMicroelectronics NV	4,296	127,775
Taiwan Semiconductor Manufacturing Co. Ltd.	370,557	11,205,759
Tianshui Huatian Technology Co. Ltd., Class A	700	934
Tongwei Co. Ltd., Class A	3,300	10,765
Trina Solar Co. Ltd., Class A	1,600	5,126
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	3,734
United Microelectronics Corp.	170,000	289,005
Vanguard International Semiconductor Corp.	11,330	37,055
Will Semiconductor Co. Ltd. Shanghai, Class A	1,840	28,184
Winbond Electronics Corp. (a)	51,883	35,002
		15,240,718
Silver - 0.0% *
Pan American Silver Corp.	2,421	50,608
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	8,800	82,649
Coca-Cola Europacific Partners PLC	1,300	102,375
Coca-Cola Femsa SAB de CV	7,265	64,600
Coca-Cola HBC AG	1,458	52,099
Coca-Cola Icecek AS	13,728	22,889
Eastroc Beverage Group Co. Ltd., Class A	100	3,872
Fomento Economico Mexicano SAB de CV	29,600	293,493
Nongfu Spring Co. Ltd., Class H (f)	35,600	156,745
Suntory Beverage & Food Ltd.	900	33,939
Varun Beverages Ltd.	16,122	116,642
		929,303
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd.	2,988	49,332
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA	842	27,356
Chailease Holding Co. Ltd.	22,938	118,508
Far East Horizon Ltd.	23,000	16,848
Mitsubishi HC Capital, Inc.	5,300	37,442
	Number of Shares	Fair Value
Power Finance Corp. Ltd.	21,365	$124,428
REC Ltd.	19,055	126,084
		450,666
Specialty Chemicals - 0.2%
Akzo Nobel NV	1,141	80,607
Arcadium Lithium PLC (a)	32,283	92,007
Arkema SA	395	37,692
Asian Paints Ltd.	6,347	252,142
Clariant AG	1,301	19,741
CNGR Advanced Material Co. Ltd., Class A	280	1,607
Covestro AG (a)(f)	1,266	79,039
Croda International PLC	879	49,720
DSM-Firmenich AG	1,182	163,115
EMS-Chemie Holding AG	46	38,717
Evonik Industries AG	1,685	39,491
Ganfeng Lithium Group Co. Ltd., Class A	940	4,630
Givaudan SA	59	324,533
Hoshine Silicon Industry Co. Ltd., Class A	200	1,715
Nippon Paint Holdings Co. Ltd.	6,300	48,338
Nitto Denko Corp.	4,500	75,142
Novonesis (Novozymes) B, Class B	2,240	161,708
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	3,841
Shenzhen Capchem Technology Co. Ltd., Class A	180	1,045
Shin-Etsu Chemical Co. Ltd.	11,512	481,035
Sika AG	973	323,084
Syensqo SA	489	43,447
Symrise AG	842	116,619
Tianqi Lithium Corp., Class A	700	3,521
Wanhua Chemical Group Co. Ltd., Class A	3,300	43,059
Zhejiang NHU Co. Ltd., Class A	2,592	8,359
		2,493,954
Steel - 0.2%
APL Apollo Tubes Ltd.	2,056	38,866
ArcelorMittal SA	3,139	82,467
Baoshan Iron & Steel Co. Ltd., Class A	26,900	26,674
BlueScope Steel Ltd.	2,925	45,049
China Steel Corp.	164,000	119,969
Cia Siderurgica Nacional SA	12,100	28,640
Eregli Demir ve Celik Fabrikalari TAS	22,053	34,511
Fortescue Ltd.	10,737	154,041
Hyundai Steel Co.	2,335	49,818
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	10,481
JFE Holdings, Inc.	3,800	50,967
Jindal Stainless Ltd.	5,001	47,175
Jindal Steel & Power Ltd.	5,210	64,636
JSW Steel Ltd.	8,644	106,248
Kumba Iron Ore Ltd.	1,082	25,178
Nippon Steel Corp.	5,500	122,966
NMDC Ltd.	12,643	36,949
Novolipetsk Steel PJSC GDR (a)(d)**	2,290	—
Novolipetsk Steel PJSC (d)**	4,980	—

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	$4,257
POSCO Holdings, Inc.	1,135	334,155
Severstal PAO GDR (a)(d)**	3,070	—
Severstal PAO (d)**	695	—
Tata Steel Ltd.	122,022	245,424
Vale SA	51,940	605,735
voestalpine AG	680	17,743
		2,251,949
Systems Software - 0.0% *
360 Security Technology, Inc., Class A	4,700	5,916
Check Point Software Technologies Ltd. (a)	563	108,552
Oracle Corp. Japan	237	24,431
Tata Elxsi Ltd.	550	50,697
TOTVS SA	9,138	47,923
Trend Micro, Inc.	800	47,461
		284,980
Technology Distributors - 0.0% *
Synnex Technology International Corp.	21,178	48,517
Unisplendour Corp. Ltd., Class A	3,100	10,693
WPG Holdings Ltd.	25,938	61,471
		120,681
Technology Hardware, Storage & Peripherals - 0.6%
Acer, Inc.	43,000	55,437
Advantech Co. Ltd.	6,599	67,040
Asia Vital Components Co. Ltd.	5,000	93,217
Asustek Computer, Inc.	10,053	175,669
Brother Industries Ltd.	1,400	27,209
Canon, Inc.	5,900	193,986
Catcher Technology Co. Ltd.	11,000	82,205
Compal Electronics, Inc.	62,225	65,476
CosmoAM&T Co. Ltd. (a)	420	40,275
FUJIFILM Holdings Corp.	7,145	184,220
Gigabyte Technology Co. Ltd.	7,000	57,179
IEIT Systems Co. Ltd., Class A	2,700	16,010
Inventec Corp.	39,249	53,454
Lenovo Group Ltd.	116,000	158,301
Lite-On Technology Corp.	28,693	90,214
Logitech International SA	984	88,141
Micro-Star International Co. Ltd.	10,000	54,982
Ninestar Corp., Class A (a)	1,200	5,201
Pegatron Corp.	29,251	95,203
Quanta Computer, Inc.	41,507	346,258
Ricoh Co. Ltd.	3,400	36,665
Samsung Electronics Co. Ltd.	71,783	3,375,892
Seiko Epson Corp.	1,800	33,215
Shenzhen Transsion Holdings Co. Ltd., Class A	725	11,181
Wistron Corp.	38,000	121,277
Wiwynn Corp.	1,000	54,192
Xiaomi Corp., Class B (a)(f)	232,800	674,348
		6,256,447
Textiles - 0.0% *
Eclat Textile Co. Ltd.	3,000	51,665
	Number of Shares	Fair Value
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,229	$44,732
Bridgestone Corp.	3,596	138,269
Cheng Shin Rubber Industry Co. Ltd.	34,000	55,652
Cie Generale des Etablissements Michelin SCA	4,321	175,827
Hankook Tire & Technology Co. Ltd.	820	25,991
MRF Ltd.	38	62,810
Sailun Group Co. Ltd., Class A	2,300	5,271
Shandong Linglong Tyre Co. Ltd., Class A	1,500	4,317
		512,869
Tobacco - 0.1%
British American Tobacco PLC	12,765	466,412
Imperial Brands PLC	5,161	150,430
ITC Ltd.	47,533	293,900
Japan Tobacco, Inc.	7,607	222,243
KT&G Corp.	1,445	120,334
Smoore International Holdings Ltd. (f)	32,000	53,145
		1,306,464
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	2,417	90,444
AddTech AB, Class B	1,624	48,736
AerCap Holdings NV	1,266	119,916
Ashtead Group PLC	2,784	216,068
Beijer Ref AB	2,381	39,215
BOC Aviation Ltd. (f)	2,700	22,351
Brenntag SE	868	64,886
Bunzl PLC	2,142	101,538
IMCD NV	380	66,117
ITOCHU Corp.	7,609	408,430
Marubeni Corp.	9,100	148,867
Mitsubishi Corp.	21,346	440,604
Mitsui & Co. Ltd.	16,408	364,546
MonotaRO Co. Ltd.	1,500	25,142
Posco International Corp.	924	40,346
Reece Ltd.	1,380	27,285
Rexel SA	1,484	43,012
Seven Group Holdings Ltd.	1,259	37,453
Sumitomo Corp.	6,600	147,374
Toromont Industries Ltd.	547	53,455
Toyota Tsusho Corp.	4,300	77,709
		2,583,494
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(f)	138	216,021
Edenred SE	1,669	63,369
EVERTEC, Inc.	1,906	64,594
Nexi SpA (a)(f)	3,615	24,578
Pagseguro Digital Ltd., Class A (a)	8,308	71,532
StoneCo Ltd., Class A (a)	12,040	135,571
Wise PLC, Class A (a)	4,045	36,434
		612,099
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	50,000	15,578
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,600	126,160

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Guangdong Investment Ltd.	48,000	$32,319
Severn Trent PLC	1,796	63,647
United Utilities Group PLC	4,550	63,808
		301,512
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	16,772	135,521
America Movil SAB de CV	290,900	239,671
Axiata Group Bhd.	36,600	22,367
Bharti Airtel Ltd.	36,264	739,788
CELCOMDIGI Bhd.	44,700	40,326
China United Network Communications Ltd., Class A	33,400	25,532
Etihad Etisalat Co.	5,628	77,112
Far EasTone Telecommunications Co. Ltd.	25,000	71,651
Intouch Holdings PCL NVDR	5,700	16,386
Intouch Holdings PCL	16,900	48,582
KDDI Corp.	9,757	313,365
Maxis Bhd.	22,600	21,649
Mobile Telecommunications Co. KSCP	33,002	51,354
Mobile Telecommunications Co. Saudi Arabia	8,107	23,685
Mobile TeleSystems PJSC (d)**	3,970	—
MTN Group Ltd.	24,275	129,359
PLDT, Inc.	960	25,526
Rogers Communications, Inc., Class B	2,258	90,892
SK Telecom Co. Ltd.	1,020	43,602
SoftBank Corp. (g)	182,000	238,188
SoftBank Group Corp. (g)	6,615	389,713
Taiwan Mobile Co. Ltd.	24,946	90,651
Tele2 AB, Class B	3,537	40,092
TIM SA	11,600	39,896
Turkcell Iletisim Hizmetleri AS	18,445	51,363
Vodacom Group Ltd.	8,348	53,031
Vodafone Group PLC	143,585	144,525
Vodafone Idea Ltd. (a)	327,703	40,513
		3,204,340
Total Common Stock (Cost $222,234,960)		242,924,844
Preferred Stock - 0.2%
Automobile Manufacturers - 0.0% *
Bayerische Motoren Werke AG 8.12%	362	30,018
Dr. Ing hc F Porsche AG 3.23% (f)	759	60,567
Hyundai Motor Co. 7.13%	452	60,626
Hyundai Motor Co. 7.33%	349	45,343
Porsche Automobil Holding SE 6.24%	1,014	46,489
Volkswagen AG 9.56%	1,309	139,020
		382,063
Commodity Chemicals - 0.0% *
LG Chem Ltd. 1.46%	83	15,392
Diversified Banks - 0.1%
Banco Bradesco SA 8.92%	88,221	238,137
Bancolombia SA 10.66%	6,273	49,865
Itau Unibanco Holding SA 6.51%	73,800	489,353
	Number of Shares	Fair Value
Itausa SA 6.65%	88,711	$180,328
		957,683
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA 4.17%	2,800	22,474
Cia Energetica de Minas Gerais 14.00%	28,608	59,886
Cia Paranaense de Energia - Copel 3.73%	20,204	37,804
		120,164
Household Products - 0.0% *
Henkel AG & Co. KGaA 2.20%	1,071	100,883
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro SA 13.57%	71,200	470,805
Surgutneftegas PJSC (d)**	115,200	—
		470,805
Life Sciences Tools & Services - 0.0% *
Sartorius AG 0.29%	174	48,975
Specialty Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA 2.11%	2,053	85,296
Steel - 0.0% *
Gerdau SA 4.58%	19,596	68,729
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 2.13%	12,516	487,164
Total Preferred Stock (Cost $2,840,049)		2,737,154
Warrant - 0.0% *
Application Software - 0.0% *
Constellation Software, Inc. (expiring 03/31/40) (a)(d)**	238	—
Total Foreign Equity (Cost $225,075,009)		245,661,998

	Principal Amount
Bonds and Notes - 4.9%
U.S. Treasuries - 4.9%
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	$1,252,764	786,994
0.25% 02/15/50	850,256	565,337
0.63% 02/15/43	677,180	544,561
0.75% 02/15/42 - 02/15/45	1,626,810	1,328,703
0.88% 02/15/47	573,302	460,814
1.00% 02/15/46 - 02/15/49	1,559,006	1,283,995
1.38% 02/15/44	809,736	739,438
1.50% 02/15/53	640,157	579,492
1.75% 01/15/28	788,209	794,936
2.00% 01/15/26	792,350	791,096
2.13% 02/15/40 - 02/15/54	1,912,476	1,997,472
2.38% 01/15/27	764,233	777,055
2.50% 01/15/29	585,988	611,533
3.38% 04/15/32	442,998	500,916
3.63% 04/15/28	738,955	792,241
3.88% 04/15/29	1,004,462	1,109,204
U.S. Treasury Inflation-Indexed Notes
0.13% 10/15/25 - 01/15/32	15,665,120	14,786,846

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Principal Amount	Fair Value
0.25% 07/15/29	$1,254,212	$1,190,718
0.38% 01/15/27 - 07/15/27	3,332,886	3,240,901
0.50% 01/15/28	1,428,134	1,383,505
0.63% 01/15/26 - 07/15/32	3,232,525	3,082,490
0.75% 07/15/28	1,108,923	1,084,882
0.88% 01/15/29	1,363,976	1,332,407
1.13% 01/15/33	1,979,812	1,910,983
1.25% 04/15/28	1,777,377	1,761,131
1.38% 07/15/33	2,014,300	1,986,368
1.63% 10/15/27	1,566,111	1,576,908
1.75% 01/15/34	2,138,530	2,163,925
1.88% 07/15/34	1,177,807	1,207,114
2.13% 04/15/29	1,804,957	1,856,039
2.38% 10/15/28	1,643,008	1,707,156
Total Bonds and Notes (Cost $56,203,859)		53,935,160

	Number of Shares
Exchange Traded & Mutual Funds - 24.2%
SPDR Bloomberg High Yield Bond ETF (h)	556,348	54,405,271
SPDR Portfolio Aggregate Bond ETF (h)	7,821,217	204,446,612
SPDR Portfolio Long Term Treasury ETF (h)	366,284	10,647,876
Total Investments in Securities (Cost $916,791,129)		1,050,250,356
Short-Term Investments - 5.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (h)(i) (Cost $59,552,711)	59,552,711	59,552,711
Total Investments (Cost $976,343,840)		1,109,803,067
Other Assets and Liabilities, net - 0.1%		1,489,700
NET ASSETS - 100.0%		$1,111,292,767

Other Information:

The Fund had the following long futures contracts open at September 30, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	December 2024	1	$210,530	$213,835	$3,305
MSCI Emerging Markets Index Futures	December 2024	101	5,542,179	5,922,135	379,956
MSCI EAFE Mini Index Futures	December 2024	17	2,065,132	2,114,630	49,498
E-mini Russell 2000 Index Futures	December 2024	4	433,368	449,840	16,472
E-mini Russell 1000 Index Futures	December 2024	5	771,717	792,801	21,084
					$470,315
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	At September 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to $7,854,458 or 0.71% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$481,151,813	$1,626	$0(a)	$481,153,439
Foreign Equity	245,434,502	227,496	0(a)	245,661,998
U.S. Treasuries	—	53,935,160	—	53,935,160
Exchange Traded & Mutual Funds	269,499,759	—	—	269,499,759
Short-Term Investments	59,552,711	—	—	59,552,711
Total Investments in Securities	$1,055,638,785	$54,164,282	$—	$1,109,803,067
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	470,315	—	—	470,315
Total Other Financial Instruments	$470,315	$—	$—	$470,315

(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
The Fund was invested in the following countries/territories at September 30, 2024 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	77.86%
China	3.18%
Japan	2.26%
India	2.20%
Taiwan	1.96%
Canada	1.25%
Republic of Korea	1.20%
United Kingdom	1.13%
See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
France	0.96%
Germany	0.91%
Australia	0.80%
Switzerland	0.65%
Brazil	0.61%
Netherlands	0.44%
Saudi Arabia	0.42%
South Africa	0.35%
Sweden	0.35%
Denmark	0.34%
Spain	0.27%
Italy	0.26%
Mexico	0.23%
Hong Kong	0.20%
Ireland	0.20%
Thailand	0.19%
Indonesia	0.18%
Malaysia	0.17%
Singapore	0.17%
United Arab Emirates	0.13%
Finland	0.11%
Poland	0.09%
Qatar	0.09%
Belgium	0.09%
Kuwait	0.08%
Norway	0.07%
Israel	0.07%
Turkey	0.07%
Philippines	0.06%
Chile	0.06%
Greece	0.05%
Puerto Rico	0.03%
New Zealand	0.03%
Hungary	0.03%
Austria	0.02%
Peru	0.02%
Luxembourg	0.02%
Bermuda	0.02%
Portugal	0.02%
Czech Republic	0.01%
Monaco	0.01%
Argentina	0.01%
Macau	0.01%
Colombia	0.01%
Cameroon	0.01%
Romania	0.01%
UAE	0.01%
Zambia	0.01%
Ghana	0.01%
Bahamas	0.00%***
Egypt	0.00%***
Panama	0.00%***
Burkina Faso	0.00%***
Jordan	0.00%***
Cayman Islands	0.00%***
Guernsey	0.00%***
Isle Of Man	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.

Industry	Domestic	Foreign	Total
Exchange Traded Funds	24.28%	0.00%	24.28%
Semiconductors	3.40%	1.37%	4.77%
Diversified Banks	0.95%	3.31%	4.26%
Technology Hardware, Storage & Peripherals	2.43%	0.60%	3.03%
Interactive Media & Services	2.13%	0.66%	2.79%
Systems Software	2.76%	0.03%	2.79%
Pharmaceuticals	1.61%	0.84%	2.45%
Broadline Retail	1.21%	0.71%	1.92%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Application Software	1.33%	0.26%	1.59%
Biotechnology	1.42%	0.14%	1.56%
Automobile Manufacturers	0.59%	0.59%	1.18%
Integrated Oil & Gas	0.72%	0.38%	1.10%
Aerospace & Defense	0.78%	0.29%	1.07%
Healthcare Equipment	0.91%	0.12%	1.03%
Electric Utilities	0.62%	0.34%	0.96%
Transaction & Payment Processing Services	0.86%	0.06%	0.92%
Regional Banks	0.85%	0.05%	0.90%
Industrial Machinery & Supplies & Components	0.54%	0.23%	0.77%
IT Consulting & Other Services	0.24%	0.51%	0.75%
Restaurants	0.46%	0.28%	0.74%
Packaged Foods & Meats	0.45%	0.26%	0.71%
Semiconductor Materials & Equipment	0.35%	0.35%	0.70%
Property & Casualty Insurance	0.47%	0.21%	0.68%
Life & Health Insurance	0.18%	0.47%	0.65%
Electrical Components & Equipment	0.41%	0.23%	0.64%
Multi-Sector Holdings	0.58%	0.07%	0.65%
Consumer Staples Merchandise Retail	0.59%	0.04%	0.63%
Asset Management & Custody Banks	0.46%	0.14%	0.60%
Life Sciences Tools & Services	0.50%	0.09%	0.59%
Integrated Telecommunication Services	0.25%	0.32%	0.57%
Trading Companies & Distributors	0.32%	0.23%	0.55%
Financial Exchanges & Data	0.41%	0.14%	0.55%
Managed Healthcare	0.54%	0.00%	0.54%
Specialty Chemicals	0.31%	0.23%	0.54%
Oil & Gas Exploration & Production	0.41%	0.12%	0.53%
Soft Drinks & Non-alcoholic Beverages	0.42%	0.08%	0.50%
Movies & Entertainment	0.45%	0.04%	0.49%
Household Products	0.42%	0.06%	0.48%
Investment Banking & Brokerage	0.38%	0.10%	0.48%
Building Products	0.37%	0.11%	0.48%
Industrial Conglomerates	0.14%	0.33%	0.47%
Construction Machinery & Heavy Transportation Equipment	0.29%	0.15%	0.44%
Apparel, Accessories & Luxury Goods	0.08%	0.35%	0.43%
Hotels, Resorts & Cruise Lines	0.30%	0.12%	0.42%
See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Home Improvement Retail	0.39%	0.01%	0.40%
Communications Equipment	0.33%	0.05%	0.38%
Construction & Engineering	0.21%	0.16%	0.37%
Oil & Gas Refining & Marketing	0.14%	0.23%	0.37%
Wireless Telecommunication Services	0.08%	0.29%	0.37%
Personal Care Products	0.10%	0.27%	0.37%
Multi-Utilities	0.25%	0.11%	0.36%
Diversified Metals & Mining	0.01%	0.34%	0.35%
Consumer Finance	0.26%	0.08%	0.34%
Steel	0.14%	0.21%	0.35%
Electronic Components	0.12%	0.21%	0.33%
Research & Consulting Services	0.22%	0.11%	0.33%
Apparel Retail	0.21%	0.12%	0.33%
Oil & Gas Storage & Transportation	0.18%	0.15%	0.33%
Rail Transportation	0.19%	0.14%	0.33%
Tobacco	0.20%	0.12%	0.32%
Home Building	0.28%	0.03%	0.31%
Food Retail	0.08%	0.22%	0.30%
Multi-Line Insurance	0.04%	0.25%	0.29%
Healthcare Services	0.27%	0.02%	0.29%
Industrial Gases	0.20%	0.07%	0.27%
Construction Materials	0.16%	0.09%	0.25%
Commodity Chemicals	0.09%	0.16%	0.25%
Retail REITs	0.21%	0.04%	0.25%
Healthcare Supplies	0.16%	0.09%	0.25%
Electronic Equipment & Instruments	0.16%	0.09%	0.25%
Human Resource & Employment Services	0.18%	0.06%	0.24%
Gold	0.06%	0.17%	0.23%
Air Freight & Logistics	0.15%	0.08%	0.23%
Insurance Brokers	0.22%	0.01%	0.23%
Healthcare Facilities	0.14%	0.07%	0.21%
Interactive Home Entertainment	0.06%	0.15%	0.21%
Automotive Parts & Equipment	0.11%	0.09%	0.20%
Internet Services & Infrastructure	0.14%	0.06%	0.20%
Oil & Gas Equipment & Services	0.19%	0.01%	0.20%
Industrial REITs	0.15%	0.05%	0.20%
Automotive Retail	0.17%	0.03%	0.20%
Diversified Financial Services	0.09%	0.10%	0.19%
Environmental & Facilities Services	0.18%	0.01%	0.19%
Electronic Manufacturing Services	0.05%	0.13%	0.18%
Distillers & Vintners	0.04%	0.12%	0.16%
Gas Utilities	0.08%	0.08%	0.16%
Health Care REITs	0.16%	0.00%	0.16%
Cable & Satellite	0.15%	0.00%	0.15%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Independent Power Producers & Energy Traders	0.04%	0.12%	0.16%
Diversified Support Services	0.12%	0.04%	0.16%
Heavy Electrical Equipment	0.06%	0.09%	0.15%
Casinos & Gaming	0.09%	0.06%	0.15%
Passenger Airlines	0.08%	0.05%	0.13%
Footwear	0.11%	0.02%	0.13%
Telecom Tower REITs	0.13%	0.00%	0.13%
Consumer Electronics	0.03%	0.10%	0.13%
Reinsurance	0.06%	0.07%	0.13%
Brewers	0.01%	0.12%	0.13%
Diversified Capital Markets	0.00%	0.12%	0.12%
Passenger Ground Transportation	0.11%	0.01%	0.12%
Real Estate Services	0.09%	0.02%	0.11%
Multi-Family Residential REITs	0.12%	0.00%	0.12%
Other Specialty Retail	0.09%	0.02%	0.11%
Healthcare Distributors	0.10%	0.01%	0.11%
Coal & Consumable Fuels	0.03%	0.08%	0.11%
Advertising	0.07%	0.03%	0.10%
Cargo Ground Transportation	0.10%	0.01%	0.11%
Agricultural & Farm Machinery	0.10%	0.01%	0.11%
Copper	0.05%	0.06%	0.11%
Diversified Real Estate Activities	0.01%	0.09%	0.10%
Data Processing & Outsourced Services	0.08%	0.02%	0.10%
Marine Transportation	0.02%	0.08%	0.10%
Real Estate Development	0.00%	0.09%	0.09%
Fertilizers & Agricultural Chemicals	0.05%	0.04%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
Paper & Plastic Packaging Products & Materials	0.08%	0.01%	0.09%
Education Services	0.06%	0.03%	0.09%
Other Specialized REITs	0.09%	0.00%	0.09%
Commercial & Residential Mortgage Finance	0.09%	0.00%	0.09%
Office REITs	0.08%	0.01%	0.09%
Mortgage REITs	0.09%	0.00%	0.09%
Water Utilities	0.05%	0.03%	0.08%
Real Estate Operating Companies	0.01%	0.07%	0.08%
Diversified REITs	0.06%	0.02%	0.08%
Self Storage REITs	0.08%	0.00%	0.08%
Technology Distributors	0.06%	0.01%	0.07%
Food Distributors	0.06%	0.02%	0.08%
Oil & Gas Drilling	0.05%	0.02%	0.07%
Renewable Electricity	0.02%	0.05%	0.07%
Leisure Products	0.05%	0.02%	0.07%
Hotel & Resort REITs	0.06%	0.00%	0.06%
See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Healthcare Technology	0.05%	0.01%	0.06%
Aluminum	0.02%	0.04%	0.06%
Diversified Chemicals	0.01%	0.06%	0.07%
Agricultural Products & Services	0.04%	0.02%	0.06%
Metal, Glass & Plastic Containers	0.05%	0.01%	0.06%
Specialized Finance	0.02%	0.04%	0.06%
Motorcycle Manufacturers	0.00%	0.05%	0.05%
Tires & Rubber	0.01%	0.05%	0.06%
Airport Services	0.00%	0.05%	0.05%
Alternative Carriers	0.05%	0.01%	0.06%
Leisure Facilities	0.03%	0.02%	0.05%
Household Appliances	0.02%	0.03%	0.05%
Single-Family Residential REITs	0.05%	0.00%	0.05%
Paper Products	0.01%	0.04%	0.05%
Drug Retail	0.00%	0.03%	0.03%
Distributors	0.03%	0.00%	0.03%
Broadcasting	0.03%	0.01%	0.04%
Security & Alarm Services	0.02%	0.01%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Home Furnishing Retail	0.02%	0.01%	0.03%
Timber REITs	0.03%	0.00%	0.03%
Publishing	0.02%	0.01%	0.03%
Office Services & Supplies	0.03%	0.00%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Home Furnishings	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Commercial Printing	0.00%	0.01%	0.01%
Silver	0.01%	0.00%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
			89.77%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	4.86%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	5.37%
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	426,678	$40,419,207	$122,607,628	$109,724,956	$543,919	$559,473	556,348	$54,405,271	$3,824,779
SPDR Bloomberg International Treasury Bond ETF	1,184,244	27,450,776	14,409,396	40,748,644	1,099,456	(2,210,984)	—	—	57,032
SPDR Gold Shares	142,453	27,232,740	409,989	31,255,469	5,549,925	(1,937,185)	—	—	—
SPDR Portfolio Aggregate Bond ETF	2,899,192	74,335,283	430,576,536	305,865,010	3,699,827	1,699,976	7,821,217	204,446,612	1,658,443
SPDR Portfolio Long Term Treasury ETF	713,771	20,713,634	53,172,123	64,305,956	1,505,875	(437,800)	366,284	10,647,876	203,205
State Street Corp.	3,361	260,343	40,205	109,804	(3,093)	21,227	2,361	208,878	3,465
State Street Institutional U.S. Government Money Market Fund - Class G Shares	30,259,029	30,259,029	458,423,544	429,129,862	—	—	59,552,711	59,552,711	2,503,868
TOTAL		$220,671,012	$1,079,639,421	$981,139,701	$12,395,909	$(2,305,293)		$329,261,348	$8,250,792
See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.2% †
Alternate Housing - 5.6%
Invitation Homes, Inc.	20,040	$706,611
Sun Communities, Inc.	4,669	631,015
		1,337,626
Data Center - 12.4%
Digital Realty Trust, Inc.	6,790	1,098,826
Equinix, Inc.	2,114	1,876,450
		2,975,276
Healthcare - 16.7%
Alexandria Real Estate Equities, Inc.	2,470	293,313
American Healthcare REIT, Inc.	9,040	235,944
CareTrust REIT, Inc.	3,670	113,256
Healthpeak Properties, Inc.	26,350	602,624
National Health Investors, Inc.	1,010	84,901
Omega Healthcare Investors, Inc.	7,391	300,814
Ventas, Inc.	14,170	908,722
Welltower, Inc.	11,300	1,446,739
		3,986,313
Hotel - 2.9%
Apple Hospitality REIT, Inc.	5,923	87,957
DiamondRock Hospitality Co.	14,568	127,179
Host Hotels & Resorts, Inc.	22,540	396,704
Ryman Hospitality Properties, Inc.	598	64,129
Xenia Hotels & Resorts, Inc.	1,489	21,992
		697,961
Industrial - 13.7%
Americold Realty Trust, Inc.	7,680	217,114
EastGroup Properties, Inc.	1,032	192,798
First Industrial Realty Trust, Inc.	9,049	506,563
Lineage, Inc.	2,650	207,707
LXP Industrial Trust	5,564	55,918
Prologis, Inc.	14,071	1,776,886
Rexford Industrial Realty, Inc.	6,620	333,052
		3,290,038
Multifamily - 9.8%
Camden Property Trust	4,780	590,473
Equity Residential	10,973	817,050
UDR, Inc.	20,620	934,911
		2,342,434
Net Lease - 7.7%
Agree Realty Corp.	5,410	407,535
Broadstone Net Lease, Inc.	9,213	174,586
NETSTREIT Corp.	5,040	83,311
NNN REIT, Inc.	6,630	321,489
Realty Income Corp.	13,590	861,878
		1,848,799
Office - 4.8%
BXP, Inc.	4,968	399,725
Cousins Properties, Inc.	11,241	331,385
Douglas Emmett, Inc.	7,969	140,015
Kilroy Realty Corp.	3,851	149,034
Vornado Realty Trust	3,403	134,078
		1,154,237
	Number of Shares	Fair Value
Regional Malls - 3.7%
Macerich Co.	6,410	$116,918
Simon Property Group, Inc.	4,576	773,436
		890,354
Self Storage - 8.1%
CubeSmart	3,160	170,103
Extra Space Storage, Inc.	5,770	1,039,696
Public Storage	1,990	724,101
		1,933,900
Shopping Centers - 7.4%
Brixmor Property Group, Inc.	18,019	502,010
InvenTrust Properties Corp.	3,990	113,196
Kimco Realty Corp.	31,460	730,501
Phillips Edison & Co., Inc.	3,565	134,436
Retail Opportunity Investments Corp.	18,540	291,634
		1,771,777
Specialty - 6.4%
EPR Properties	900	44,136
Iron Mountain, Inc.	4,450	528,794
Lamar Advertising Co., Class A	1,896	253,306
VICI Properties, Inc.	20,850	694,513
		1,520,749
Total Common Stock (REITs) (Cost $17,752,415)		23,749,464
Short-Term Investments - 1.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.98% (a)(b) (Cost $250,579)	250,579	250,579
Total Investments (Cost $18,002,994)		24,000,043
Liabilities in Excess of Other Assets, net - (0.3)%		(62,739)
NET ASSETS - 100.0%		$23,937,304
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2024.

Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	95

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
September 30, 2024 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,749,464	$—	$—	$23,749,464
Short-Term Investments	250,579	—	—	250,579
Total Investments in Securities	$24,000,043	$—	$—	$24,000,043

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	347,181	$347,181	$6,920,701	$7,017,303	$—	$—	250,579	$250,579	$12,110
See Notes to Schedule of Investments.
96	State Street Real Estate Securities V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2024, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
97

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
September 30, 2024 (Unaudited)

•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date.  Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended September 30, 2024, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
98